BT INVESTMENT FUNDS

CAPITAL
APPRECIATION
FUND



ANNUAL REPORT
SEPTEMBER 30, 1995

                        CAPITAL APPRECIATION FUND                             1
                        --------------------------------------------------------





TABLE OF CONTENTS
================================================================================


INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . . . .   2
LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER  . . . . . . . .   3
CAPITAL APPRECIATION FUND
        Statement of Assets and Liabilities   . . . . . . . . .   6
        Statement of Operations   . . . . . . . . . . . . . . .   7
        Statement of Changes in Net Assets  . . . . . . . . . .   8
        Financial Highlights  . . . . . . . . . . . . . . . . .   9
CAPITAL APPRECIATION PORTFOLIO
        Statement of Assets and Liabilities   . . . . . . . . .  10
        Statement of Operations   . . . . . . . . . . . . . . .  11
        Statement of Changes in Net Assets  . . . . . . . . . .  12
        Financial Highlights  . . . . . . . . . . . . . . . . .  13
        Schedule of Portfolio Investments   . . . . . . . . . .  14
CAPITAL APPRECIATION FUND
        Notes to Financial Statements   . . . . . . . . . . . .  17
        Report of Independent Accountants   . . . . . . . . . .  19
CAPITAL APPRECIATION PORTFOLIO
        Notes to Financial Statements   . . . . . . . . . . . .  20
        Report of Independent Accountants   . . . . . . . . . .  22


For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the Capital Appreciation Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Investment Funds:

BT INVESTMENT FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 422-6577

BT INVESTMENT FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the Capital Appreciation Fund at the following address:

BT INVESTMENT FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

                        CAPITAL APPRECIATION FUND                             2
                        --------------------------------------------------------


INTRODUCTION FROM PRESIDENT
================================================================================

     November, 1995

     Dear Shareholders:

     We are pleased to present your Annual Report for the BT Investment Funds Capital Appreciation Fund. This Report provides you with an investment overview as well as a financial summary of the Fund's operations for the period January 1, 1995 to September 30, 1995. We have also included a Letter from the Investment Adviser, detailing the factors that affected the Fund's performance and a performance chart which illustrates your Fund's return versus a relevant financial index. Also presented in your Report is a pie chart displaying diversification of Portfolio investments, financial statements, financial highlights and a listing of the Portfolio's holdings.

     Looking ahead, we will continue to closely observe the economic conditions and how they affect the financial markets.

     We appreciate your ongoing support of the Capital Appreciation Fund and look forward to continuing to serve your investment needs.




     Philip W. Coolidge
     President

                        CAPITAL APPRECIATION FUND                             3
                        --------------------------------------------------------



LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

     For the year ended September 30, 1995, the Capital Appreciation Fund once again outperformed its benchmark and its competitors impressively. The Fund's outstanding return of 43.36% compares to 25.77% for the S&P Midcap 400 Index and 25.87% for the Lipper Growth Average. Since its inception on March 9, 1993, the Fund has returned 68.30%.

     We are also pleased to report that we have recently achieved new administrative economies of scale by aligning the Fund's fiscal year-end, from December to September, with several of the other BT Investment Funds. The Fund's Semi-Annual Report will be sent to you in May.

     The primary factor contributing to the Fund's strong performance continues to be its overweighted position in the technology sector, which was the leading sector from January through June, and the second-best performing sector in the third calendar quarter. While the Fund continues to be overweighted there, we did decrease our technology holdings just somewhat in September, diversifying into sectors that were previously under-represented in the Fund, such as consumer non-durables and retail. The Fund also benefitted from an underweighting in weaker, lagging sectors, including the capital spending, conglomerates and consumer cyclical sectors.

     As anticipated in our last report to you, midcap stocks did outperform the large company indices in the third quarter of 1995. However, in September, this pattern reversed, with the S&P 500 outperforming the midcap index, which in turn, outperformed the smaller company index. Thus, to remain a leader in the midcap growth sector and to meet the Fund's objective of capital growth over the long term, we will continue our thematic approach to investing.

     We will also continue, as always, to carry out intensive analysis in each sector, focusing on individual companies that appear to offer compelling valuations relative to their growth rates. Given the uncertainty about the economy now, we remain especially interested in companies with strong, consistent earnings and revenue growth potential.

                        CAPITAL APPRECIATION FUND                              4
                        --------------------------------------------------------



LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

     The following graph illustrates the Fund's return versus the S&P MidCap 400 Index since March 31, 1993, assuming a $10,000 initial investment:

================================================================================

COMPARISON OF CHANGE
IN VALUE OF A $10,000
INVESTMENT IN THE                             [FIGURE 1]
CAPITAL APPRECIATION
FUND AND THE S&P MIDCAP
400 INDEX


                                 Cap Grwth       S&P
3/31/93                           10000          10000
6/30/93                           10519          10233
9/30/93                           11838          10747
12/31/93                          11708          11034
3/31/94                           11409          10614
6/30/94                           10699          10227
9/30/94                           11728          10920
12/31/94                          12088          10638
3/31/95                           12857          11498
6/30/95                           14266          12513
9/30/95                           16813          13734



           TOTAL RETURN
      ENDED SEPTEMBER 30, 1995
   One Year         Since 3/9/93*
    43.36%              68.30%

* The Fund's inception date

Investment return and principal
value may fluctuate so that
shares, when redeemed, may be
worth more or less than their
original cost.

================================================================================

ABOUT THE                     MARY LISANTI
PORTFOLIO MANAGER             Managing Director

                              -    Manager of the Capital Appreciation
                                   Portfolio, Small Cap Portfolio, and separate aggressive growth accounts

                              -    16 years of investment experience as a
                                   portfolio manager and analyst in
                                   Small/Mid cap equities

                              -    Joined Bankers Trust from Lieber &
                                   Company/The Evergreen Funds, where for three years she was Vice President of Investments and a portfolio manager working on their $800 million small and mid-sized company fund

                              - Senior Vice President at Shearson Lehman Brothers, headed the firm's emerging growth stock investment strategy and research effort; member of the Investment Policy Committee

                              -    Earned the #1 ranking in Institutional
                                   Investor's All Star Research Team in 1989
                                   (ranked #2 and #3 in 1987 and 1986,
                                   respectively) for her work as a small
                                   company stock analyst

                              -    B.A.--Princeton University

                              -    Member, New York Society of Security
                                   Analysts and Financial Analyst Federation

                        CAPITAL APPRECIATION FUND                             5
                        --------------------------------------------------------



================================================================================
OBJECTIVE                    Seeks capital growth over the long-term through
                             investment in medium sized companies that show
                             growth potential. Current income is a secondary
                             goal.
--------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS       Primarily common stocks of growth-oriented
                             domestic corporations and, to a lesser extent,
                             foreign corporations, but may invest in any market
                             sectors and companies of any size; also, may take
                             advantage of any investment opportunity with
                             attractive long-term prospects.
--------------------------------------------------------------------------------
TEN LARGEST STOCK HOLDINGS   LSI Logic                Maxim Integrated Products
                             Staples                  Parametric Technology
                             Xilinx                   Altera
                             Glenayre Technologies    Paychex
                             Boston Scientific        Teradyne
--------------------------------------------------------------------------------
DIVERSIFICATION OF PORTFOLIO
INVESTMENTS BY THEME
as of September 30, 1995
(percentages are based on market value)

The Uibiquitous Semiconductor                13.66%
New Health Care Paradigm                     10.89%
Managing the Information Age                 10.31%
U.S. Treasury Bills                          10.24%
Stores of Value                              10.01%
Other*                                        9.43%
Productivity Enhancement                      9.17%
America's Changing Leisure Time               5.75%
America's Industrial Renaissance              5.49%
Telecommunications                            5.24%
Move to Outsourcing                           5.02%
The Greying of America                        4.79%

* No one theme represents more than 4% of portfolio holdings.

                        CAPITAL APPRECIATION FUND                             6
                        --------------------------------------------------------





STATEMENT OF ASSETS AND LIABILITIES
====================================================================================================================================
September 30, 1995


------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
   Investment in Capital Appreciation Portfolio, at Value                                                                $57,651,998
------------------------------------------------------------------------------------------------------------------------------------
   Deferred Organizational Expenses                                                                                              660
------------------------------------------------------------------------------------------------------------------------------------
   Prepaid Expenses                                                                                                            3,731
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                                           57,656,389
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
   Due to Bankers Trust                                                                                                       15,046
------------------------------------------------------------------------------------------------------------------------------------
   Payable for Shares of Beneficial Interest Redeemed                                                                        234,271
------------------------------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Accounts Payable                                                                                      27,472
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                                         276,789
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS (Applicable to 3,408,487 Outstanding Shares of $0.001 Par Value
Per Share, Unlimited Number of Shares of Beneficial Interest Authorized)                                                 $57,379,600
====================================================================================================================================

NET ASSET VALUE, Subscription and Redemption Price Per Share
($57,379,600/3,408,487 Shares)                                                                                           $     16.83
====================================================================================================================================

COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
   Shares of Beneficial Interest, at Par                                                                                 $     3,408
------------------------------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                                                        38,327,538
------------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Realized Gain from Securities Transactions                                                            2,859,582
------------------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                                                              16,189,072
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, SEPTEMBER 30, 1995                                                                                           $57,379,600
====================================================================================================================================



              See Notes to Financial Statements on Pages 17 and 18

                        CAPITAL APPRECIATION FUND                             7
                        --------------------------------------------------------


STATEMENT OF OPERATIONS
====================================================================================================================================
For the period January 1, 1995 to September 30, 1995


-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
    Income Allocated from Capital Appreciation Portfolio, net                                                           $     1,440
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
    Administration and Services Fee                                                                   $229,796
-----------------------------------------------------------------------------------------------------------------------------------
    Shareholders Reports                                                                                23,137
-----------------------------------------------------------------------------------------------------------------------------------
    Registration Fees                                                                                   15,052
-----------------------------------------------------------------------------------------------------------------------------------
    Professional Fees                                                                                    5,800
-----------------------------------------------------------------------------------------------------------------------------------
    Amortization of Organizational Expenses                                                              1,772
-----------------------------------------------------------------------------------------------------------------------------------
    Trustees Fees                                                                                        1,173
-----------------------------------------------------------------------------------------------------------------------------------
    Insurance                                                                                              658
-----------------------------------------------------------------------------------------------------------------------------------
    Miscellaneous                                                                                        1,285
-----------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                                     278,673
-----------------------------------------------------------------------------------------------------------------------------------
    Less: Expenses Absorbed by Bankers Trust                                                           (48,877)             229,796
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT (LOSS)                                                                                                      (228,356)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain from Securities Transactions                                                                        5,405,206
-----------------------------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation on Securities                                                                            10,914,097
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES                                                                           16,319,303
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                              $16,090,947
===================================================================================================================================


              See Notes to Financial Statements on Pages 17 and 18

                        CAPITAL APPRECIATION FUND                             8
                        --------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS
===================================================================================================================================
                                                                                                                            For the
                                                                                                 For the period          year ended
                                                                                             January 1, 1995 to            December
                                                                                             September 30, 1995            31, 1994
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
    Net Investment (Loss)                                                                           $  (228,356)         $ (145,000)
-----------------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss) from Securities Transactions                                             5,405,206          (1,488,811)
-----------------------------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation on Securities                                                        10,914,097           3,083,897
-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Operations                                                       16,090,947           1,450,086
-----------------------------------------------------------------------------------------------------------------------------------

FROM TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets from Transactions
      in Shares of Beneficial Interest                                                               (1,448,121)         23,713,884
-----------------------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE IN NET ASSETS                                                                     14,642,826          25,163,970
===================================================================================================================================

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
    Beginning of Period                                                                              42,736,774          17,572,804
-----------------------------------------------------------------------------------------------------------------------------------
    End of Period                                                                                   $57,379,600         $42,736,774
===================================================================================================================================



              See Notes to Financial Statements on Pages 17 and 18

                        CAPITAL APPRECIATION FUND                             9
                        --------------------------------------------------------





FINANCIAL HIGHLIGHTS
================================================================================

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the Capital Appreciation Fund.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For the period
                                                                                           For the                 March 9, 1993
                                                               For the period           year ended                 (Commencement
                                                           January 1, 1995 to             December             of Operations) to
                                                           September 30, 1995             31, 1994             December 31, 1993
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

Net Asset Value, Beginning of Period                                 $ 12.10               $ 11.72                      $ 10.00
                                                                     -------               -------                      -------

Income from Investment Operations
    Net Investment (Loss)                                              (0.07)                (0.04)                       (0.01)
    Net Realized and Unrealized Gain on Securities                      4.80                  0.42                         1.73
                                                                     -------               -------                       -------
    Total from Investment Operations                                    4.73                  0.38                         1.72
                                                                     -------               -------                       -------

Net Asset Value, End of Period                                       $ 16.83               $ 12.10                      $ 11.72
                                                                     =======               =======                      ========

TOTAL INVESTMENT RETURN                                                39.09%                 3.24%                       21.54%*

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment (Loss) to Average Net Assets                   (0.65)%*              (0.57)%                      (0.23)%*
Ratio of Expenses to Average Net Assets, Including
    Expenses of the Capital Appreciation Portfolio                      1.25%*                1.25%                        1.25%*
Decrease Reflected in Above Expense Ratio Due to Absorption
    of Expenses by Bankers Trust                                        0.32%*                0.54%                        0.74%*

Net Assets, End of Period (000's omitted)                             $57,380               $42,737                       $17,573

*   Annualized


              See Notes to Financial Statements on Pages 17 and 18

                        CAPITAL APPRECIATION PORTFOLIO                        10
                        --------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
=======================================================================================================================
September 30, 1995


-----------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------
   Investments, at Value (Cost $112,010,157)                                                               $144,756,143
-----------------------------------------------------------------------------------------------------------------------
   Cash                                                                                                       1,547,832
-----------------------------------------------------------------------------------------------------------------------
   Receivable for Securities Sold                                                                             5,548,565
-----------------------------------------------------------------------------------------------------------------------
   Dividends Receivable                                                                                          14,960
-----------------------------------------------------------------------------------------------------------------------
   Prepaid Expenses                                                                                                 175
-----------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                             151,867,675
-----------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
   Due to Bankers Trust                                                                                          57,336
-----------------------------------------------------------------------------------------------------------------------
   Payable for Securities Purchased                                                                           1,901,125
-----------------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Accounts Payable                                                                         21,325
-----------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                          1,979,786
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                                 $149,887,889
=======================================================================================================================

COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                                         $117,141,903
-----------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                                                 32,745,986
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS, SEPTEMBER 30, 1995                                                                             $149,887,889
=======================================================================================================================





              See Notes to Financial Statements on Pages 20 and 21

                        CAPITAL APPRECIATION PORTFOLIO                        11
                        --------------------------------------------------------




STATEMENT OF OPERATIONS
===============================================================================================================================
For the period January 1, 1995 to September 30, 1995

-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------------------
   Dividends                                                                                $ 108,821
-------------------------------------------------------------------------------------------------------------------------------
   Interest                                                                                   347,025
-------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                                          $   455,846
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
   Advisory Fee                                                                               482,453
-------------------------------------------------------------------------------------------------------------------------------
   Administration and Services Fee                                                             74,224
-------------------------------------------------------------------------------------------------------------------------------
   Professional Fees                                                                           16,299
-------------------------------------------------------------------------------------------------------------------------------
   Insurance                                                                                    2,000
-------------------------------------------------------------------------------------------------------------------------------
   Trustees Fees                                                                                1,107
-------------------------------------------------------------------------------------------------------------------------------
   Miscellaneous                                                                                  965
-------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                             577,048
-------------------------------------------------------------------------------------------------------------------------------
   Less: Expenses Absorbed by Bankers Trust                                                  (131,702)                  445,346
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                    10,500
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
-------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Securities Transactions                                                                    11,774,764
-------------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                                                         23,909,639
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES                                                                       35,684,403
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                          $35,694,903
===============================================================================================================================





              See Notes to Financial Statements on Pages 20 and 21

                        CAPITAL APPRECIATION PORTFOLIO                        12
                        --------------------------------------------------------



STATEMENT OF CHANGES IN NET ASSETS
===============================================================================================================================
                                                                                                                        For the
                                                                                    For the period                   year ended
                                                                                   January 1, 1995 to                  December
                                                                                   September 30, 1995                  31, 1994
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                                 $     10,500             $      39,472
-------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities Transactions                                   11,774,764                (3,134,504)
-------------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                               23,909,639                 5,994,992
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                              35,694,903                 2,899,960
-------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------
   Proceeds from Capital Invested                                                          63,887,608                48,149,120
-------------------------------------------------------------------------------------------------------------------------------
   Value of Capital Withdrawn                                                             (23,328,952)              (14,490,487)
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Capital Transactions                                    40,558,656                33,658,633
-------------------------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE IN NET ASSETS                                                            76,253,559                36,558,593
===============================================================================================================================

NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
   Beginning of Period                                                                     73,634,330                37,075,737
-------------------------------------------------------------------------------------------------------------------------------
   End of Period                                                                         $149,887,889             $  73,634,330
===============================================================================================================================




              See Notes to Financial Statements on Pages 20 and 21

                        CAPITAL APPRECIATION PORTFOLIO                        13
                        --------------------------------------------------------


FINANCIAL HIGHLIGHTS
================================================================================

Contained below are selected ratios and supplemental data for each of the periods indicated for the Capital Appreciation Portfolio.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   For the period
                                                                                               For the              March 9, 1993
                                                                     For the period         year ended              (Commencement
                                                                 January 1, 1995 to           December          of Operations) to
                                                                 September 30, 1995           31, 1994          December 31, 1993
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets                          0.01%*             0.08%                      0.38%*

Ratio of Expenses to Average Net Assets                                       0.60%*             0.60%                      0.60%*

Decrease Reflected in Above Ratio of Expenses to Average
    Net Assets Due to Absorption of Expenses by Bankers Trust                 0.18%*             0.23%                      0.41%*

Portfolio Turnover Rate                                                        125%               157%                       137%

Net Assets, End of Period (000's omitted)                                  $149,888            $73,634                    $37,076

*  Annualized




             See Notes to Financial Statements on Pages 20 and 21

                        CAPITAL APPRECIATION PORTFOLIO                        14
                        --------------------------------------------------------



SCHEDULE OF PORTFOLIO INVESTMENTS
==================================================================================================================================
September 30, 1995

SHARES                            DESCRIPTION                                                                            VALUE
==================================================================================================================================
                                  COMMON STOCKS - 86.69%
----------------------------------------------------------------------------------------------------------------------------------
                                  AMERICA'S CHANGING LEISURETIME - 5.55%
----------------------------------------------------------------------------------------------------------------------------------
    16,800                        Broderbund Software (a)                                                              $ 1,278,900
----------------------------------------------------------------------------------------------------------------------------------
   132,500                        Darden Restaurants (a)                                                                 1,523,750
----------------------------------------------------------------------------------------------------------------------------------
    24,400                        Davidson and Associates (a)                                                              847,900
----------------------------------------------------------------------------------------------------------------------------------
    27,500                        La Quinta Inns                                                                           770,000
----------------------------------------------------------------------------------------------------------------------------------
    33,700                        Lone Star Steakhouse& Saloon (a)                                                       1,381,700
----------------------------------------------------------------------------------------------------------------------------------
    15,000                        New World Communications Group (a)                                                       309,375
----------------------------------------------------------------------------------------------------------------------------------
    64,600                        Renaissance Hotel Group N.V. (a)                                                       1,146,650
----------------------------------------------------------------------------------------------------------------------------------
    37,100                        Sinclair Broadcast Group (a)                                                           1,066,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,324,900
==================================================================================================================================
                                  AMERICA'S INDUSTRIAL RENAISSANCE - 5.30%
----------------------------------------------------------------------------------------------------------------------------------
    49,200                        American Standard (a)                                                                  1,451,400
----------------------------------------------------------------------------------------------------------------------------------
    35,700                        Atlantic Southeast Airlines                                                              834,487
----------------------------------------------------------------------------------------------------------------------------------
    51,450                        Comair Holdings                                                                        1,363,425
----------------------------------------------------------------------------------------------------------------------------------
    49,700                        Pall                                                                                   1,155,525
----------------------------------------------------------------------------------------------------------------------------------
     9,900                        Sealed Air (a)                                                                           545,737
----------------------------------------------------------------------------------------------------------------------------------
    25,700                        Ultratech Stepper (a)                                                                  1,085,825
----------------------------------------------------------------------------------------------------------------------------------
    23,800                        Vicor (a)                                                                                575,663
----------------------------------------------------------------------------------------------------------------------------------
    65,300                        Westinghouse Air Brake (a)                                                               938,688
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,950,750
==================================================================================================================================
                                  LIFE SCIENCES REVOLUTION - 3.04%
----------------------------------------------------------------------------------------------------------------------------------
    45,700                        BioChem Pharma (a)                                                                     1,456,687
----------------------------------------------------------------------------------------------------------------------------------
    41,700                        Idexx Laboratories (a)                                                                 1,553,325
----------------------------------------------------------------------------------------------------------------------------------
    28,400                        Millipore                                                                              1,065,000
----------------------------------------------------------------------------------------------------------------------------------
     9,900                        Sigma-Aldrich                                                                            480,150
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,555,162
==================================================================================================================================
                                  MANAGING THE INFORMATION AGE - 9.96%
----------------------------------------------------------------------------------------------------------------------------------
    24,600                        3Com (a)                                                                               1,119,300
----------------------------------------------------------------------------------------------------------------------------------
    32,900                        Adobe Systems                                                                          1,702,575
----------------------------------------------------------------------------------------------------------------------------------
    10,800                        Ascend Communications (a)                                                                864,000
----------------------------------------------------------------------------------------------------------------------------------
    23,700                        Bay Networks (a)                                                                       1,264,987
----------------------------------------------------------------------------------------------------------------------------------
    24,200                        Cascade Communications (a)                                                             1,191,850
----------------------------------------------------------------------------------------------------------------------------------
    31,800                        Ceridian (a)                                                                           1,411,125
----------------------------------------------------------------------------------------------------------------------------------
    55,600                        Cheyenne Software (a)                                                                  1,112,000
----------------------------------------------------------------------------------------------------------------------------------
    16,200                        FORE Systems (a)                                                                         599,400
----------------------------------------------------------------------------------------------------------------------------------
    33,400                        Glenayre Technologies (a)                                                              2,404,800
----------------------------------------------------------------------------------------------------------------------------------
    27,100                        Madge Networks N.V. (a)                                                                  867,200
----------------------------------------------------------------------------------------------------------------------------------
    13,600                        Policy Management Systems (a)                                                            697,000
----------------------------------------------------------------------------------------------------------------------------------
    25,800                        Symantec (a)                                                                             774,000
----------------------------------------------------------------------------------------------------------------------------------
    21,900                        Tellabs (a)                                                                              922,538
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        14,930,775
==================================================================================================================================
                                  MOVE TO OUTSOURCING - 4.85%
----------------------------------------------------------------------------------------------------------------------------------
    27,600                        Avnet                                                                                  1,424,850
----------------------------------------------------------------------------------------------------------------------------------
    50,700                        Lear Seating (a)                                                                       1,489,313
----------------------------------------------------------------------------------------------------------------------------------
    42,000                        Paychex                                                                                1,942,500
----------------------------------------------------------------------------------------------------------------------------------
    28,100                        Solectron (a)                                                                          1,109,950
----------------------------------------------------------------------------------------------------------------------------------
    66,500                        USA Waste Services (a)                                                                 1,296,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,263,363
==================================================================================================================================
                                  NEW HEALTH CARE PARADIGM - 10.52%
----------------------------------------------------------------------------------------------------------------------------------
    38,700                        American Oncology Resources (a)                                                        1,664,100
----------------------------------------------------------------------------------------------------------------------------------
    25,000                        Biogen (a)                                                                             1,500,000
----------------------------------------------------------------------------------------------------------------------------------
    14,000                        CareLine (a)                                                                             131,250
----------------------------------------------------------------------------------------------------------------------------------
    21,000                        Caremark International                                                                   451,500
----------------------------------------------------------------------------------------------------------------------------------
    35,200                        Cerner (a)                                                                             1,205,600
----------------------------------------------------------------------------------------------------------------------------------
    22,900                        HBO & Co                                                                               1,431,250
----------------------------------------------------------------------------------------------------------------------------------
    32,000                        Healthsource (a)                                                                       1,540,000
----------------------------------------------------------------------------------------------------------------------------------
    23,800                        Medtronic                                                                              1,279,250
----------------------------------------------------------------------------------------------------------------------------------
    26,100                        Nellcor Puritan Bennett (a)                                                            1,298,475
----------------------------------------------------------------------------------------------------------------------------------
    23,100                        Oxford Health Plans (a)                                                                1,680,525
----------------------------------------------------------------------------------------------------------------------------------





              See Notes to Financial Statements on Pages 20 and 21

                        CAPITAL APPRECIATION PORTFOLIO                        15
                        --------------------------------------------------------



SCHEDULE OF PORTFOLIO INVESTMENTS
==================================================================================================================================
September 30, 1995

SHARES                            DESCRIPTION                                                                                VALUE
==================================================================================================================================
    39,900                        PhyCor (a)                                                                           $ 1,366,575
----------------------------------------------------------------------------------------------------------------------------------
    34,800                        Sola International (a)                                                                   769,950
----------------------------------------------------------------------------------------------------------------------------------
    35,200                        Watson Pharmaceuticals (a)                                                             1,443,200
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        15,761,675
==================================================================================================================================
                                  PRODUCTIVITY ENHANCEMENT - 8.86%
----------------------------------------------------------------------------------------------------------------------------------
    28,250                        Credence Systems (a)                                                                   1,024,062
----------------------------------------------------------------------------------------------------------------------------------
    36,000                        Danka Business Systems - ADR                                                           1,296,000
----------------------------------------------------------------------------------------------------------------------------------
    23,900                        Diamond Multimedia Systems (a)                                                           770,775
----------------------------------------------------------------------------------------------------------------------------------
    17,100                        KLA Instruments (a)                                                                    1,372,275
----------------------------------------------------------------------------------------------------------------------------------
    18,400                        Lam Research (a)                                                                       1,099,400
----------------------------------------------------------------------------------------------------------------------------------
    77,300                        Mentor Graphics (a)                                                                    1,613,638
----------------------------------------------------------------------------------------------------------------------------------
    14,000                        Novellus Systems (a)                                                                     980,000
----------------------------------------------------------------------------------------------------------------------------------
    36,000                        Parametric Technology (a)                                                              2,214,000
----------------------------------------------------------------------------------------------------------------------------------
    24,200                        Tencor Instruments (a)                                                                 1,070,850
----------------------------------------------------------------------------------------------------------------------------------
    51,000                        Teradyne (a)                                                                           1,836,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,277,000
==================================================================================================================================
                                  REDISTRIBUTION OF DEBT - 3.21%
----------------------------------------------------------------------------------------------------------------------------------
    23,900                        Countrywide Credit Industries                                                            561,650
----------------------------------------------------------------------------------------------------------------------------------
    24,400                        Green Tree Financial                                                                   1,488,400
----------------------------------------------------------------------------------------------------------------------------------
    35,700                        The Money Store                                                                        1,691,288
----------------------------------------------------------------------------------------------------------------------------------
    22,600                        The PMI Group                                                                          1,070,675
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,812,013
==================================================================================================================================
                                  SPECIAL SITUATIONS - 2.85%
----------------------------------------------------------------------------------------------------------------------------------
    42,600                        AVX (a)                                                                                1,427,100
----------------------------------------------------------------------------------------------------------------------------------
    30,500                        Katz Media Group (a)                                                                     621,437
----------------------------------------------------------------------------------------------------------------------------------
    34,700                        Softkey International (a)                                                              1,535,475
----------------------------------------------------------------------------------------------------------------------------------
    21,400                        Sybase (a)                                                                               687,475
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,271,487
==================================================================================================================================
                                  STORES OF VALUE - 9.67%
----------------------------------------------------------------------------------------------------------------------------------
    31,400                        Barnes &Noble (a)                                                                      1,201,050
----------------------------------------------------------------------------------------------------------------------------------
    63,900                        Borders Group (a)                                                                      1,094,287
----------------------------------------------------------------------------------------------------------------------------------
    40,500                        Corporate Express (a)                                                                    987,187
----------------------------------------------------------------------------------------------------------------------------------
    29,000                        General Nutrition (a)                                                                  1,319,500
----------------------------------------------------------------------------------------------------------------------------------
    37,200                        Heilig-Myers                                                                             864,900
----------------------------------------------------------------------------------------------------------------------------------
    30,900                        Nine West Group (a)                                                                    1,405,950
----------------------------------------------------------------------------------------------------------------------------------
    24,400                        Oakley (a)                                                                               722,850
----------------------------------------------------------------------------------------------------------------------------------
    90,975                        Staples (a)                                                                            2,570,044
----------------------------------------------------------------------------------------------------------------------------------
    30,100                        Sunglass Hut International (a)                                                         1,505,000
----------------------------------------------------------------------------------------------------------------------------------
    40,200                        The Men's Wearhouse (a)                                                                1,447,200
----------------------------------------------------------------------------------------------------------------------------------
    32,900                        Tiffany & Co                                                                           1,377,688
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        14,495,656
==================================================================================================================================
                                  TELECOMMUNICATIONS - 5.06%
----------------------------------------------------------------------------------------------------------------------------------
    38,000                        ADC Telecommunications (a)                                                             1,729,000
----------------------------------------------------------------------------------------------------------------------------------
    30,000                        Adtran (a)                                                                             1,042,500
----------------------------------------------------------------------------------------------------------------------------------
    19,100                        Andrew (a)                                                                             1,167,487
----------------------------------------------------------------------------------------------------------------------------------
    25,400                        DSC Communications (a)                                                                 1,504,950
----------------------------------------------------------------------------------------------------------------------------------
    16,900                        LCI International (a)                                                                    663,325
----------------------------------------------------------------------------------------------------------------------------------
    34,000                        National Data                                                                            913,750
----------------------------------------------------------------------------------------------------------------------------------
    16,300                        Nera AS - ADS (a)                                                                        560,313
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,581,325
==================================================================================================================================
                                  THE GREYING OF AMERICA - 4.63%
----------------------------------------------------------------------------------------------------------------------------------
    54,200                        Boston Scientific (a)                                                                  2,310,275
----------------------------------------------------------------------------------------------------------------------------------
    12,200                        Cordis (a)                                                                             1,033,950
----------------------------------------------------------------------------------------------------------------------------------
    48,100                        Guidant                                                                                1,406,925
----------------------------------------------------------------------------------------------------------------------------------
    15,400                        Loewen Group                                                                             635,250
----------------------------------------------------------------------------------------------------------------------------------
    24,500                        St. Jude Medical (a)                                                                   1,549,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,936,025
==================================================================================================================================
                                  THE UBIQUITOUS SEMICONDUCTOR - 13.19%
----------------------------------------------------------------------------------------------------------------------------------
    37,050                        Alliance Semiconductor (a)                                                             1,472,737
----------------------------------------------------------------------------------------------------------------------------------



              See Notes to Financial Statements on Pages 20 and 21

                        CAPITAL APPRECIATION PORTFOLIO                        16
                        --------------------------------------------------------



SCHEDULE OF PORTFOLIO INVESTMENTS
==================================================================================================================================
September 30, 1995

SHARES                            DESCRIPTION                                                                                VALUE
==================================================================================================================================
    34,300                        Altera (a)                                                                          $  2,139,462
----------------------------------------------------------------------------------------------------------------------------------
    32,200                        Analog Devices (a)                                                                     1,114,925
----------------------------------------------------------------------------------------------------------------------------------
    20,200                        Atmel (a)                                                                                681,750
----------------------------------------------------------------------------------------------------------------------------------
    27,600                        Cirrus Logic (a)                                                                       1,580,100
----------------------------------------------------------------------------------------------------------------------------------
    15,500                        Cypress Semiconductor (a)                                                                598,688
----------------------------------------------------------------------------------------------------------------------------------
    35,200                        Linear Technology                                                                      1,460,800
----------------------------------------------------------------------------------------------------------------------------------
    52,200                        LSI Logic (a)                                                                          3,014,550
----------------------------------------------------------------------------------------------------------------------------------
    30,600                        Maxim Integrated Products (a)                                                          2,264,400
----------------------------------------------------------------------------------------------------------------------------------
    35,600                        Microchip Technology (a)                                                               1,348,350
----------------------------------------------------------------------------------------------------------------------------------
    14,100                        National Semiconductor (a)                                                               389,513
----------------------------------------------------------------------------------------------------------------------------------
    29,400                        Oak Technology (a)                                                                     1,234,800
----------------------------------------------------------------------------------------------------------------------------------
    51,300                        Xilinx (a)                                                                             2,468,813
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        19,768,888
==================================================================================================================================
TOTAL COMMON STOCKS
(Cost $97,184,102)                                                                                                    $129,929,019
==================================================================================================================================

PRINCIPAL
AMOUNT                            DESCRIPTION                                                                                VALUE
==================================================================================================================================
U.S. Treasury Bills - 9.89%
----------------------------------------------------------------------------------------------------------------------------------
$ 224,000                        5.65%, 11/09/95                                                                      $    222,719
----------------------------------------------------------------------------------------------------------------------------------
  205,000                        5.69%, 11/16/95                                                                           203,609
----------------------------------------------------------------------------------------------------------------------------------
1,154,000                        5.35%, 12/07/95                                                                         1,142,872
----------------------------------------------------------------------------------------------------------------------------------
8,768,000                        5.28%, 12/14/95                                                                         8,673,235
----------------------------------------------------------------------------------------------------------------------------------
2,404,000                        5.33%, 1/18/96                                                                          2,367,075
----------------------------------------------------------------------------------------------------------------------------------
2,255,000                        5.46%, 1/25/96                                                                          2,217,614
----------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS
(Cost $14,826,055)                                                                                                    $ 14,827,124
==================================================================================================================================
TOTAL INVESTMENTS
(Cost $112,010,157)                                                                            96.58%                 $144,756,143
----------------------------------------------------------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                                                           3.42%                    5,131,746
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET                                                                                     100.00%                 $149,887,889
----------------------------------------------------------------------------------------------------------------------------------

(a) Non-Income Producing Security



              See Notes to Financial Statements on Pages 20 and 21

                        CAPITAL APPRECIATION FUND                             17
                        --------------------------------------------------------



NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Capital Appreciation Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on March 9, 1993. The Fund invests substantially all of its assets in the Capital Appreciation Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1995, the Fund's investment was approximately 38% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

In fiscal year 1995, the Fund changed it's year end to September 30th.

B. Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Organizational Expenses

Costs incurred by the Fund in connection with its organization and initial registration are being amortized over a five year period on a straight-line basis.

D. Dividends

It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the period January 1, 1995 to September 30, 1995, $228,356 of net investment loss was reclassified to undistributed net realized gain from securities transactions.

E. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

                        CAPITAL APPRECIATION FUND                             18
                        --------------------------------------------------------



NOTES TO FINANCIAL STATEMENTS
================================================================================


NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Fund's average daily net assets. For the period January 1, 1995 to September 30, 1995, this fee aggregated $229,796.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the period January 1, 1995 to September 30, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.65 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
1.25 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the period January 1, 1995 to September 30, 1995, expenses of the Fund have been reduced $48,877.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3 - SHARES OF BENEFICIAL INTEREST

At September 30, 1995, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                           For the period                        For the
                         January 1, 1995 to                     year ended
                         September 30, 1995                  December 31, 1994
                         ------------------                  -----------------
                      Shares          Amount               Shares           Amount
                      ------          ------               ------           ------
Sold                  892,749        $12,646,445         2,523,927 *      $29,502,478 *
Redeemed           (1,017,100)       (14,094,566)         (490,867)        (5,788,594)
                    ---------         ----------          --------         ----------
Net Increase
  (Decrease)         (124,351)       $(1,448,121)        2,033,060        $23,713,884
                      =======          =========         =========         ==========

* Includes 1,026,855 shares and $12,306,701 from BT Investment Funds Capital Growth Fund merger.

                        CAPITAL APPRECIATION FUND                             19
                        --------------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================


To the Trustees and Shareholders of
BT Investment Funds:

We have audited the accompanying statement of assets and liabilities of the Capital Appreciation Fund (one of the funds comprising BT Investment Funds) as of September 30, 1995, and the related statement of operations for the nine months then ended, the statements of changes in net assets for the nine months ended September 30, 1995 and the year ended December 31, 1994, and the financial highlights for the nine months ended September 30, 1995, for the year end December 31, 1994 and for the period March 9, 1993 (commencement of operations) to December 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Fund of BT Investment Funds as of September 30, 1995, the result of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.



/s/ COOPERS & LYBRAND L.L.P.
----------------------------
Kansas City, Missouri
November 14, 1995

                        CAPITAL APPRECIATION PORTFOLIO                        20
                        --------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

The Capital Appreciation Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on October 28, 1992 as an unincorporated trust under the laws of New York and commenced operations on March 9, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

In fiscal year 1995, the Portfolio changed it's year end to September 30th.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Board of Trustees.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

                        CAPITAL APPRECIATION PORTFOLIO                        21
                        --------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the period January 1, 1995 to September 30, 1995, this fee aggregated $74,224.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolio's average daily net assets. For the period January 1, 1995 to September 30, 1995, this fee aggregated $482,453.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of the Portfolio. For the period January 1, 1995 to September 30, 1995, expenses of the Portfolio have been reduced $131,702.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period January 1, 1995 to September 30, 1995, were $136,801,394 and $114,800,140, respectively. For federal income tax purposes, the tax basis of investments held at September 30, 1995 was $112,043,941. The aggregate gross unrealized appreciation for all investments was $33,445,086 and the aggregate gross unrealized depreciation for all investments was $732,884.

                        CAPITAL APPRECIATION PORTFOLIO                        22
                        --------------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================


To the Trustees and Holders of Beneficial Interest of the Capital Appreciation
Portfolio:

We have audited the accompanying statement of assets and liabilities of the Capital Appreciation Portfolio, including the schedule of portfolio investments, as of September 30, 1995, and the related statement of operations for the nine months then ended, the statements of changes in net assets for the nine months ended September 30, 1995 and the year ended December 31, 1994, and the financial highlights for the nine months ended September 30, 1995, for the year ended December 31, 1994 and for the period March 9, 1993 (commencement of operations) to December 31, 1993. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence withthe custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Portfolio as of September 30, 1995, the result of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.



/s/ COOPERS & LYBRAND L.L.P.
----------------------------
Kansas City, Missouri
November 14, 1995

================================================================================
BT INVESTMENT FUNDS
================================================================================

International
Equity
Fund

Annual Report
September 30, 1995

                       INTERNATIONAL EQUITY FUND                              1
                       --------------------------------------------------------

Table of Contents
================================================================================

Introduction from President..............................................    2
Letter to Shareholders from Investment Adviser...........................    3
International Equity Fund
     Statement of Assets and Liabilities.................................    6
     Statement of Operations.............................................    7
     Statement of Changes in Net Assets..................................    8
     Financial Highlights................................................    9
International Equity Portfolio
     Statement of Assets and Liabilities.................................   10
     Statement of Operations.............................................   11
     Statement of Changes in Net Assets..................................   12
     Financial Highlights................................................   13
     Schedule of Portfolio Investments...................................   14
International Equity Fund
     Notes to Financial Statements.......................................   16
     Report of Independent Accountants...................................   18
International Equity Portfolio
     Notes to Financial Statements.......................................   19
     Report of Independent Accountants...................................   21

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the International Equity Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Investment Funds:

BT Investment Funds
Investors Fiduciary Trust Company
127 West 10th Street
Kansas City, MO 64105
(800) 422-6577

BT Investment Funds
Signature Broker-Dealer Services, Inc.
6 St. James Avenue
Boston, MA 02116
(800) 545-1074

You may write to the International Equity Fund at the following address:

BT Investment Funds
6 St. James Avenue
Boston, MA 02116

                           INTERNATIONAL EQUITY FUND                           2
                           -----------------------------------------------------

Introduction from President
================================================================================

November, 1995

Dear Shareholders:

We are pleased to present your 1995 Annual Report for the BT Investment
Funds International Equity Fund. This Report provides you with an investment overview as well as a financial summary of the Fund's operations for the period January 1, 1995 to September 30, 1995. We have also included a Letter from the Investment Adviser detailing the factors that affected the Fund's performance and a performance chart which illustrates your Fund's return versus a relevant financial index. Also presented in your Report is a pie chart displaying diversification of Portfolio investments, financial statements, financial highlights and a listing of the Portfolio's holdings.

As always, we will continue to closely observe the economic conditions and how they affect the financial markets.

We appreciate your ongoing support of the International Equity Fund and look forward to continuing to serve your investment needs.


Philip W. Coolidge
President

                           INTERNATIONAL EQUITY FUND                           3
                           -----------------------------------------------------

Letter to Shareholders from Investment Adviser
================================================================================

For the twelve months ended September 30, 1995, the International Equity
Fund once again outperformed its benchmark and its competitors impressively. The Fund's return of 13.84% compares to 5.79% for the Morgan Stanley Capital International ("MSCI") EAFE Index and just 3.12% for the Lipper International Equity Funds Average. Since its inception on August 4, 1992, the Fund has returned 61.50%.

We are also pleased to report that we have recently achieved new administrative economies of scale by aligning the Fund's fiscal year-end, from December to September, with several of the other BT Investment Funds. The Fund's Semi-Annual Report will be sent to you in May.

Through much of the Fund's fiscal year, the major influence on international equity investments has been the shifts of strength among various currencies and the volatility among markets. Specifically, the renewed decline in the dollar helped holders of foreign assets during the early months of 1995. In contrast, the most dramatic performance in market terms during the third calendar quarter was the Japanese market, which benefitted from increasing confidence in prospects for the nation's economic recovery. However, dollar-based investors gave up much of this performance due to the weakening of the yen during these months. Further, in the first half of the Fund's fiscal year, many countries experienced a serious bear market, while the second half was basically positive for the international equity markets.

The Fund's outperformance was based primarily on active portfolio management, benefitting from successful stock selection as well as timely asset allocation and currency strategies. For example, the Fund's performance was enhanced late in its fiscal year by its overweighted positions in Sweden, Finland, and Australia, the three markets that produced the highest return in dollar terms. These countries' economies and currencies are highly correlated to the dollar bloc. Also, a currency overlay, which increased the Fund's dollar exposure, added approximately 1% to its total return during the period of the dollar strength. Earlier in the year the Fund identified a number of long-term high-growth companies in a number of Asian emerging markets, and benefitted by establishing positions after the sell-off in the region.

Looking ahead, we believe European equity markets overall are attractively valued. Unfortunately, political concerns across the region will keep volatility high. Also, after its runup, Japan's equity market is likely to be tentative, pending policies to address losses in the banking sector and more definitive evidence that the economic recovery is progressing. While Hong Kong may continue its recent recovery, we believe more favorable earnings prospects will be required to support stretched valuation levels which are already discounting further decreases in U.S. interest rates. In short, we believe that increasing world liquidity and the prospect of moderate non-inflationary growth with supportive monetary policy should be a good environment for equity markets in the near term. At the same time, we are mindful that any sign of real inflation is likely to trigger a bond market sell-off, and so, as always, we continue to carefully monitor economic and market conditions.

                           INTERNATIONAL EQUITY FUND                           4
                           -----------------------------------------------------

Letter to Shareholders from Investment Adviser
================================================================================

The following graph illustrates the Fund's return versus the Morgan Stanley Capital International EAFE Index since August 31, 1992, assuming a $10,000 initial investment:
--------------------------------------------------------------------------------

        Total Return
  ended September 30, 1995

  One Year       Since 8/4/92*
   13.84%           61.50%

* The Fund's inception date

Investment return and principal
value may fluctuate so that shares,
when redeemed, may be worth more
or less than their original cost.

Comparison of Change in
Value of a $10,000
Investment in the
International Equity Fund
and the Morgan Stanley
Capital International
EAFE Index

                             [GRAPH APPEARS HERE]

                    Label                  A                                        B
--------------------------------------------------------------------------------------------------------------
Label                         International Equity Fund       Morgan Stanley Capital International EAFE Index
--------------------------------------------------------------------------------------------------------------
                    8/31/92                      10,000                                                 10,000
--------------------------------------------------------------------------------------------------------------
                    9/30/92                       9,665                                                  9,803
--------------------------------------------------------------------------------------------------------------
                   12/31/92                       9,606                                                  9,424
--------------------------------------------------------------------------------------------------------------
                    3/31/93                      10,424                                                 10,554
--------------------------------------------------------------------------------------------------------------
                    6/30/93                      11,084                                                 11,615
--------------------------------------------------------------------------------------------------------------
                    9/30/93                      11,944                                                 12,386
--------------------------------------------------------------------------------------------------------------
                   12/31/93                      13,196                                                 12,493
--------------------------------------------------------------------------------------------------------------
                    3/31/94                      13,717                                                 12,930
--------------------------------------------------------------------------------------------------------------
                    6/30/94                      13,266                                                 13,590
--------------------------------------------------------------------------------------------------------------
                    9/30/94                      13,977                                                 13,603
--------------------------------------------------------------------------------------------------------------
                   12/31/94                      13,738                                                 13,465
--------------------------------------------------------------------------------------------------------------
                    3/31/95                      14,046                                                 13,715
--------------------------------------------------------------------------------------------------------------
                    6/30/95                      14,961                                                 13,815
--------------------------------------------------------------------------------------------------------------
                    9/30/95                      15,911                                                 14,391
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Past performance is not indicative of future performance.

About the
Portfolio Manager  Michael Levy
                   Managing Director, Global Investment Management

                   - Head of International Active Equity Portfolio Management
                     Team, International Equity Fund

                   - Equity Strategist/International Investment Advisory

                   - Responsible for design and management of U.S. and
                     International quantitative proprietary stock selection processes. Chairman, stock selection group

                   - Prior experience in equity analysis with Oppenheimer & Co., investment banking and manufacturing; 24 years business experience, 14 years investment industry experience

                   - Joined Bankers Trust in 1993

                   - B.A. (Mathematics) - University of Michigan
                     M.S. (Geophysics) - University of Michigan

                           INTERNATIONAL EQUITY FUND                           5
                           -----------------------------------------------------

================================================================================
Objective

Seeks long term capital appreciation from investments in foreign equity securities or other securities with equity characteristics.
--------------------------------------------------------------------------------
Investment Instruments

Equity securities of foreign issuers, consisting of common stock and other securities with equity characteristics; the investments are diversified among several regions.
--------------------------------------------------------------------------------
Ten Largest Holdings

Philips Electronics                  Kyocera
Kymmene                              Hutchison Whampoa
Internationale Nederlanden Group     Storehouse
National Australia Bank              KLM Royal Dutch Airlines
BBC Brown Boveri & Cie, Cl.A         Hitachi
================================================================================
Diversification of Portfolio
Equity Investments by Country
as of September 30, 1995
(percentages are based on market value)

                           [PIE GRAPH APPEARS HERE]

  Finland            3.36%                       Austria                2.28%
  France             9.47%                       Malaysia               0.93%
  Spain              5.99%                       United Kingdom         9.36%
  Canada             2.60%                       Singapore              1.12%
  Italy              3.66%                       Ireland                3.44%
  Australia          6.20%                       Netherlands           13.07%
  Sweden             3.53%                       Switzerland            4.75%
  Venezuela          1.27%                       Indonesia              1.55%
  Denmark            1.83%                       Germany                6.36%
  Japan             10.89%                       Taiwan                 0.46%
  Norway             2.13%
  Latin America      0.53%
  Hong Kong          4.50%
  Thailand           0.72%

                           INTERNATIONAL EQUITY FUND                           6
                           -----------------------------------------------------

Statement of Assets and Liabilities
================================================================================
September 30, 1995

--------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------
     Investment in International Equity Portfolio, at Value         $83,313,265
--------------------------------------------------------------------------------
     Receivable for Shares of Beneficial Interest Sold                   51,878
--------------------------------------------------------------------------------
     Prepaid Expenses                                                     6,211
================================================================================
     Total Assets                                                    83,371,354
================================================================================

Liabilities
--------------------------------------------------------------------------------
     Due to Bankers Trust                                                26,859
--------------------------------------------------------------------------------
     Payable for Shares of Beneficial Interest Redeemed                 500,485
--------------------------------------------------------------------------------
     Accrued Expenses and Accounts Payable                               36,799
================================================================================
     Total Liabilities                                                  564,143
================================================================================

Net Assets (Applicable to 5,351,217 Outstanding Shares
of $0.001 Par Value Per Share, Unlimited Number of Shares of
Beneficial Interest Authorized)                                     $82,807,211
================================================================================

Net Asset Value, Subscription and Redemption Price Per Share
($82,807,211/5,351,217 Shares)                                      $     15.47
================================================================================

Composition of Net Assets
--------------------------------------------------------------------------------
     Shares of Beneficial Interest, at Par                          $     5,351
--------------------------------------------------------------------------------
     Paid-in Capital                                                 68,310,012
--------------------------------------------------------------------------------
     Undistributed Net Investment Income                                799,626
--------------------------------------------------------------------------------
     Accumulated Net Realized Gain from Securities and Foreign
       Currency Transactions                                          1,924,914
--------------------------------------------------------------------------------
     Net Unrealized Appreciation on Securities                       11,864,864
--------------------------------------------------------------------------------
     Net Unrealized (Depreciation) on Forward Foreign
       Currency Contracts                                               (93,928)
--------------------------------------------------------------------------------
     Net Unrealized (Depreciation) on Foreign Currency
       Translation                                                       (3,628)
================================================================================
Net Assets, September 30, 1995                                      $82,807,211
================================================================================

             See Notes to Financial Statements on Pages 16 and 17

                           INTERNATIONAL EQUITY FUND                           7
                           -----------------------------------------------------

Statement of Operations
================================================================================
For the period January 1, 1995 to September 30, 1995

------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------
     Income Allocated from International Equity Portfolio, net                        $1,188,599
------------------------------------------------------------------------------------------------
Expenses
------------------------------------------------------------------------------------------------
     Administration and Services Fee                                        $421,538
------------------------------------------------------------------------------------------------
     Professional Fees                                                         9,781
------------------------------------------------------------------------------------------------
     Shareholders Reports                                                     27,162
------------------------------------------------------------------------------------------------
     Registration Fees                                                        11,886
------------------------------------------------------------------------------------------------
     Trustees Fees                                                             1,138
------------------------------------------------------------------------------------------------
     Insurance                                                                   661
------------------------------------------------------------------------------------------------
     Amortization of Organizational Expenses                                   1,711
------------------------------------------------------------------------------------------------
     Miscellaneous                                                               617
================================================================================================
     Total Expenses                                                          474,494
------------------------------------------------------------------------------------------------
     Less: Expenses Absorbed by Bankers Trust                                (52,956)    421,538
================================================================================================
Net Investment Income                                                                    767,061
================================================================================================
Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency
------------------------------------------------------------------------------------------------
    Net Realized Gain from Securities Transactions                                     1,181,079
------------------------------------------------------------------------------------------------
    Net Realized Gain from Foreign Currency Transactions                                 775,406
------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation on Securities                                          6,964,999
------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation on Forward Foreign Currency Contracts                      3,996
------------------------------------------------------------------------------------------------
    Net Unrealized (Depreciation) on Foreign Currency Translation                        (13,905)
------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Securities and Foreign Currency                    8,911,575
================================================================================================
Net Increase in Net Assets from Operations                                            $9,678,636
================================================================================================

             See Notes to Financial Statements on Pages 16 and 17

                           INTERNATIONAL EQUITY FUND                           8
                           -----------------------------------------------------

Statement of Changes in Net Assets
================================================================================

                                                                                For the
                                                         For the period      year ended
                                                     January 1, 1995 to        December
                                                     September 30, 1995        31, 1994
=======================================================================================
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------
From Operations
---------------------------------------------------------------------------------------
     Net Investment Income                                  $   767,061     $   418,381
---------------------------------------------------------------------------------------
     Net Realized Gain from Securities and Foreign
       Currency Transactions                                  1,956,485       1,178,391
---------------------------------------------------------------------------------------
     Net Unrealized Appreciation (Depreciation) on
       Securities and Foreign Currency                        6,955,090        (402,631)
---------------------------------------------------------------------------------------
     Net Increase in Net Assets from Operations               9,678,636       1,194,141
=======================================================================================

From Dividends and Distributions
---------------------------------------------------------------------------------------
     Net Investment Income                                      (16,362)       (369,454)
---------------------------------------------------------------------------------------
     Net Realized Gain from Securities Transactions             (62,809)     (1,074,988)
---------------------------------------------------------------------------------------
     Net (Decrease) in Net Assets from Dividends and
       Distributions                                            (79,171)     (1,444,442)
---------------------------------------------------------------------------------------

From Transactions in Shares of Beneficial Interest
---------------------------------------------------------------------------------------
     Net Increase in Net Assets from Transactions in Shares
       of Beneficial Interest                                17,187,367      22,401,859
---------------------------------------------------------------------------------------
     Total Increase in Net Assets                            26,786,832      22,151,558
=======================================================================================

Net Assets
---------------------------------------------------------------------------------------
     Beginning of Period                                     56,020,379      33,868,821
---------------------------------------------------------------------------------------
     End of Period [including Undistributed Net Investment
     Income of $799,626 and $48,927 for 1995 and 1994,
     respectively]                                          $82,807,211     $56,020,379
=======================================================================================

             See Notes to Financial Statements on Pages 16 and 17

                           INTERNATIONAL EQUITY FUND                           9
                           -----------------------------------------------------

Financial Highlights
================================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the International Equity Fund.
--------------------------------------------------------------------------------

                                                                                                 For the period
                                                                       For the year ended        August 4, 1992
                                                    For the period        December 31,            (Commencement
                                                January 1, 1995 to     ------------------     of Operations) to
                                                September 30, 1995        1994    1993        December 31, 1992

---------------------------------------------------------------------------------------------------------------
Selected Per Share Data

Net Asset Value, Beginning of Period                        $13.37       $13.18  $  9.75                 $10.00
                                                            ------       ------  -------                 ------
Income from Investment Operations
    Net Investment Income                                     0.14         0.10     0.05                   0.03

    Net Realized and Unrealized Gain (Loss) on Securities
      and Foreign Currency                                    1.97         0.44     3.60                  (0.28)
                                                            ------       ------  -------                 ------
Total from Investment Operations                              2.11         0.54     3.65                  (0.25)
                                                            ------       ------  -------                 ------
Less Dividends and Distributions
    Dividends from Net Investment Income                     (0.00)+      (0.09)   (0.15)                   --
    Distributions from Net Realized Gain from Securities
      Transactions                                           (0.01)       (0.26)   (0.07)                   --
                                                            ------       ------  -------                 ------
Total Dividends and Distributions                            (0.01)       (0.35)   (0.22)                   --
                                                            ------       ------  -------                 ------

Net Asset Value, End of Period                              $15.47       $13.37   $13.18                 $ 9.75
                                                            ======       ======  =======                 ======

Total Investment Return                                      15.82%        4.12%   37.38%                (6.01%)*

Ratios and Supplemental Data

Ratio of Net Investment Income to Average Net Assets          1.55%*       0.84%    0.79%                 0.97%*

Ratio of Expenses to Average Net Assets, Including
    Expenses of the International Equity Portfolio            1.50%*       1.50%    1.50%                 1.50%*

Decrease Reflected in Above Expense Ratio
    Due to Absorption of Expenses by Bankers Trust            0.33%*       0.37%    0.62%                 1.36%*

Net Assets, End of Period (000's omitted)                  $82,807      $56,020  $33,869                $8,218

* Annualized
+ Less Than $0.01 Per Share

             See Notes to Financial Statements on Pages 16 and 17

                           INTERNATIONAL EQUITY PORTFOLIO                     10
                           -----------------------------------------------------

Statement of Assets and Liabilities
===================================================================================
September 30, 1995
-----------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------
     Investments, at Value (Cost $71,735,744)                           $83,600,608
-----------------------------------------------------------------------------------
     Foreign Cash (Cost $2,034,278)                                       2,038,951
-----------------------------------------------------------------------------------
     Cash                                                                    11,260
-----------------------------------------------------------------------------------
     Receivable for Securities Sold                                         249,375
-----------------------------------------------------------------------------------
     Dividends and Interest Receivable                                      160,726
-----------------------------------------------------------------------------------
     Receivable for Foreign Taxes Withheld                                  122,825
-----------------------------------------------------------------------------------
     Prepaid Expenses                                                           189
-----------------------------------------------------------------------------------
     Total Assets                                                        86,183,934
-----------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------
     Due to Bankers Trust                                                    26,019
-----------------------------------------------------------------------------------
     Payable for Securities Purchased                                     2,722,547
-----------------------------------------------------------------------------------
     Accrued Expenses and Accounts Payable                                   28,009
-----------------------------------------------------------------------------------
     Net Unrealized Depreciation on Forward Foreign Currency Contracts       93,928
-----------------------------------------------------------------------------------
     Total Liabilities                                                    2,870,503
-----------------------------------------------------------------------------------

Net Assets                                                              $83,313,431
===================================================================================

Composition of Net Assets
-----------------------------------------------------------------------------------
     Paid-in Capital                                                    $71,546,123
-----------------------------------------------------------------------------------
     Net Unrealized Appreciation on Securities                           11,864,864
-----------------------------------------------------------------------------------
     Net Unrealized (Depreciation) on Forward Foreign Currency
       Contracts                                                            (93,928)
-----------------------------------------------------------------------------------
     Net Unrealized (Depreciation) on Foreign Currency Translation           (3,628)
-----------------------------------------------------------------------------------
Net Assets, September 30, 1995                                          $83,313,431
===================================================================================

             See Notes to Financial Statements on Pages 19 and 20

                           INTERNATIONAL EQUITY PORTFOLIO                     11
                           -----------------------------------------------------


Statement of Operations
==========================================================================================
For the period January 1, 1995 to September 30, 1995
------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------
     Dividends (net of foreign withholding tax of $176,431)       $ 1,362,870
------------------------------------------------------------------------------------------
     Interest                                                         148,428
------------------------------------------------------------------------------------------
     Total Investment Income                                                   $ 1,511,298
------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------
     Advisory Fee                                                     322,696
------------------------------------------------------------------------------------------
     Administration and Services Fee                                   74,468
------------------------------------------------------------------------------------------
     Professional Fees                                                 27,151
------------------------------------------------------------------------------------------
     Transfer Tax                                                       3,077
------------------------------------------------------------------------------------------
     Trustees Fees                                                      1,079
------------------------------------------------------------------------------------------
     Insurance                                                          1,987
------------------------------------------------------------------------------------------
     Miscellaneous                                                        981
------------------------------------------------------------------------------------------
     Total Expenses                                                   431,439
------------------------------------------------------------------------------------------
     Less: Expenses Absorbed by Bankers Trust                        (108,743)     322,696
------------------------------------------------------------------------------------------
Net Investment Income                                                            1,188,602
------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Securities and Foreign
  Currency
------------------------------------------------------------------------------------------
     Net Realized Gain from Securities Transactions                              1,181,082
------------------------------------------------------------------------------------------
     Net Realized Gain from Foreign Currency Transactions                          775,042
------------------------------------------------------------------------------------------
     Net Unrealized Appreciation on Securities                                   6,964,969
------------------------------------------------------------------------------------------
     Net Unrealized Appreciation on Forward Foreign Currency
       Contracts                                                                     3,996
------------------------------------------------------------------------------------------
     Net Unrealized (Depreciation) on Foreign Currency Translation                 (13,494)
------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Securities and Foreign Currency              8,911,595
------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                                     $10,100,197
==========================================================================================

             See Notes to Financial Statements on Pages 19 and 20

                           INTERNATIONAL EQUITY PORTFOLIO                     12
                           -----------------------------------------------------

Statement of Changes in Net Assets
=====================================================================================
                                                                                For the
                                                             For the period  year ended
                                                         January 1, 1995 to    December
                                                         September 30, 1995    31, 1994
=======================================================================================
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------
From Operations
---------------------------------------------------------------------------------------
     Net Investment Income                                 $  1,188,602     $   839,522
---------------------------------------------------------------------------------------
     Net Realized Gain from Securities and
      Foreign Currency Transactions                           1,956,124       1,178,394
---------------------------------------------------------------------------------------
     Net Unrealized Appreciation (Depreciation) on
      Securities and Foreign Currency                         6,955,471        (402,629)
=======================================================================================
     Net Increase in Net Assets from Operations              10,100,197       1,615,287
=======================================================================================

From Capital Transactions
---------------------------------------------------------------------------------------
     Proceeds from Capital Invested                          35,819,720      26,018,869
---------------------------------------------------------------------------------------
     Value of Capital Withdrawn                             (18,648,629)     (5,499,175)
=======================================================================================
     Net Increase in Net Assets from Capital Transactions    17,171,091      20,519,694
=======================================================================================

     Total Increase in Net Assets                            27,271,288      22,134,981
=======================================================================================

Net Assets
---------------------------------------------------------------------------------------
     Beginning of Period                                     56,042,143      33,907,162
---------------------------------------------------------------------------------------
     End of Period                                         $ 83,313,431     $56,042,143
=======================================================================================

             See Notes to Financial Statements on Pages 19 and 20

                           INTERNATIONAL EQUITY PORTFOLIO                     13
                           -----------------------------------------------------

Financial Highlights
================================================================================
Contained below are selected ratios and supplemental data for each of the periods indicated for the International Equity Portfolio.
--------------------------------------------------------------------------------

                                                                                                           For the period
                                                                                 For the year ended        August 4, 1992
                                                              For the period         December 31,           (Commencement
                                                          January 1, 1995 to     -------------------    of Operations) to
                                                          September 30, 1995      1994        1993      December 31, 1992
-------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data

Ratio of Net Investment Income to Average Net Assets                   2.39%*    1.69%       1.64%                  1.87%*

Ratio of Expenses to Average Net Assets                                0.65%*    0.65%       0.65%                  0.60%*

Decrease Reflected in Above Ratio of Expenses to Average
  Net Assets Due to Absorption of Expenses by Bankers Trust            0.22%*    0.24%       0.39%                  0.93%*

Portfolio Turnover Rate                                                  21%       15%         17%                     7%

Net Assets, End of Period (000's omitted)                           $83,313    $56,042     $33,907                 $8,225

* Annualized

             See Notes to Financial Statements on Pages 19 and 20

                           INTERNATIONAL EQUITY PORTFOLIO                     14
                           -----------------------------------------------------



Schedule of Portfolio Investments
================================================================================
September 30, 1995



Shares           Description                                               Value
================================================================================
                 COMMON STOCKS - 95.36%
--------------------------------------------------------------------------------
                 Australia - 5.45%
--------------------------------------------------------------------------------
601,400          Burns Philip & Company
                   (Consumer Goods)                                  $ 1,273,380
--------------------------------------------------------------------------------
239,400          National Australia Bank (Finance)                     2,118,101
--------------------------------------------------------------------------------
206,500          News Corp. (Consumer Services)                        1,149,303
--------------------------------------------------------------------------------
                                                                       4,540,784
================================================================================
                 Austria - 2.18%
--------------------------------------------------------------------------------
28,600           Mayr-Melnhof Karton (Materials)                       1,818,900
================================================================================
                 Canada - 2.49%
--------------------------------------------------------------------------------
86,100           TELUS (Utilities)                                     1,050,783
--------------------------------------------------------------------------------
38,800           Westcoast Energy (Utilities)                            574,734
--------------------------------------------------------------------------------
30,300           Westcoast Energy, ADR (Utilities)                       450,713
--------------------------------------------------------------------------------
                                                                       2,076,230
================================================================================
                 Denmark - 1.75%
--------------------------------------------------------------------------------
28,200           Tele Danmark, Cl.B (Utilities)                        1,457,568
================================================================================
                 Finland - 3.22%
--------------------------------------------------------------------------------
87,000           Kymmene (Materials)                                   2,686,284
================================================================================
                 France - 9.08%
--------------------------------------------------------------------------------
7,000            Chargeurs (Consumer Services)                         1,449,084
--------------------------------------------------------------------------------
15,300           Club Mediterranee
                   (Consumer Services)(a)                              1,481,171
--------------------------------------------------------------------------------
15,400           Lyonnaise des Eaux-Dumez
                   (Diversified)                                       1,409,589
--------------------------------------------------------------------------------
3,680            Taittinger (Consumer Goods)                           1,605,764
--------------------------------------------------------------------------------
26,800           Total Petroleum, Cl.B (Energy)                        1,620,864
--------------------------------------------------------------------------------
                                                                       7,566,472
================================================================================
                 Germany - 6.10%
--------------------------------------------------------------------------------
6,600            Bayer (Materials)                                     1,685,332
--------------------------------------------------------------------------------
6,500            Berliner Kraft & Licht (Utilities)                    1,546,536
--------------------------------------------------------------------------------
5,700            Volkswagen (Consumer Goods)                           1,846,816
--------------------------------------------------------------------------------
                                                                       5,078,684
================================================================================
                 Hong Kong - 4.31%
--------------------------------------------------------------------------------
500,000          First Pacific (Emerging Markets)(b)                     533,497
--------------------------------------------------------------------------------
208,000          Guoco Group (Emerging Markets)                        1,041,076
--------------------------------------------------------------------------------
372,000          Hutchison Whampoa (Diversified)                       2,015,882
--------------------------------------------------------------------------------
                                                                       3,590,455
================================================================================
                 Indonesia - 1.48%
--------------------------------------------------------------------------------
67,500           Hanjaya Mandala Sampoerna
                   (Emerging Markets)                                    628,669
--------------------------------------------------------------------------------
112,000          Indofood Sukses Makmur
                   (Emerging Markets)                                    540,102
--------------------------------------------------------------------------------
100,000          SMART (Emerging Markets)                            $    65,107
--------------------------------------------------------------------------------
                                                                       1,233,878
================================================================================
                 Ireland - 3.29%
--------------------------------------------------------------------------------
150,000          CRH (Consumer Goods)                                  1,028,412
--------------------------------------------------------------------------------
480,000          Irish Life (Consumer Services)                        1,715,314
--------------------------------------------------------------------------------
                                                                       2,743,726
================================================================================
                 Italy - 3.51%
--------------------------------------------------------------------------------
1,220,000        Credito Italiano (Finance)                            1,445,115
--------------------------------------------------------------------------------
486,700          Societa Finanziaria Telefonica
                   (Utilities)                                         1,476,675
--------------------------------------------------------------------------------
                                                                       2,921,790
================================================================================
                 Japan - 10.44%
--------------------------------------------------------------------------------
184,000          Hitachi (Capital Equipment)                           1,997,186
--------------------------------------------------------------------------------
58,000           Jusco (Consumer Services)                             1,381,508
--------------------------------------------------------------------------------
25,000           Kyocera (Capital Equipment)                           2,045,226
--------------------------------------------------------------------------------
63,000           Sankyo (Consumer Goods)                               1,430,955
--------------------------------------------------------------------------------
253,000          Toshiba (Capital Equipment)                           1,843,467
--------------------------------------------------------------------------------
                                                                       8,698,342
================================================================================
                 Latin America - 0.51%
--------------------------------------------------------------------------------
31,500           Latin American Equity Fund
                   (Emerging Markets)                                    425,250
--------------------------------------------------------------------------------
                 Malaysia - 0.89%
--------------------------------------------------------------------------------
69,000           Oyl Industries Berhad (Emerging
                   Markets)                                              570,883
--------------------------------------------------------------------------------
50,000           Petronas Gas Berhad (Emerging
                   Markets)(a)(b)                                        174,026
--------------------------------------------------------------------------------
                                                                         744,909
================================================================================
                 Netherlands - 12.53%
--------------------------------------------------------------------------------
13,700           Akzo Nobel (Materials)                                1,645,062
--------------------------------------------------------------------------------
38,900           Internationale Nederlanden
                   Group (Finance)                                     2,258,913
--------------------------------------------------------------------------------
57,200           KLM Royal Dutch Airlines
                   (Transportation)                                    2,005,826
--------------------------------------------------------------------------------
60,300           Philips Electronics (Consumer
                   Goods)                                              2,939,992
--------------------------------------------------------------------------------
12,900           Royal Dutch Petroleum (Energy)                        1,585,286
--------------------------------------------------------------------------------
                                                                      10,435,079
================================================================================
                 Norway - 2.04%
--------------------------------------------------------------------------------
39,600           Norsk Hydro (Energy)                                  1,699,260
--------------------------------------------------------------------------------
                 Singapore - 1.08%
--------------------------------------------------------------------------------
133,000          Jardine Matheson Holdings
                   (Diversified)                                         897,750
--------------------------------------------------------------------------------



             See Notes to Financial Statements on Pages 19 and 20

                           INTERNATIONAL EQUITY PORTFOLIO                     15
                           -----------------------------------------------------
Schedule of Portfolio Investments
================================================================================
September 30, 1995



Shares           Description                                               Value
================================================================================
                 Spain - 5.75%
88,990           Autopistas Concesionaria
                   Espanola S.A.
                   (Consumer Services)                               $   872,274
--------------------------------------------------------------------------------
9,635            Banco Popular Espanol (Finance)                       1,500,140
--------------------------------------------------------------------------------
14,324           Fomento de Construcciones
                   y Contratas (Diversified)                           1,205,609
--------------------------------------------------------------------------------
160,100          Iberdrola S.A. (Utilities)                            1,211,336
--------------------------------------------------------------------------------
                                                                       4,789,359
================================================================================
                 Sweden - 3.38%
--------------------------------------------------------------------------------
54,100           Astra, Series A (Consumer Goods)                      1,935,230
--------------------------------------------------------------------------------
29,400           Svelada Industri
                   (Capital Equipment)                                   884,510
--------------------------------------------------------------------------------
                                                                       2,819,740
================================================================================
                 Switzerland - 4.55%
--------------------------------------------------------------------------------
780              Baloise Holdings Ltd. (Finance)                       1,714,582
--------------------------------------------------------------------------------
1,791            BBC Brown Boveri & Cie, Cl.A
                   (Capital Equipment)                                 2,075,421
--------------------------------------------------------------------------------
                                                                       3,790,003
================================================================================
                 Taiwan - 0.45%
--------------------------------------------------------------------------------
29,120           Yageo, GDR
                   (Emerging Markets)(a)                                 371,280
--------------------------------------------------------------------------------
                 Thailand - 0.69%
--------------------------------------------------------------------------------
59,000           PTT Exploration & Production
                   (Emerging Markets)(a)                                 573,660
================================================================================
                 United Kingdom - 8.97%
--------------------------------------------------------------------------------
441,000          Iceland Group (Consumer Services)                     1,227,497
--------------------------------------------------------------------------------
560,700          Lonrho (Diversified)                                  1,476,434
--------------------------------------------------------------------------------
110,100          Manweb (Utilities)                                    1,737,749
--------------------------------------------------------------------------------
141,000          National Power (Partially Paid)
                   (Utilities)                                           503,961
--------------------------------------------------------------------------------
131,500          Powergen (Installment Shares)
                   (Utilities)                                           517,838
--------------------------------------------------------------------------------
427,100          Storehouse (Consumer Services)                        2,012,867
--------------------------------------------------------------------------------
                                                                       7,476,346
================================================================================
                 Venezuela - 1.22%
--------------------------------------------------------------------------------
730,198          Electricidad de Caracas
                   (Emerging Markets)                                    649,409
--------------------------------------------------------------------------------
103,935          Mavesa, ADR (Emerging
                   Markets)(b)                                           367,285
--------------------------------------------------------------------------------
                                                                       1,016,694
================================================================================
Total Common Stocks
(Cost $67,648,342)                                                  $ 79,452,443
================================================================================
                 PREFERRED STOCK - 0.49%
--------------------------------------------------------------------------------
                 Australia - 0.49%
--------------------------------------------------------------------------------
82,050           News Corp. (Consumer Services)
                 (Cost $331,591)                                     $   407,022
================================================================================
Principal
Amount
================================================================================
                 CORPORATE DEBT
                 NON-CONVERTIBLE - 1.32%
--------------------------------------------------------------------------------
                 South Africa - 1.32%
$1,000,000       Liberty Life International,
                   6.50%, 9/30/04
                   (Emerging Markets)
                 (Cost $1,114,559)                                   $ 1,100,000
================================================================================
                 U.S. TREASURY BILL - 3.17%
$2,670,000       5.28%, 12/14/95
                 (Cost $2,641,252)                                   $ 2,641,143
================================================================================
Total Investments
(Cost $71,735,744)               100.34%                             $83,600,608
--------------------------------------------------------------------------------
Liabilities in Excess
of Other Assets                   (0.34)                                (287,177)
================================================================================
Net Assets                       100.00%                             $83,313,431
================================================================================

(a)  Non-Income Producing Security

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $1,074,808 or 1.29% of net assets.

     Industry Diversification (as a percentage of Total Investments):


     Capital Equipment.................................................  10.58%
     Consumer Goods....................................................  14.42
     Consumer Services.................................................  13.99
     Diversified.......................................................   8.38
     Emerging Markets..................................................   8.42
     Energy............................................................   5.87
     Finance...........................................................  10.81
     Materials.........................................................   9.37
     Transportation....................................................   2.40
     Utilities.........................................................  12.59
     U.S. Government Treasury Bill.....................................   3.17
                                                                        ------
                                                                        100.00%
                                                                        ======

             See Notes to Financial Statements on Pages 19 and 20

                           INTERNATIONAL EQUITY FUND                          16
                           -----------------------------------------------------


Notes To Financial Statements
================================================================================

Note 1 -- Organization and Significant Accounting Policies

A. Organization

BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The International Equity Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on August 4, 1992. The Fund invests substantially all of its assets in the International Equity Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1995, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Dividends

It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

D. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal
Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

E. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

In fiscal 1995, the Fund changed its year end to September 30th.

                           INTERNATIONAL EQUITY FUND                          17
                           -----------------------------------------------------

Notes To Financial Statements
================================================================================

Note 2 -- Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.85 of 1% of the Fund's average daily net assets. For the period January 1, 1995 to September 30, 1995, this fee aggregated $421,538.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the period January 1, 1995 to September 30, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.85 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
1.50 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the period January 1, 1995 to September 30, 1995, expenses of the Fund have been reduced $52,956.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

Note 3 -- Shares of Beneficial Interest

At September 30, 1995, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:



                              For the period
                              January 1, 1995 to           For the year ended
                              September 30, 1995           December 31, 1994
                            -----------------------     -------------------------
                              Shares         Amount        Shares       Amount
                            ---------  ------------     -----------   -----------
Sold                        2,458,261  $ 35,856,451       1,879,250   $26,034,015
Reinvested                      2,716        42,076          46,910       627,191
Redeemed                   (1,298,482)  (18,711,160)       (307,219)   (4,259,347)
                            ---------    ----------       ---------    ----------
Net Increase                1,162,495  $ 17,187,367       1,618,941   $22,401,859
                            =========   ===========       =========    ==========

                           INTERNATIONAL EQUITY FUND                          18
                           -----------------------------------------------------

Report of Independent Accountants
================================================================================

To the Trustees and Shareholders
of BT Investment Funds:

We have audited the accompanying statement of assets and liabilities of the International Equity Fund (one of the funds comprising BT Investment Funds) as of September 30, 1995, and the related statement of operations for the nine months then ended, the statements of changes in net assets for the nine months ended September 30, 1995, and the year ended December 31, 1994, and the financial highlights for the nine months ended September 30, 1995, for each of the two years in the period ended December 31, 1994 and for the period August 4, 1992 (commencement of operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the International Equity Fund of BT Investment Funds as of September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


/s/ Coopers & Lybrand L.L.P.



Kansas City, Missouri
November 14, 1995

                           INTERNATIONAL EQUITY PORTFOLIO                     19
                           -----------------------------------------------------

Notes To Financial Statements
================================================================================

Note 1 --  Organization and Significant Accounting Policies

A. Organization

The International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on August 4, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

In fiscal 1995, the Portfolio changed its year end to September 30th.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Securities traded primarily on a principal securities exchange (domestic or foreign) are valued at their last reported sale price on that exchange. If no sale is reported, or if local custom or regulation so provides, the mean of the latest bid and asked price is used. Securities traded over-the-counter are valued using either the mean between the bid and asked price or, where local custom or regulations so provide, the last sales price. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Foreign Currency Transactions

The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from securities.

D. Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments generally. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

E. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from security transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from security and foreign currency transactions of the Portfolio are allocated pro rata among the investors of the Portfolio at the time of such determination.

                           INTERNATIONAL EQUITY PORTFOLIO                     20
                           -----------------------------------------------------

Notes To Financial Statements
================================================================================

F. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

Note 2 --  Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the period January 1, 1995 to September 30, 1995, this fee aggregated $74,468.

The Portfolio has entered into an Advisory Agreement with Bankers Trust.
Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolio's average daily net assets. For the period January 1, 1995 to September 30, 1995, this fee aggregated $322,696.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.65 of 1% of the average daily net assets of the Portfolio. For the period January 1, 1995 to September 30, 1995, expenses of the Portfolio have been reduced $108,743.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

Note 3 -- Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period January 1, 1995 to September 30, 1995, were $31,676,113 and $13,580,726, respectively. For federal income tax purposes, the tax basis of investments held at September 30, 1995 was $71,735,953. The aggregate gross unrealized appreciation for all investments was $13,556,024 and the aggregate gross unrealized depreciation for all investments was $1,691,369.

Note 4 -- Open Forward Foreign Currency Contracts

As of September 30, 1995, the Portfolio had entered into the following open forward foreign currency contract:



Contracts             In                       Settle-                        Net Unrealized
to                    Exchange                 ment            Value          (Depreciation)
Deliver               For                      Date            (US $)                 (US $)
--------------------------------------------------------------------------------------------
Sales
--------------------------------------------------------------------------------------------
JPY   336,000,000      USD     3,289,280       10/18/95        3,383,208            (93,928)
============================================================================================

                           INTERNATIONAL EQUITY PORTFOLIO                     21
                           -----------------------------------------------------

Report of Independent Accountants
================================================================================

To the Trustees and Holders of Beneficial Interest of the International Equity Portfolio:

We have audited the accompanying statement of assets and liabilities of the International Equity Portfolio, including the Schedule of Portfolio of Investments, as of September 30, 1995, and the related statement of operations for the nine months then ended, the statements of changes in net assets for the nine months ended September 30, 1995, and the year ended December 31, 1994, and the financial highlights for the nine months ended September 30, 1995, for each of the two years in the period ended December 31, 1994 and for the period August 4, 1992 (commencement of operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the International Equity Portfolio as of September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


/s/ Coopers & Lybrand L.L.P.



Kansas City, Missouri
November 14, 1995

BT INVESTMENT FUNDS

Small
Cap
Fund




Annual Report
September 30, 1995

          SMALL CAP FUND                                                       1
          ----------------------------------------------------------------------



Table of Contents
--------------------------------------------------------------------------------

Introduction from President.................................................   2
Letter to Shareholders from Investment Adviser..............................   3
Small Cap Fund
     Statement of Assets and Liabilities....................................   6
     Statement of Operations................................................   7
     Statement of Changes in Net Assets.....................................   8
     Financial Highlights...................................................   9
Small Cap Portfolio
     Statement of Assets and Liabilities....................................  10
     Statement of Operations................................................  11
     Statement of Changes in Net Assets.....................................  12
     Financial Highlights...................................................  13
     Schedule of Portfolio Investments......................................  14
Small Cap Fund
     Notes to Financial Statements..........................................  17
     Report of Independent Accountants......................................  19
Small Cap Portfolio
     Notes to Financial Statements..........................................  20
     Report of Independent Accountants......................................  22

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the Small Cap Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Investment Funds:

BT Investment Funds
Investors Fiduciary Trust Company
127 West 10th Street
Kansas City, MO 64105
(800) 422-6577

BT Investment Funds
Signature Broker-Dealer Services, Inc.
6 St. James Avenue
Boston, MA 02116
(800) 545-1074

You may write to the Small Cap Fund at the following address:

BT Investment Funds
6 St. James Avenue
Boston, MA 02116

          SMALL CAP FUND                                                       2
          ----------------------------------------------------------------------



Introduction from President
--------------------------------------------------------------------------------

    November, 1995

    Dear Shareholders:

    We are pleased to present your Annual Report for the BT Investment Funds Small Cap Fund. This Report provides you with an investment overview as well as a financial summary of the Fund's operations for the year ended September 30, 1995. We have also included a Letter from the Investment Adviser, detailing the factors that affected the Fund's performance and a performance chart which illustrates your Fund's return versus a relevant financial index. Also presented in your Report is a pie chart displaying diversification of Portfolio investments, financial statements, financial highlights and a listing of the Portfolio's holdings.

    Looking ahead, we will continue to closely observe the economic conditions and how they affect the financial markets.

    We appreciate your ongoing support of the Small Cap Fund and look forward to continuing to serve your investment needs.


    Philip W. Coolidge
    President

          SMALL CAP FUND                                                       3
          ----------------------------------------------------------------------



Letter to Shareholders from Investment Adviser
--------------------------------------------------------------------------------

   For the year ended September 30, 1995, the BT Investment Funds Small Cap Fund once again outperformed its benchmark and its competitors impressively. The Fund's outstanding return of 59.48% compares to 23.47% for the Russell 2000 Index and 28.93% for the Lipper Small Cap Growth Average. Since its inception on October 21, 1993, the Fund has returned 85.00%.

   The Fund's outperformance is even more notable in light of the generally weak performance of small cap stocks throughout most of the first three quarters of the Fund's fiscal year. Plus, in the last quarter, when the small cap universe did post the best performance over the MidCap Index and the S&P 500, the Fund still outperformed its benchmark and its category average.

   Throughout the twelve months, the Fund's strong results were primarily due to its overweighting in the technology and healthcare sectors and its underweighting in the energy, financial, utilities, materials and processing, and REIT (Real Estate Investment Trust) sectors. Although the technology sector was volatile toward the end of the Fund's fiscal year, it was also either the first or second best performing sector in each quarter. We increased our holdings in technology companies in March, and continue to be overweighted there. However, we did decrease our technology holdings just somewhat in September, diversifying into sectors that were previously under-represented in the Fund, such as consumer non-durables and retail. The healthcare sector was the number one sector in the most recent quarter. In the second half of the Fund's fiscal year, we participated in a number of initial public offerings and also started eliminating our positions in selected securities due to company specific concerns.

   As always, in each sector, we continue to carry out intensive analysis, focusing on companies whose improving fundamentals have not yet been recognized by the market and on companies which appear to offer compelling valuations relative to their growth rates. Given the uncertainty about the economy now, we remain especially interested in companies with strong, consistent earnings and revenue growth potential.

   Due to their relative undervaluation and stronger projected earnings growth, we believe that, looking ahead, smaller capitalization stocks may well outpace the larger company issues through the end of 1995, particularly if the economy slows.

          SMALL CAP FUND                                                       4
          ----------------------------------------------------------------------



Letter to Shareholders from Investment Adviser
--------------------------------------------------------------------------------

The following graph illustrates the Fund's return versus the Russell 2000 Index since October 31, 1993, assuming a $10,000 initial investment:

Comparison of
Change in Value
of a $10,000
Investment in the
Small Cap Fund
and the
Russell 2000 Index

         Total Return
   ended September 30, 1995
One Year        Since 10/21/93*
 59.48%             85.00%

* The Fund's inception date

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                           [LINE GRAPH APPEARS HERE]

                          Small Cap Fund                Russell 2000 Index
                          --------------                ------------------
10/31/93                     $10,000                         $10,000
12/31/93                      10,326                          10,002
 3/31/94                      10,375                           9,735
 6/30/94                       9,951                           9,354
 9/30/94                      11,451                          10,004
12/31/94                      12,320                           9,819
 3/31/95                      14,107                          10,273
 6/30/95                      15,903                          11,236
 9/30/95                      18,263                          12,345

Past performance is not indicative of future performance.

--------------------------------------------------------------------------------
About the
Portfolio Manager

                     Mary Lisanti
                     Managing Director & Portfolio Manager

                     - Manager of the Small Cap Fund, Capital Appreciation
                       Fund and separate
                       aggressive growth accounts

                     - 16 years of investment experience as a portfolio
                       manager and analyst in Small/Mid cap equities

                     - Joined Bankers Trust from Lieber & Company/The Evergreen
                       Funds, where for three years she was Vice President of Investments and a portfolio manager working on their $800 million small and mid-sized company fund

                     - Senior Vice President at Shearson Lehman Brothers, headed the firm's emerging growth stock investment strategy and research effort; member of the Investment Policy Committee

                     - Earned the #1 ranking Institutional Investor's All Star
                       Research Team in 1989 (ranked #2 and #3 in 1987 and 1986, respectively) for her work as a small company stock analyst

                     - B.A. -- Princeton University

                     - Member , New York Society of Security Analysts and
                       Financial Analyst Federation

          SMALL CAP FUND                                                       5
          ----------------------------------------------------------------------


--------------------------------------------------------------------------------
Objective                Seeks to provide long-term capital growth by investing
                         primarily in equity securities of smaller companies.
                         The production of any current income is secondary to
                         this objective.
--------------------------------------------------------------------------------
Investment Instruments   Primarily common stocks of smaller U.S. corporations
                         and, to a lesser extent, in foreign corporations.


--------------------------------------------------------------------------------
Ten Largest Common        Dollar Tree Stores          CompDent
Stock Holdings            DSP Communications          CRA Managed Care
                          IDEXX Laboratories          Teltrend
                          Olympic Financial           Gulf South Medical Supply
                          Daisytek International      Renaissance Solutions
--------------------------------------------------------------------------------
Diversification of Portfolio Investments by Theme as of September 30, 1995

(percentages are based on market value)


                           [PIE GRAPH APPEARS HERE]

       Flourishing in the Managed Care Environment          7.26%
       Client Server Computing                              5.45%
       New Consumer                                        15.46%
       Move to Outsourcing                                  9.40%
       Managing the Information Age                        12.82%
       New Health Care Paradigm                             9.52%
       Productivity Enhancement                             6.67%
       Other*                                              10.22%
       Life on the Net                                     10.42%
       The Ubiquitous Semiconductor                         7.35%
       U.S. Treasury Bills                                  5.43%

*No one Investment Theme represents more than 4% of Portfolio Holdings

          SMALL CAP FUND                                                       6
          ----------------------------------------------------------------------



Statement of Assets and Liabilities
--------------------------------------------------------------------------------
September 30, 1995

--------------------------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------------------------
     Investment in Small Cap Portfolio, at Value                                                        $123,827,936
--------------------------------------------------------------------------------------------------------------------
     Receivable for Shares of Beneficial Interest Sold                                                       167,053
--------------------------------------------------------------------------------------------------------------------
     Prepaid Expenses                                                                                          2,560
--------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                        123,997,549
--------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------
     Due to Bankers Trust                                                                                     75,890
--------------------------------------------------------------------------------------------------------------------
     Payable for Shares of Beneficial Interest Redeemed                                                      943,441
--------------------------------------------------------------------------------------------------------------------
     Accrued Expenses and Accounts Payable                                                                    43,437
--------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                                     1,062,768
--------------------------------------------------------------------------------------------------------------------

Net Assets (Applicable to 6,645,609 Outstanding Shares of $0.001 Par Value Per Share,
Unlimited Number of Shares of Beneficial Interest Authorized)                                           $122,934,781
====================================================================================================================

Net Asset Value, Subscription and Redemption Price Per Share
($122,934,781/6,645,609 Shares)                                                                         $      18.50
====================================================================================================================

Composition of Net Assets
--------------------------------------------------------------------------------------------------------------------
     Shares of Beneficial Interest, at Par                                                              $      6,646
--------------------------------------------------------------------------------------------------------------------
     Paid-in Capital                                                                                      90,866,481
--------------------------------------------------------------------------------------------------------------------
     Undistributed Net Realized Gain from Securities Transactions                                          9,758,712
--------------------------------------------------------------------------------------------------------------------
     Net Unrealized Appreciation on Securities                                                            22,302,942
--------------------------------------------------------------------------------------------------------------------
Net Assets, September 30, 1995                                                                          $122,934,781
====================================================================================================================

             See Notes to Financial Statements on Pages 17 and 18.

          SMALL CAP FUND                                                       7
          ----------------------------------------------------------------------



Statement of Operations
--------------------------------------------------------------------------------
For the year ended September 30, 1995

-------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------
    Income Allocated from Small Cap Portfolio, net                                                      $   114,355
-------------------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------------------
    Administration and Services Fee                                                   $388,661
-------------------------------------------------------------------------------------------------------------------
    Registration Fees                                                                   50,551
-------------------------------------------------------------------------------------------------------------------
    Shareholders Reports                                                                27,741
-------------------------------------------------------------------------------------------------------------------
    Professional Fees                                                                   10,473
-------------------------------------------------------------------------------------------------------------------
    Trustees Fees                                                                        1,564
-------------------------------------------------------------------------------------------------------------------
    Insurance                                                                              894
-------------------------------------------------------------------------------------------------------------------
    Miscellaneous                                                                        1,098
-------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                     480,982
-------------------------------------------------------------------------------------------------------------------
    Less: Expenses Absorbed by Bankers Trust                                           (92,321)             388,661
-------------------------------------------------------------------------------------------------------------------
Net Investment (Loss)                                                                                      (274,306)
-------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Securities
-------------------------------------------------------------------------------------------------------------------
    Net Realized Gain from Securities Transactions                                                       11,205,495
-------------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation on Securities                                                            19,127,778
-------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Securities                                                           30,333,273
-------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                                                              $30,058,967
-------------------------------------------------------------------------------------------------------------------

             See Notes to Financial Statements on Pages 17 and 18.

          SMALL CAP FUND                                                       8
          ----------------------------------------------------------------------



Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                      For the period
                                                                                                    October 21, 1993
                                                                                 For the               (Commencement
                                                                              year ended           of Operations) to
                                                                      September 30, 1995          September 30, 1994
--------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
--------------------------------------------------------------------------------------------------------------------
From Operations
--------------------------------------------------------------------------------------------------------------------
    Net Investment (Loss)                                                   $   (274,306)                $   (62,208)
--------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss) from Securities Transactions                     11,205,495                  (1,172,477)
--------------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation on Securities                                 19,127,778                   3,175,164
--------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Operations                                30,058,967                   1,940,479
--------------------------------------------------------------------------------------------------------------------

From Transactions in Shares of Beneficial Interest
--------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Transactions in
        Shares of Beneficial Interest                                         71,544,157                  19,391,178
--------------------------------------------------------------------------------------------------------------------
    Total Increase in Net Assets                                             101,603,124                  21,331,657
====================================================================================================================

Net Assets
--------------------------------------------------------------------------------------------------------------------
    Beginning of Period                                                       21,331,657                        --
--------------------------------------------------------------------------------------------------------------------
    End of Period                                                           $122,934,781                 $21,331,657
====================================================================================================================

             See Notes to Financial Statements on Pages 17 and 18.

          SMALL CAP FUND                                                       9
          ----------------------------------------------------------------------



Financial Highlights
--------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the Small Cap Fund.

--------------------------------------------------------------------------------------------------------
                                                                                          For the period
                                                                                        October 21, 1993
                                                                         For the           (Commencement
                                                                      year ended       of Operations) to
                                                              September 30, 1995      September 30, 1994
--------------------------------------------------------------------------------------------------------
Selected Per Share Data

Net Asset Value, Beginning of Period                                    $  11.60                $  10.00
                                                                        --------                --------
Income from Investment Operations
  Net Investment (Loss)                                                    (0.04)                  (0.03)
  Net Realized and Unrealized Gain on Securities                            6.94                    1.63
                                                                        --------                --------
  Total from Investment Operations                                          6.90                    1.60
                                                                        --------                --------

Net Asset Value, End of Period                                          $  18.50                $  11.60
                                                                        ========                ========

Total Investment Return                                                    59.48%                  17.06%*

Ratios and Supplemental Data

Ratio of Net Investment (Loss) to Average Net Assets                       (0.46%)                 (0.58%)*
Ratio of Expenses to Average Net Assets, Including
  Expenses of the Small Cap Portfolio                                       1.25%                   1.25%*
Decrease Reflected in Above Expense Ratio Due to Absorption
  of Expenses by Bankers Trust                                              0.34%                   0.86%*

Net Assets, End of Period (000's omitted)                               $122,935                $ 21,332

* Annualized

             See Notes to Financial Statements on Pages 17 and 18.

          SMALL CAP PORTFOLIO                                                 10
          ----------------------------------------------------------------------



Statement of Assets and Liabilities
--------------------------------------------------------------------------------
September 30, 1995

--------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------
     Investments, at Value (Cost $96,338,528)                       $118,641,475
--------------------------------------------------------------------------------
     Cash                                                                353,495
--------------------------------------------------------------------------------
     Receivable for Securities Sold                                    9,167,872
--------------------------------------------------------------------------------
     Prepaid Expenses                                                        189
--------------------------------------------------------------------------------
     Total Assets                                                    128,163,031
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
     Due to Bankers Trust                                                 70,264
--------------------------------------------------------------------------------
     Payable for Securities Purchased                                  4,243,404
--------------------------------------------------------------------------------
     Accrued Expenses and Accounts Payable                                21,411
--------------------------------------------------------------------------------
     Total Liabilities                                                 4,335,079
--------------------------------------------------------------------------------

Net Assets                                                          $123,827,952
================================================================================

Composition of Net Assets
--------------------------------------------------------------------------------
     Paid-in Capital                                                $101,525,005
--------------------------------------------------------------------------------
     Net Unrealized Appreciation on Securities                        22,302,947
--------------------------------------------------------------------------------
Net Assets, September 30, 1995                                      $123,827,952
================================================================================

             See Notes to Financial Statements on Pages 20 and 21.

          SMALL CAP PORTFOLIO                                                 11
          ----------------------------------------------------------------------



Statement of Operations
--------------------------------------------------------------------------------
For the year ended September 30, 1995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------
     Dividends                                       $   11,228
--------------------------------------------------------------------------------
     Interest                                           462,219
--------------------------------------------------------------------------------
     Total Investment Income                                         $  473,447
--------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------
     Advisory Fee                                       389,015
--------------------------------------------------------------------------------
     Administration and Services Fee                     59,848
--------------------------------------------------------------------------------
     Professional Fees                                   17,320
--------------------------------------------------------------------------------
     Insurance                                            2,695
--------------------------------------------------------------------------------
     Trustees Fees                                        1,563
--------------------------------------------------------------------------------
     Miscellaneous                                          513
--------------------------------------------------------------------------------
     Total Expenses                                     470,954
--------------------------------------------------------------------------------
     Less: Expenses Absorbed by Bankers Trust          (111,862)        359,092
--------------------------------------------------------------------------------
Net Investment Income                                                   114,355
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Securities
--------------------------------------------------------------------------------
     Net Realized Gain from Securities Transactions                  11,205,496
--------------------------------------------------------------------------------
     Net Unrealized Appreciation on Securities                       19,127,783
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Securities                       30,333,279
--------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                          $30,447,634
================================================================================

             See Notes to Financial Statements on Pages 20 and 21.

          SMALL CAP PORTFOLIO                                                 12
          ----------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                 For the period
                                                                                               October 21, 1993
                                                                    For the                       (Commencement
                                                                 year ended                   of Operations) to
                                                         September 30, 1995                  September 30, 1994
---------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------
From Operations
---------------------------------------------------------------------------------------------------------------
        Net Investment Income                                  $    114,355                       $    7,187
---------------------------------------------------------------------------------------------------------------
        Net Realized Gain (Loss) from Securities Transactions    11,205,496                       (1,172,477)
---------------------------------------------------------------------------------------------------------------
        Net Unrealized Appreciation on Securities                19,127,783                        3,175,164
---------------------------------------------------------------------------------------------------------------
        Net Increase in Net Assets from Operations               30,447,634                        2,009,874
---------------------------------------------------------------------------------------------------------------
From Capital Transactions
---------------------------------------------------------------------------------------------------------------
        Proceeds from Capital Invested                           89,963,488                       21,058,530
---------------------------------------------------------------------------------------------------------------
        Value of Capital Withdrawn                              (17,910,681)                      (1,740,893)
---------------------------------------------------------------------------------------------------------------
        Net Increase in Net Assets from Capital Transactions     72,052,807                       19,317,637
---------------------------------------------------------------------------------------------------------------
        Total Increase in Net Assets                            102,500,441                       21,327,511
===============================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------
        Beginning of Period                                      21,327,511                               --
---------------------------------------------------------------------------------------------------------------
        End of Period                                          $123,827,952                      $21,327,511
===============================================================================================================

             See Notes to Financial Statements on Pages 20 and 21.

          SMALL CAP PORTFOLIO                                                 13
          ----------------------------------------------------------------------

Financial Highlights

------------------------------------------------------------------------------------------------------
Contained below are selected ratios and supplemental data for each of the periods indicated for the Small Cap Portfolio.
                                                                                       For the period
                                                                                     October 21, 1993
                                                                       For the          (Commencement
                                                                    year ended      of Operations) to
                                                            September 30, 1995     September 30, 1994
------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
Ratio of Net Investment Income to Average Net Assets                     0.19%                  0.07%*
Ratio of Expenses to Average Net Assets                                  0.60%                  0.60%*
Decrease Reflected in Above Ratio of Expenses to Average
  Net Assets Due to Absorption of Expenses by Bankers Trust              0.19%                  0.38%*
Portfolio Turnover Rate                                                   161%                   154%
Net Assets, End of Period (000's omitted)                             $123,828                $21,328
*Annualized

             See Notes to Financial Statements on Pages 20 and 21.

          SMALL CAP PORTFOLIO                                                 14
          ----------------------------------------------------------------------

Schedule of Portfolio Investments
--------------------------------------------------------------------------------
September 30, 1995
Shares           Description                                               Value
--------------------------------------------------------------------------------
                 COMMON STOCKS-90.61%
                 Client Server Computing-5.22%
--------------------------------------------------------------------------------
 3,600           Business Objects, ADS (a)                           $   153,450
--------------------------------------------------------------------------------
19,800           CBT Group, ADS (a)                                      945,450
--------------------------------------------------------------------------------
61,800           Computron Software (a)                                1,066,050
--------------------------------------------------------------------------------
20,900           Discreet Logic (a)                                    1,149,500
--------------------------------------------------------------------------------
26,600           Mercury Interactive (a)                                 738,150
--------------------------------------------------------------------------------
27,500           Novadigm (a)                                            464,062
--------------------------------------------------------------------------------
29,500           Open Environment (a)                                    516,250
--------------------------------------------------------------------------------
23,500           Seer Technologies (a)                                   355,438
--------------------------------------------------------------------------------
50,000           Unison Software (a)                                     750,000
--------------------------------------------------------------------------------
12,400           Veritas Software (a)                                    322,400
--------------------------------------------------------------------------------
                                                                       6,460,750
================================================================================
                 Flourishing in the Managed
                 Care Environment-6.96%
--------------------------------------------------------------------------------
26,700           AHI Healthcare Systems (a)                              413,850
--------------------------------------------------------------------------------
57,100           CompDent (a)                                          1,670,175
--------------------------------------------------------------------------------
73,800           CRA Managed Care (a)                                  1,595,925
--------------------------------------------------------------------------------
65,200           OccuSystems (a)                                       1,352,900
--------------------------------------------------------------------------------
62,700           Pediatrix Medical Group (a)                           1,285,350
--------------------------------------------------------------------------------
18,300           Renal Treatment Centers (a)                             677,100
--------------------------------------------------------------------------------
18,500           Target Therapeutics (a)                               1,295,000
--------------------------------------------------------------------------------
10,800           United Dental Care (a)                                  324,000
--------------------------------------------------------------------------------
                                                                       8,614,300
================================================================================
                 Life on the Net-9.99%
--------------------------------------------------------------------------------
31,500           Firefox Communications (a)                              779,625
--------------------------------------------------------------------------------
21,700           FTP Software (a)                                        602,175
--------------------------------------------------------------------------------
40,200           Harbinger (a)                                           552,750
--------------------------------------------------------------------------------
43,800           Legato Systems (a)                                    1,160,700
--------------------------------------------------------------------------------
16,700           Macromedia (a)                                          953,988
--------------------------------------------------------------------------------
29,300           Maxis (a)                                             1,289,200
--------------------------------------------------------------------------------
19,400           McAfee Associates (a)                                   999,100
--------------------------------------------------------------------------------
14,200           NetManage (a)                                           337,250
--------------------------------------------------------------------------------
12,400           Network General (a)                                     511,500
--------------------------------------------------------------------------------
25,400           Number Nine Visual Technology (a)                   $   419,100
--------------------------------------------------------------------------------
32,300           On Technology (a)                                       557,175
--------------------------------------------------------------------------------
29,200           Pinnacle Systems (a)                                    897,900
--------------------------------------------------------------------------------
63,900           Quarterdeck (a)                                       1,238,062
--------------------------------------------------------------------------------
 8,800           Security Dynamics Technologies (a)                      420,200
--------------------------------------------------------------------------------
41,000           Transactions Systems Architects (a)                   1,096,750
--------------------------------------------------------------------------------
19,700           Verifone (a)                                            549,137
--------------------------------------------------------------------------------
                                                                      12,364,612
================================================================================
                 Life Sciences Revolution-2.91%
--------------------------------------------------------------------------------
42,400           Cephalon (a)                                          1,166,000
--------------------------------------------------------------------------------
53,600           Magainin Pharmaceuticals (a)                            582,900
--------------------------------------------------------------------------------
30,200           Neurogen (a)                                            671,950
--------------------------------------------------------------------------------
40,400           NeXstar Pharmaceuticals (a)                             595,900
--------------------------------------------------------------------------------
38,000           Regeneron Pharmaceuticals (a)                           593,750
--------------------------------------------------------------------------------
                                                                       3,610,500
================================================================================
                 Managing the Information
                 Age-12.28%
--------------------------------------------------------------------------------
22,400           ADFlex Solutions (a)                                    501,200
--------------------------------------------------------------------------------
20,100           Applix (a)                                              442,200
--------------------------------------------------------------------------------
56,500           Astea International (a)                               1,130,000
--------------------------------------------------------------------------------
42,200           Atria Software (a)                                    1,234,350
--------------------------------------------------------------------------------
64,600           Datastream Systems (a)                                1,469,650
--------------------------------------------------------------------------------
71,600           Dendrite International (a)                            1,091,900
--------------------------------------------------------------------------------
20,800           Desktop Data (a)                                        722,800
--------------------------------------------------------------------------------
53,700           DSP Communications (a)                                1,772,100
--------------------------------------------------------------------------------
48,300           Eagle Point Software (a)                                905,625
--------------------------------------------------------------------------------
36,300           HNC Software (a)                                        952,875
--------------------------------------------------------------------------------
42,000           IMNET Systems (a)                                     1,081,500
--------------------------------------------------------------------------------
46,800           Inference (a)                                           690,000
--------------------------------------------------------------------------------
43,700           National Data                                         1,174,437
--------------------------------------------------------------------------------
51,200           SITEL (a)                                             1,254,400
--------------------------------------------------------------------------------
11,000           Software Artistry (a)                                   209,000
--------------------------------------------------------------------------------
36,000           Vantive (a)                                             576,000
--------------------------------------------------------------------------------
                                                                      15,208,037
================================================================================

             See Notes to Financial Statements on Pages 20 and 21.

          SMALL CAP PORTFOLIO                                                 15
          ----------------------------------------------------------------------



Schedule of Portfolio Investments
--------------------------------------------------------------------------------

September 30, 1995


Shares           Description                                               Value
--------------------------------------------------------------------------------
                 Move to Outsourcing--9.00%
--------------------------------------------------------------------------------
20,500           AccuStaff (a)                                       $   753,375
--------------------------------------------------------------------------------
35,600           Affiliated Computer Services (a)                      1,041,300
--------------------------------------------------------------------------------
36,100           Alternative Resources (a)                             1,155,200
--------------------------------------------------------------------------------
25,500           Atlas Air (a)                                           567,375
--------------------------------------------------------------------------------
47,000           Comair                                                1,245,500
--------------------------------------------------------------------------------
51,400           Daisytek International (a)                            1,689,775
--------------------------------------------------------------------------------
61,200           HealthPlan Services (a)                               1,246,950
--------------------------------------------------------------------------------
20,000           HPR (a)                                                 465,000
--------------------------------------------------------------------------------
 2,800           Interim Services (a)                                     75,600
--------------------------------------------------------------------------------
21,100           Kent Electronics (a)                                    925,762
--------------------------------------------------------------------------------
35,100           Personnel Group of America (a)                          491,400
--------------------------------------------------------------------------------
20,500           Quintiles Transnational (a)                           1,209,500
--------------------------------------------------------------------------------
23,200           Zycon (a)                                               284,200
--------------------------------------------------------------------------------
                                                                      11,150,937
================================================================================
                 New Consumer--14.82%
--------------------------------------------------------------------------------
49,700           Apple South                                           1,130,675
--------------------------------------------------------------------------------
 7,150           Blyth Industries (a)                                    334,263
--------------------------------------------------------------------------------
59,200           Claire's Stores                                       1,213,600
--------------------------------------------------------------------------------
17,900           Discount Auto Parts (a)                                 541,475
--------------------------------------------------------------------------------
74,400           Dollar Tree Stores (a)                                2,529,600
--------------------------------------------------------------------------------
21,000           DonnKenny (a)                                           590,625
--------------------------------------------------------------------------------
12,500           Duracraft (a)                                           564,063
--------------------------------------------------------------------------------
28,900           Moovies (a)                                             567,163
--------------------------------------------------------------------------------
33,000           Nautica Enterprises (a)                               1,130,250
--------------------------------------------------------------------------------
34,500           Neostar Retail Group (a)                                590,812
--------------------------------------------------------------------------------
19,600           Norton McNaughton (a)                                   436,100
--------------------------------------------------------------------------------
26,600           Papa John's International (a)                         1,197,000
--------------------------------------------------------------------------------
40,200           Phamis (a)                                            1,100,475
--------------------------------------------------------------------------------
15,700           Regal Cinemas (a)                                       645,662
--------------------------------------------------------------------------------
54,500           Renaissance Hotel Group (a)                             967,375
--------------------------------------------------------------------------------
61,300           Renaissance Solutions (a)                             1,494,187
--------------------------------------------------------------------------------
32,000           Softkey International (a)                             1,416,000
--------------------------------------------------------------------------------
27,500           Sonic (a)                                               625,625
--------------------------------------------------------------------------------
55,300           Studio Plus Hotels (a)                              $ 1,271,900
--------------------------------------------------------------------------------
                                                                      18,346,850
================================================================================
                 New Health Care Paradigm--9.12%
--------------------------------------------------------------------------------
28,000           American Oncology Resources (a)                       1,204,000
--------------------------------------------------------------------------------
 9,500           Authentic Fitness (a)                                   213,750
--------------------------------------------------------------------------------
 2,400           CareLine (a)                                             22,500
--------------------------------------------------------------------------------
22,600           Eastbay (a)                                             446,350
--------------------------------------------------------------------------------
19,000           Garden Ridge (a)                                        555,750
--------------------------------------------------------------------------------
62,200           Gulf South Medical Supply (a)                         1,531,675
--------------------------------------------------------------------------------
20,000           HCIA (a)                                                515,000
--------------------------------------------------------------------------------
47,400           IDEXX Laboratories (a)                                1,765,650
--------------------------------------------------------------------------------
83,200           Martek Biosciences (a)                                1,352,000
--------------------------------------------------------------------------------
48,200           MiniMed (a)                                             530,200
--------------------------------------------------------------------------------
20,400           Physician Sales & Services (a)                          979,200
--------------------------------------------------------------------------------
74,400           Rexall Sundown (a)                                    1,255,500
--------------------------------------------------------------------------------
25,000           Summit Medical Systems (a)                              375,000
--------------------------------------------------------------------------------
25,500           Ventritex (a)                                           548,250
--------------------------------------------------------------------------------
                                                                      11,294,825
================================================================================
                 Productivity Enhancement--6.39%
--------------------------------------------------------------------------------
30,000           ArcSys (a)                                            1,237,500
--------------------------------------------------------------------------------
31,200           Aspen Technology (a)                                    936,000
--------------------------------------------------------------------------------
32,400           Credence Systems (a)                                  1,174,500
--------------------------------------------------------------------------------
13,000           Electroglas (a)                                         885,625
--------------------------------------------------------------------------------
23,100           Epic Design Technology (a)                            1,120,350
--------------------------------------------------------------------------------
38,400           Integrated Measurement Systems (a)                      508,800
--------------------------------------------------------------------------------
39,000           Periphonics (a)                                       1,121,250
--------------------------------------------------------------------------------
 3,400           PRI Automation (a)                                      139,400
--------------------------------------------------------------------------------
30,200           QuickResponse Services (a)                              785,200
--------------------------------------------------------------------------------
                                                                       7,908,625
================================================================================
                 Redistribution of Debt--1.46%
--------------------------------------------------------------------------------
 2,700           General Acceptance (a)                                   89,775
--------------------------------------------------------------------------------
62,900           Olympic Financial (a)                                 1,721,888
--------------------------------------------------------------------------------
                                                                       1,811,663
================================================================================

             See Notes to Financial Statements on Pages 20 and 21.

          SMALL CAP PORTFOLIO                                                 16
          ----------------------------------------------------------------------


Schedule of Portfolio Investments
--------------------------------------------------------------------------------
September 30, 1995


Shares           Description                                               Value
================================================================================
                 Special Situations -- 1.96%
--------------------------------------------------------------------------------
54,000           Intermet (a)                                      $     607,500
--------------------------------------------------------------------------------
94,800           LTX (a)                                               1,196,850
--------------------------------------------------------------------------------
26,750           Tetra Technologies (a)                                  621,938
--------------------------------------------------------------------------------
                                                                       2,426,288
================================================================================
                 Telecommunications -- 3.46%
--------------------------------------------------------------------------------
29,000           American Radio Systems (a)                              717,750
--------------------------------------------------------------------------------
18,200           Hummingbird Communications (a)                          677,950
--------------------------------------------------------------------------------
34,300           Nera AS-ADS (a)                                       1,179,063
--------------------------------------------------------------------------------
10,000           Tel-Save Holdings (a)                                   153,750
--------------------------------------------------------------------------------
47,300           Teltrend (a)                                          1,560,900
--------------------------------------------------------------------------------
                                                                       4,289,413
================================================================================
                 The Ubiquitous
                 Semiconductor -- 7.04%
--------------------------------------------------------------------------------
58,000           Actel (a)                                             1,022,250
--------------------------------------------------------------------------------
46,600           ANADIGICS (a)                                         1,293,150
--------------------------------------------------------------------------------
33,700           FSI International (a)                                 1,120,525
--------------------------------------------------------------------------------
48,900           Information Storage Devices (a)                       1,106,363
--------------------------------------------------------------------------------
48,100           Micrel (a)                                            1,346,800
--------------------------------------------------------------------------------
28,000           Microchip Technology (a)                              1,060,500
--------------------------------------------------------------------------------
13,200           Oak Technology (a)                                      554,400
--------------------------------------------------------------------------------
11,000           Opal (a)                                                200,750
--------------------------------------------------------------------------------
88,000           TelCom Semiconductor (a)                              1,012,000
--------------------------------------------------------------------------------
                                                                       8,716,738
================================================================================
Total Common Stocks
(Cost $89,901,381)                                                 $ 112,203,538
================================================================================
Principal
Amount           Description                                       Value
================================================================================
                 U.S. Treasury Bills -- 5.20%
--------------------------------------------------------------------------------
$  433,000       5.60%, 10/19/95                                   $     431,839
--------------------------------------------------------------------------------
   308,000       5.37%, 10/26/95                                         306,879
--------------------------------------------------------------------------------
   237,000       5.25%, 11/24/95                                         235,088
--------------------------------------------------------------------------------
   787,000       5.35%, 12/07/95                                         779,411
--------------------------------------------------------------------------------
   114,000       5.28%, 12/14/95                                         112,768
--------------------------------------------------------------------------------
 1,005,000       5.42%, 12/21/95                                         993,230
--------------------------------------------------------------------------------
 3,271,000       5.33%, 1/18/96                                        3,220,757
--------------------------------------------------------------------------------
   364,000       5.46%, 1/25/96                                          357,965
--------------------------------------------------------------------------------
Total U.S. Treasury Bills
(Cost $6,437,147)                                                  $   6,437,937
================================================================================
Total Investments
(Cost $96,338,528)                     95.81%                      $ 118,641,475
--------------------------------------------------------------------------------
Other Assets in Excess of Liabilities   4.19%                          5,186,477
--------------------------------------------------------------------------------
Net Assets                            100.00%                      $ 123,827,952
================================================================================


(a) Non-Income Producing Security

             See Notes to Financial Statements on Pages 20 and 21.

          SMALL CAP FUND                                                      17
          ----------------------------------------------------------------------


Notes To Financial Statements
--------------------------------------------------------------------------------

Note 1 - Organization and Significant Accounting Policies

A. Organization

BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Small Cap Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on October 21, 1993. The Fund invests substantially all of its assets in the Small Cap Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1995, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Dividends

It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the year ended September 30, 1995, $274,306 of net investment loss was reclassified to undistributed net realized gain from securities transactions.

D. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal
Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

E. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

          SMALL CAP FUND                                                      18
          ----------------------------------------------------------------------


Notes to Financial Statements
--------------------------------------------------------------------------------

Note 2 - Fees and Transactions
with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Fund's average daily net assets. For the year ended September 30, 1995, this fee aggregated $388,661.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 under the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended September 30, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.65 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
1.25 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended September 30, 1995, expenses of the Fund have been reduced $92,321.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

Note 3 - Shares of Beneficial Interest

At September 30, 1995, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                                                                   For the period
                                       For the                    October 21, 1993
                                     year ended              (Commencement of Operations)
                                 September 30, 1995            to September 30, 1994
                              --------------------------    ----------------------------
                              Shares           Amount         Shares            Amount
                             ---------       -----------    ----------       -----------
Sold                         6,022,926       $90,112,541     1,997,724       $21,076,520
Redeemed                    (1,216,232)      (18,568,384)     (158,809)       (1,685,342)
                            -----------      ------------    ---------       -----------
Net Increase                 4,806,694       $71,544,157     1,838,915       $19,391,178
                            ==========       ===========     =========       ===========

          SMALL CAP FUND                                                      19
          ----------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Shareholders
of BT Investment Funds:

We have audited the accompanying statement of assets and liabilities of the Small Cap Fund (one of the funds comprising BT Investment Funds) as of September 30, 1995 and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period October 21, 1993 (commencement of operations) to September 30, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Small Cap Fund of BT Investment Funds as of September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


/s/ Coopers & Lybrand L.L.P.



Kansas City, Missouri
November 10, 1995

          SMALL CAP PORTFOLIO                                                 20
          ----------------------------------------------------------------------


Notes To Financial Statements
--------------------------------------------------------------------------------

Note 1 - Organization and Significant
Accounting Policies

A. Organization

The Small Cap Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on August 6, 1993 as an unincorporated trust under the laws of New York and commenced operations on October 21, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business on each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less, are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis. The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

          SMALL CAP PORTFOLIO                                                 21
          ----------------------------------------------------------------------


Notes To Financial Statements
--------------------------------------------------------------------------------

Note 2 - Fees and Transactions
with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1995, this fee aggregated $59,848.

The Portfolio has entered into an Advisory Agreement with Bankers Trust.
Under this Advisory Agreement, Bankers Trust manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1995, this fee aggregated $389,015.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of the Portfolio. For the year ended September 30, 1995, expenses of the Portfolio have been reduced $111,862.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

Note 3 - Purchases and Sales of
Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 1995, were $150,170,416 and $87,357,700, respectively. For federal income tax purposes, the tax basis of investments held at September 30, 1995 was $96,445,067. The aggregate gross unrealized appreciation for all investments was $24,413,447 and the aggregate gross unrealized depreciation for all investments was $2,217,039.

          SMALL CAP PORTFOLIO                                                 22
          ----------------------------------------------------------------------


Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial
Interest of the Small Cap Portfolio:

We have audited the accompanying statement of assets and liabilities of the Small Cap Portfolio (a series of BT Investment Portfolios), including the schedule of portfolio investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period October 21, 1993 (commencement of operations) to September 30, 1994. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Small Cap Portfolio of BT Investment Portfolios as of September 30, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


/s/ Coopers & Lybrand L.L.P.

Kansas City, Missouri
November 10, 1995

BT INVESTMENT FUNDS
Global
High Yield
Securities
Fund




Annual Report
September 30, 1995

                   GLOBAL HIGH YIELD SECURITIES FUND                           1
                   -------------------------------------------------------------



Table of Contents
--------------------------------------------------------------------------------

Introduction from President..................................................  2
Letter to Shareholders from Investment Adviser...............................  3
Global High Yield Securities Fund
   Statement of Assets and Liabilities.......................................  6
   Statement of Operations...................................................  7
   Statement of Changes in Net Assets........................................  8
   Financial Highlights......................................................  9

Global High Yield Securities Portfolio
   Statement of Assets and Liabilities....................................... 10
   Statement of Operations................................................... 11
   Statement of Changes in Net Assets........................................ 12
   Financial Highlights...................................................... 13
   Schedule of Portfolio Investments......................................... 14

Global High Yield Securities Fund
   Notes to Financial Statements............................................. 16
   Report of Independent Accountants......................................... 18

Global High Yield Securities Portfolio
   Notes to Financial Statements............................................. 19
   Report of Independent Accountants......................................... 21

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the Global High Yield Securities Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Investment Funds:

BT Investment Funds
Investors Fiduciary Trust Company
127 West 10th Street
Kansas City, MO 64105
(800) 422-6577

BT Investment Funds
Signature Broker-Dealer Services, Inc.
6 St. James Avenue
Boston, MA 02116
(800) 545-1074

You may write to the Global High Yield Securities Fund at the following address:

BT Investment Funds
6 St. James Avenue
Boston, MA 02116

                   GLOBAL HIGH YIELD SECURITIES FUND                           2
                   -------------------------------------------------------------



Introduction from President
--------------------------------------------------------------------------------

  November, 1995

  Dear Shareholders:

  We are pleased to present your 1995 Annual Report for BT Investment Funds Global High Yield Securities Fund. This Report provides you with an investment overview as well as a financial summary of the Fund's operations for the year ended September 30, 1995. We have also included a Letter from the Investment Adviser detailing the factors that affected the Fund's performance and a performance chart which illustrates your Fund's return versus a relevant financial index. Also presented in your Report is a pie chart displaying diversification of Portfolio investments, financial statements, financial highlights and a listing of the Portfolio's holdings.

  Looking ahead, we will continue to closely observe the economic conditions and how they affect the financial markets.

  We appreciate your ongoing support of the Global High Yield Securities Fund and look forward to continuing to serve your investment needs.



  Philip W. Coolidge
  President

                   GLOBAL HIGH YIELD SECURITIES FUND                           3
                   -------------------------------------------------------------



Letter to Shareholders from Investment Adviser
--------------------------------------------------------------------------------

  The Global High Yield Securities Fund had a total return of 4.28% for the twelve months ended September 30, 1995, versus 8.17% for the Fund's benchmark over the same period. The benchmark is calculated using the performances of two appropriate global and emerging market indices in the following proportions: J.P. Morgan Emerging Bond Market Index ("EMBI"), 75%, and Merrill Lynch High Yield Master Index, 25%. Since its inception on December 14, 1993, the Fund has returned 7.31%.

  The Fund's performance for the year was negatively affected by difficult conditions throughout much of the first two quarters in many of the world's emerging markets where the Fund has a significant percentage of its assets. By late March, however, conditions began to improve, and the global high yield market rallied strongly in the Fund's third quarter. The crisis in Mexico subsided, concern over the banking system in Argentina subsided, and the Brazilian congress passed key legislation relating to the economic reform process. Poland's June 1st announcement of its investment grade credit rating from Moody's sparked a rally in Polish Brady bonds, which continued into the fourth quarter. The Fund also benefited in the last quarter from positive returns on Asian positions, where credit spreads continued to tighten. The Fund took profits in Indonesian corporate bond positions, but remains invested in convertible bonds of Hong Kong-based companies.

  Throughout the year, the Fund benefited from its holdings in United States high yield debt. These bonds performed well due to continued growth in cash flows of high yield companies, large net inflows into U.S. high yield bond mutual funds, a strong U.S. Treasury market, and spread tightening in U.S. corporate debt securities held in the Fund. Although, as anticipated, new issue supply was heavy in the second half of the year, market returns exceeded expectations as many new deals were well oversubscribed. In the U.S. market, the Fund has investments in selected stable cash flow industries, such as media and communications.

  The Fund was significantly underweighted versus the EMBI for all of the year in Mexico and Venezuela because of our credit concerns in these countries. During this period, this had a positive impact on the Fund's performance relative to its benchmark. During the second half of the fiscal year securities of these two countries rallied strongly, which negatively affected the Fund's performance versus its benchmark. We do not expect to change significantly the Fund's positions in these two countries until our credit concerns are mitigated.

  Looking ahead, we believe that the current low interest rate environment will lead to significant long-term values in the emerging debt markets. We are particularly favorable toward Brazilian sovereign debt, maintain a moderate position in Argentina and a small position in Mexico. In Asia, we like selected markets where we see strong economic growth prospects combined with attractive pricing of convertible and corporate debt, and in Eastern Europe, we maintain our exposure to Poland. Finally, our outlook for the U.S. high yield debt market remains positive, given the moderate growth in the economy, the strength in stocks, and the Federal Reserve Board in a flat to easing mode.

                   GLOBAL HIGH YIELD SECURITIES FUND                           4
                   -------------------------------------------------------------



Letter to Shareholders from Investment Adviser
--------------------------------------------------------------------------------

  The following graph illustrates the Fund's return versus a blended J.P. Morgan Emerging Bond Market Index and the Merrill Lynch High Yield Master Index since December 31, 1993, assuming a $10,000 initial investment:

-------------------------------------------------------------------------------
Comparison of Change in Value of a $10,000 Investment in the Global High
Yield Securities Fund and the blended J.P. Morgan and Merrill Lynch Indices


                                 Total Return
                           ended September 30, 1995

                       One Year        Since 12/14/93*
                         4.28%              7.31%

*The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                           [LINE GRAPH APPEARS HERE]

                         Global High Yield         JP Morgan (75%) & Merrill
                          Securities Fund                 Lynch (25%)
                         -----------------         -------------------------
12/31/93                     $10,000                      $10,000
 3/31/94                      $9,870                       $8,584
 6/30/94                      $9,711                       $8,474
 9/30/94                     $10,259                       $9,161
12/31/94                      $9,694                       $8,570
 3/31/95                      $9,128                       $8,043
 6/30/95                     $10,207                       $9,448
 9/30/95                     $10,699                       $9,927

Past performance is not indicative of future performance.
--------------------------------------------------------------------------------
About the
Portfolio Managers
                       Stephen C. Freidheim
                       Managing Director & Portfolio Manager

                       - Responsible for portfolio management and trading of
                         high yield investment products
                       - Formerly Senior Vice President and Director of Research
                         and Trading. Board of Directors: Nomura Corporate Research and Asset Management; Director of Research:
                         Kidder Peabody High Yield Asset Management
                       - Nine years investment experience, including two years
                         as a sell-side industry analyst for Kidder Peabody
                       - Joined Bankers Trust G lobal High Yield group in 1993
                       - B.A. (Economics) -- Yale University

--------------------------------------------------------------------------------

                       David A. Reiss
                       Vice President & Emerging Markets Portfolio Manager
                       - Responsible for portfolio management, trading and
                         credit analysis of emerging markets
                       - Managed $700MM of high yield assets for Kidder Peabody
                         Asset Management
                       - Served as Associate in Mortgage Research at Goldman
                         Sachs
                       - Joined Bankers Trust in 1994
                       - M.B.A. (Finance) Wharton School of Business
                         B.A. (Mathematics) University of Pennsylvania

                   GLOBAL HIGH YIELD SECURITIES FUND                           5
                   -------------------------------------------------------------

--------------------------------------------------------------------------------
Objective

  Seeks a high level of current income, with a secondary objective of capital appreciation, through investments in the global high yield debt markets.
--------------------------------------------------------------------------------
Investment Instruments

  Primarily high yield, non-investment grade debt securities issued in many of the world's securities markets.
--------------------------------------------------------------------------------
Diversification of Portfolio
Investments by Asset Type
as of September 30, 1995
(percentages are based on market value)

                           [PIE GRAPH APPEARS HERE]

Foreign Preferred Stocks                 3.37%
Foreign Government Bonds                32.77%
U.S. Corporate Debentures               30.93%
Foreign Corporate Debentures            32.93%

                   GLOBAL HIGH YIELD SECURITIES FUND                           6
                   -------------------------------------------------------------



Statement of Assets and Liabilities
--------------------------------------------------------------------------------
September 30, 1995

-------------------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------------------
     Investment in Global High Yield Securities Portfolio, at Value                                                 $23,003,455
-------------------------------------------------------------------------------------------------------------------------------
     Receivable for Shares of Beneficial Interest Sold                                                                   30,000
-------------------------------------------------------------------------------------------------------------------------------
     Deferred Organizational Expenses                                                                                     5,328
-------------------------------------------------------------------------------------------------------------------------------
     Prepaid Expenses                                                                                                     4,051
-------------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                                    23,042,834
-------------------------------------------------------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------------------------------------------------------
     Due to Bankers Trust                                                                                                 9,277
-------------------------------------------------------------------------------------------------------------------------------
     Payable for Shares of Beneficial Interest Redeemed                                                                  96,010
-------------------------------------------------------------------------------------------------------------------------------
     Accrued Expenses and Accounts Payable                                                                               24,382
-------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                                                  129,669
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (Applicable to 2,342,469 Outstanding Shares of $0.001 Par Value
Per Share, Unlimited Number of Shares of Beneficial Interest Authorized)                                            $22,913,165
===============================================================================================================================
Net Asset Value, Subscription and Redemption Price Per Share
($22,913,165/2,342,469 Shares)                                                                                      $      9.78
===============================================================================================================================
Composition of Net Assets
-------------------------------------------------------------------------------------------------------------------------------
Shares of Beneficial Interest, at Par                                                                               $     2,342
-------------------------------------------------------------------------------------------------------------------------------
     Paid-in Capital                                                                                                 23,069,073
-------------------------------------------------------------------------------------------------------------------------------
     Undistributed Net Investment Income                                                                                511,309
-------------------------------------------------------------------------------------------------------------------------------
     Accumulated Net Realized (Loss) from Securities and Foreign Currency Transactions                                 (699,445)
-------------------------------------------------------------------------------------------------------------------------------
     Net Unrealized Appreciation on Securities                                                                           29,877
-------------------------------------------------------------------------------------------------------------------------------
     Net Unrealized Appreciation on Foreign Currency Translation                                                              9
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, September 30, 1995                                                                                      $22,913,165
===============================================================================================================================

             See Notes to Financial Statements on Pages 16 and 17

                   GLOBAL HIGH YIELD SECURITIES FUND                           7
                   -------------------------------------------------------------



Statement of Operations
--------------------------------------------------------------------------------
For the year ended September 30, 1995

-------------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------------
     Income Allocated from Global High Yield Securities Portfolio, net                                               $1,705,971
-------------------------------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------------------------------
     Administration and Services Fee                                                                $167,703
-------------------------------------------------------------------------------------------------------------------------------
     Professional Fees                                                                                11,146
-------------------------------------------------------------------------------------------------------------------------------
     Registration Fees                                                                                34,232
-------------------------------------------------------------------------------------------------------------------------------
     Trustees Fees                                                                                     1,564
-------------------------------------------------------------------------------------------------------------------------------
     Amortization of Organizational Expenses                                                           3,071
-------------------------------------------------------------------------------------------------------------------------------
     Shareholders Reports                                                                             28,569
-------------------------------------------------------------------------------------------------------------------------------
     Insurance                                                                                           894
-------------------------------------------------------------------------------------------------------------------------------
     Miscellaneous                                                                                       848
-------------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                                                                  248,027
-------------------------------------------------------------------------------------------------------------------------------
     Less: Expenses Absorbed by Bankers Trust                                                        (74,013)           174,014
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                                                 1,531,957
-------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency
-------------------------------------------------------------------------------------------------------------------------------
     Net Realized (Loss) from Securities Transactions                                                                  (511,935)
-------------------------------------------------------------------------------------------------------------------------------
     Net Realized (Loss) from Foreign Currency Transactions                                                              (4,480)
-------------------------------------------------------------------------------------------------------------------------------
     Net Unrealized (Depreciation) on Securities                                                                         (7,120)
-------------------------------------------------------------------------------------------------------------------------------
     Net Unrealized Appreciation on Foreign Currency Translation                                                          3,602
-------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized (Loss) on Securities and Foreign Currency                                                  (519,933)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                                                                           $1,012,024
===============================================================================================================================

             See Notes to Financial Statements on Pages 16 and 17

                   GLOBAL HIGH YIELD SECURITIES FUND                           8
                   -------------------------------------------------------------



Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                       For the period
                                                                                                    December 14, 1993
                                                                                     For the            (Commencement
                                                                                  year ended        of Operations) to
                                                                          September 30, 1995       September 30, 1994
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
From Operations
---------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                       $ 1,531,957              $   449,268
---------------------------------------------------------------------------------------------------------------------
     Net Realized (Loss) from Securities and
       Foreign Currency Transactions                                                (516,415)                (183,030)
---------------------------------------------------------------------------------------------------------------------
     Net Unrealized Appreciation (Depreciation) on
       Securities and Foreign Currency Translation                                    (3,518)                  33,404
---------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets from Operations                                    1,012,024                  299,642
---------------------------------------------------------------------------------------------------------------------

From Dividends
---------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                        (1,469,916)                   --
---------------------------------------------------------------------------------------------------------------------
     Net (Decrease) in Net Assets from Dividends                                  (1,469,916)                   --
---------------------------------------------------------------------------------------------------------------------

From Transactions in Shares of Beneficial Interest
---------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets from Transactions in
       Shares of Beneficial Interest                                               8,632,701               14,438,714
---------------------------------------------------------------------------------------------------------------------

     Total Increase in Net Assets                                                  8,174,809               14,738,356
=====================================================================================================================

Net Assets
---------------------------------------------------------------------------------------------------------------------
     Beginning of Period                                                          14,738,356                    --
---------------------------------------------------------------------------------------------------------------------
     End of Period (including Undistributed Net Investment Income
     of $511,309 and $449,268 for 1995 and 1994, respectively)                   $22,913,165              $14,738,356
=====================================================================================================================

             See Notes to Financial Statements on Pages 16 and 17

                   GLOBAL HIGH YIELD SECURITIES FUND                           9
                   -------------------------------------------------------------



Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the Global High Yield Securities Fund.

----------------------------------------------------------------------------------------------------------------
                                                                                                  For the period
                                                                                               December 14, 1993
                                                                       For the                     (Commencement
                                                                    year ended                 of Operations) to
                                                            September 30, 1995                September 30, 1994
----------------------------------------------------------------------------------------------------------------
Selected Per Share Data

Net Asset Value, Beginning of Period                                  $  10.29                          $  10.00
                                                                      --------                          --------
Income from Investment Operations
  Net Investment Income                                                   0.77                              0.31
  Net Realized and Unrealized (Loss) on Securities
    and Foreign Currency                                                 (0.41)                            (0.02)
                                                                      --------                          --------
  Total from Investment Operations                                        0.36                              0.29
                                                                      --------                          --------
Less Dividends
  Dividends from Net Investment Income                                   (0.87)                              --
                                                                      --------                          --------
Net Asset Value, End of Period                                        $   9.78                          $  10.29
                                                                      ========                          ========


Total Investment Return                                                  4.28%                             3.66%*

Ratios and Supplemental Data

Ratio of Net Investment Income to Average Net Assets                     8.68%                             5.44%*

Ratio of Expenses to Average Net Assets, Including
    Expenses of the Global High Yield Securities Portfolio               1.74%                             1.75%*

Decrease Reflected in Above Expense Ratio Due to Absorption of
    Expenses by Bankers Trust                                            0.87%                             1.08%*

Net Assets, End of Period (000's omitted)                              $22,913                            $14,738

*Annualized

             See Notes to Financial Statements on Pages 16 and 17

                   GLOBAL HIGH YIELD SECURITIES PORTFOLIO                     10
                   -------------------------------------------------------------



Statement of Assets and Liabilities
--------------------------------------------------------------------------------
September 30, 1995

--------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------
     Investments, at Value (Cost $21,438,021)                        $21,468,005
--------------------------------------------------------------------------------
     Cash                                                              1,404,716
--------------------------------------------------------------------------------
     Interest Receivable                                                 664,616
--------------------------------------------------------------------------------
     Prepaid Expenses and Other Assets                                       279
--------------------------------------------------------------------------------
     Total Assets                                                     23,537,616
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
     Due to Bankers Trust                                                  8,871
--------------------------------------------------------------------------------
     Payable for Securities Purchased                                    497,815
--------------------------------------------------------------------------------
     Accrued Expenses and Accounts Payable                                27,465
--------------------------------------------------------------------------------
     Total Liabilities                                                   534,151
--------------------------------------------------------------------------------

Net Assets                                                           $23,003,465
================================================================================

Composition of Net Assets
--------------------------------------------------------------------------------
     Paid-in Capital                                                 $22,973,472
--------------------------------------------------------------------------------
     Net Unrealized Appreciation on Securities                            29,984
--------------------------------------------------------------------------------
     Net Unrealized Appreciation on Foreign Currency Translation               9
--------------------------------------------------------------------------------
Net Assets, September 30, 1995                                       $23,003,465
================================================================================

             See Notes to Financial Statements on Pages 19 and 20

                   GLOBAL HIGH YIELD SECURITIES PORTFOLIO                     11
                   -------------------------------------------------------------



Statement of Operations
--------------------------------------------------------------------------------
For the year ended September 30, 1995

--------------------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------------------
     Dividends (net of foreign withholding tax of $847)                              $   15,761
--------------------------------------------------------------------------------------------------------------
     Interest                                                                         1,823,124
--------------------------------------------------------------------------------------------------------------
     Total Investment Income                                                                        $1,838,885
--------------------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------------------
     Advisory Fee                                                                       141,692
--------------------------------------------------------------------------------------------------------------
     Administration and Services Fee                                                     35,423
--------------------------------------------------------------------------------------------------------------
     Professional Fees                                                                   26,982
--------------------------------------------------------------------------------------------------------------
     Insurance                                                                            2,695
--------------------------------------------------------------------------------------------------------------
     Interest                                                                             1,298
--------------------------------------------------------------------------------------------------------------
     Trustees Fees                                                                        1,563
--------------------------------------------------------------------------------------------------------------
     Amortization of Organizational Expenses                                              1,432
--------------------------------------------------------------------------------------------------------------
     Miscellaneous                                                                          592
--------------------------------------------------------------------------------------------------------------
     Total Expenses                                                                     211,677
--------------------------------------------------------------------------------------------------------------
     Less: Expenses Absorbed by Bankers Trust                                           (78,840)       132,837
--------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                                1,706,048
--------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency
--------------------------------------------------------------------------------------------------------------
     Net Realized (Loss) from Securities Transactions                                                 (511,939)
--------------------------------------------------------------------------------------------------------------
     Net Realized (Loss) from Foreign Currency Transactions                                             (4,480)
--------------------------------------------------------------------------------------------------------------
     Net Unrealized (Depreciation) on Securities                                                        (7,013)
--------------------------------------------------------------------------------------------------------------
     Net Unrealized Appreciation on Foreign Currency Translation                                         3,602
--------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized (Loss) on Securities and Foreign Currency                            (519,830)
--------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                                                          $1,186,218
--------------------------------------------------------------------------------------------------------------


             See Notes to Financial Statements on Pages 19 and 20

                   GLOBAL HIGH YIELD SECURITIES PORTFOLIO                     12
                   -------------------------------------------------------------



Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                    For the period
                                                                                                 December 14, 1993
                                                                                    For the          (Commencement
                                                                                 year ended      of Operations) to
                                                                         September 30, 1995     September 30, 1994
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
------------------------------------------------------------------------------------------------------------------
From Operations
------------------------------------------------------------------------------------------------------------------
    Net Investment Income                                                      $  1,706,048            $   531,903
------------------------------------------------------------------------------------------------------------------
    Net Realized (Loss) from Securities and Foreign
      Currency Transactions                                                        (516,419)              (183,030)
------------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation (Depreciation) on Securities
      and Foreign Currency Translation                                               (3,411)                33,404
------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Operations                                    1,186,218                382,277
------------------------------------------------------------------------------------------------------------------

From Capital Transactions
------------------------------------------------------------------------------------------------------------------
    Proceeds from Capital Invested                                               18,275,555             21,182,075
------------------------------------------------------------------------------------------------------------------
    Value of Capital Withdrawn                                                  (11,187,306)            (6,835,354)
------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Capital Transactions                          7,088,249             14,346,721
------------------------------------------------------------------------------------------------------------------

    Total Increase in Net Assets                                                  8,274,467             14,728,998
==================================================================================================================

Net Assets
------------------------------------------------------------------------------------------------------------------
    Beginning of Period                                                          14,728,998                   --
------------------------------------------------------------------------------------------------------------------
    End of Period                                                              $ 23,003,465            $14,728,998
==================================================================================================================

             See Notes to Financial Statements on Pages 19 and 20

                   GLOBAL HIGH YIELD SECURITIES PORTFOLIO                     13
                   -------------------------------------------------------------



Financial Highlights
--------------------------------------------------------------------------------
Contained below are selected ratios and supplemental data for each of the periods indicated for the Global High Yield Securities Portfolio.

--------------------------------------------------------------------------------------------------------------
                                                                                                For the period
                                                                                             December 14, 1993
                                                                               For the           (Commencement
                                                                            year ended       of Operations) to
                                                                    September 30, 1995      September 30, 1994
--------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data

Ratio of Net Investment Income to Average Net Assets                             9.63%                   6.44%*

Ratio of Expenses to Average Net Assets                                          0.75%                   0.75%*

Decrease Reflected in Above Ratio of Expenses to Average
  Net Assets Due to Absorption of Expenses by Bankers Trust                      0.45%                   0.59%*

Portfolio Turnover Rate                                                           169%                    347%

Net Assets, End of Period (000's omitted)                                      $23,003                 $14,729

* Annualized

             See Notes to Financial Statements on Pages 19 and 20

                   GLOBAL HIGH YIELD SECURITIES PORTFOLIO                     14
                   -------------------------------------------------------------


Schedule of Portfolio Investments
--------------------------------------------------------------------------------
September 30, 1995

  Principal
   Amount       Description                                             Value
================================================================================
                GOVERNMENT BONDS - 30.59%
--------------------------------------------------------------------------------
                Argentina - 7.38%
--------------------------------------------------------------------------------
$1,750,000      Argentina Par Series L-GL
                6.875%, 3/31/23 (a)                                   $1,017,188
--------------------------------------------------------------------------------
 1,400,000      Argentina Par Series L-GP
                5.00%, 3/31/23 (a)                                       680,750
--------------------------------------------------------------------------------
                                                                       1,697,938
================================================================================
                Brazil - 14.17%
--------------------------------------------------------------------------------
 1,404,540      Brazil C 8.00%,
                4/15/14                                                  747,918
--------------------------------------------------------------------------------
 1,248,480      Brazil C Series L 8.00%,
                4/15/14                                                  664,815
--------------------------------------------------------------------------------
 1,000,000      Brazil DCB Series L 7.312%,
                4/15/12 (a)                                              576,875
--------------------------------------------------------------------------------
 1,000,000      Brazil New Money Bond
                7.312%, 4/15/09 (a)                                      607,500
--------------------------------------------------------------------------------
 1,000,000      Brazil Series EI-L 7.25%,
                4/15/06 (a)                                              663,125
--------------------------------------------------------------------------------
                                                                       3,260,233
================================================================================
                Mexico - 1.32%
--------------------------------------------------------------------------------
   500,000      Mexico Par Series B 6.25%,
                12/31/19                                                 304,063
================================================================================
                Morocco - 2.18%
--------------------------------------------------------------------------------
   800,000      Morocco Reconstruction &
                Consolidation Agreement Series A
                6.687%, 1/1/09 (a)                                       501,000
================================================================================
                Panama - 1.83%
--------------------------------------------------------------------------------
   700,000      Panama Refinance Loan
                8.01%, 4/24/96 (a)                                       420,000
================================================================================
                Poland - 2.36%
--------------------------------------------------------------------------------
   275,000      Poland Discount 7.125%,
                10/27/24 (a)                                             212,781
--------------------------------------------------------------------------------
   145,000      Poland Series PDI 3.25%,
                10/27/14 (a)                                              91,713
--------------------------------------------------------------------------------
   521,000      Poland Series RSTA 2.75%,
                10/27/24 (a)                                             237,706
--------------------------------------------------------------------------------
                                                                         542,200
================================================================================
                Uruguay - 1.35%
--------------------------------------------------------------------------------
   500,000      Uruguay Discount Note Series B
                6.75%, 2/18/07 (a)                                       310,000
================================================================================
Total Government Bonds (Cost $7,138,945)                              $7,035,434
================================================================================
                CORPORATE DEBENTURES - 59.59%
--------------------------------------------------------------------------------
                Argentina - 0.69%
--------------------------------------------------------------------------------
   200,000      Baesa Embotelladora 8.50%,
                12/29/00 (c)                                          $  159,500
================================================================================
                Canada - 13.74%
--------------------------------------------------------------------------------
   500,000      Acetex 9.75%,
                10/1/03 (c)                                              497,815
--------------------------------------------------------------------------------
 1,000,000      Call - Net Enterprises 0.00%,
                12/1/04 (d)                                              648,750
--------------------------------------------------------------------------------
   250,000      Cott 9.375%,
                7/1/05                                                   254,375
--------------------------------------------------------------------------------
   500,000      Domtar 12.00%,
                4/15/01                                                  577,500
--------------------------------------------------------------------------------
   500,000      Rogers Cablesystems 10.00%,
                3/15/05                                                  525,000
--------------------------------------------------------------------------------
   250,000      Rogers Cablesystems 9.65%,
                1/15/14                                                  160,237
--------------------------------------------------------------------------------
   500,000      Tembec 9.875%,
                9/30/05                                                  497,500
--------------------------------------------------------------------------------
                                                                       3,161,177
================================================================================
                Colombia - 1.89%
--------------------------------------------------------------------------------
   500,000      Celcaribe 0.00%,
                3/15/04 (b) (c)                                          435,000
================================================================================
                Costa Rica - 1.69%
--------------------------------------------------------------------------------
   700,000      Banco Central de Costa Rica
                Series A 6.25%, 5/21/10                                  388,500
================================================================================
                Hong Kong - 3.93%
--------------------------------------------------------------------------------
   500,000      Goldlion Capital 4.875%,
                2/1/99                                                   481,250
--------------------------------------------------------------------------------
   500,000      Hon Kwok Land Treasury
                4.875%, 12/15/00                                         422,500
--------------------------------------------------------------------------------
                                                                         903,750
================================================================================

             See Notes to Financial Statements on Pages 19 and 20

                    GLOBAL HIGH YIELD SECURITIES PORTFOLIO                    15
                   -------------------------------------------------------------


Schedule of Portfolio Investments
================================================================================
September 30, 1995

  Principal
   Amount       Description                                             Value
================================================================================
                South Africa - 7.35%
--------------------------------------------------------------------------------
  $825,000      Liberty Life Association 6.50%,
                9/30/04                                              $   907,500
--------------------------------------------------------------------------------
   330,000      Samancor O/S Financing 7.00%,
                6/30/04                                                  313,913
--------------------------------------------------------------------------------
   300,000      Sappi BIV Financing 7.50%,
                8/1/02 (c)                                               312,189
--------------------------------------------------------------------------------
   150,000      Sappi BIV Financing 7.50%,
                8/1/02                                                   155,906
--------------------------------------------------------------------------------
                                                                       1,689,508
================================================================================
                United Kingdom - 1.44%
--------------------------------------------------------------------------------
   500,000      Videotron Holdings 0.00%,
                7/1/04 (d)                                               331,250
================================================================================
                United States - 28.86%
--------------------------------------------------------------------------------
    95,000      Barlow International Investments
                7.00%, 9/20/04                                           122,075
--------------------------------------------------------------------------------
   250,000      Borden Chemical & Plastics 9.50%,
                5/1/05                                                   256,250
--------------------------------------------------------------------------------
   500,000      Crown Packaging 10.75%,
                11/1/00                                                  485,000
--------------------------------------------------------------------------------
   500,000      Giant Industries 9.75%,
                11/15/03                                                 495,000
--------------------------------------------------------------------------------
   500,000      Host Mar Travel Plaza 9.50%,
                5/15/05 (c)                                              486,250
--------------------------------------------------------------------------------
   500,000      Icon Health and Fitness 13.00%,
                7/15/02                                                  527,500
--------------------------------------------------------------------------------
   500,000      In Flight Phone 0.00%,
                5/15/02 (b)(e)                                           202,500
--------------------------------------------------------------------------------
   500,000      Owens Illinois 9.75%,
                8/15/04                                                  515,000
--------------------------------------------------------------------------------
   500,000      Penn Traffic 8.625%,
                12/15/03                                                 433,750
--------------------------------------------------------------------------------
   500,000      Pioneer Americas ACQ 13.375%,
                4/1/05 (c)                                               515,000
--------------------------------------------------------------------------------
 1,000,000      Pricellular 0.00%,
                10/1/03 (d)                                              715,000
--------------------------------------------------------------------------------
   500,000      SCI Television 11.00%,
                6/30/05                                                  532,500
--------------------------------------------------------------------------------
   500,000      S.D. Warren 12.00%,
                12/15/04                                                 555,000
--------------------------------------------------------------------------------
   500,000      Schuller International Group
                10.875%, 12/15/04                                        553,750
--------------------------------------------------------------------------------
   250,000      Universal Health Services
                8.75%, 8/15/05                                           245,000
--------------------------------------------------------------------------------
                                                                       6,639,575
================================================================================
Total Corporate Debentures (Cost $13,667,627)                        $13,708,260
================================================================================
                OTHER SECURITIES - 0.00%
--------------------------------------------------------------------------------
                Mexico - 0.00%
--------------------------------------------------------------------------------
   500,000      Mexico Recovery Rights
                Expire 6/30/03                                       $         0
================================================================================
                United States - 0.00%
--------------------------------------------------------------------------------
       500      IHF Holdings-Warrants Series I
                Expire 11/14/99                                                0
================================================================================
                PREFERRED STOCKS - 3.15%
--------------------------------------------------------------------------------
                South Africa - 3.15%
--------------------------------------------------------------------------------
    50,500      Sasol 8.5% Convertible                               $   414,870
--------------------------------------------------------------------------------
    10,000      South African Breweries,
                Cl. B                                                    309,441
--------------------------------------------------------------------------------
Total Preferred Stocks (Cost $631,449)                               $   724,311
================================================================================
Total Investments
(Cost $21,438,021)                                           93.33%  $21,468,005
--------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                         6.67%    1,535,460
--------------------------------------------------------------------------------
Net Assets                                                  100.00%  $23,003,465
================================================================================

(a)  Floating Rate Security
(b)  Purchased at Deep Discount
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,405,754 or 10.46% of net assets.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(e)  Non-Income Producing Security

             See Notes to Financial Statements on Pages 19 and 20

                    GLOBAL HIGH YIELD SECURITIES FUND                         16
                    ------------------------------------------------------------



Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1 -- Organization and Significant
Accounting Policies

A. Organization

BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Global High Yield Securities Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on December 14, 1993. The Fund invests substantially all of its assets in the Global High Yield Securities Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1995, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Organizational Expenses

Costs incurred by the Fund in connection with its organization and initial registration are being amortized over a five year period on a straight-line basis.

D. Dividends

It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal
Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

                    GLOBAL HIGH YIELD SECURITIES FUND                         17
                    ------------------------------------------------------------



Notes to Financial Statements
--------------------------------------------------------------------------------

Note 2 -- Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.95 of 1% of the Fund's average daily net assets. For the year ended September 30, 1995, this fee aggregated $167,703.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended September 30, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 1.00 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
1.75 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. On September 15, 1995, the Board of Trustees approved a change to reduce the Fund's reimbursement policy to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.75 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
1.50 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended September 30, 1995, expenses of the Fund have been reduced $74,013.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

Note 3 -- Shares of Beneficial Interest

At September 30, 1995, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                      For the period
                                                     December 14, 1993
                          For the                      (Commencement
                        year ended                     of Operations)
                    September 30, 1995             to September 30, 1994
                 ------------------------        --------------------------
                    Shares      Amount             Shares         Amount
                 ------------------------        --------------------------
Sold              1,942,399  $ 18,303,164        2,104,030      $21,182,065
Reinvested           49,577       458,206               --               --
Redeemed         (1,081,376)  (10,128,669)        (672,161)      (6,743,351)
                 ----------  ------------        ---------      -----------
Net Increase        910,600  $  8,632,701        1,431,869      $14,438,714
                 ==========  ============        =========      ===========

Note 4 -- Capital Loss Carryforward

At September 30, 1995, accumulated net realized capital loss carryforwards available as a reduction against future net realized capital gains aggregated $609,870 of which $155,004 and $454,866 expires in 2002 and 2003, respectively.

                      GLOBAL HIGH YIELD SECURITIES FUND                       18
                      ----------------------------------------------------------



Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Shareholders of BT Investment Funds:

We have audited the accompanying statement of assets and liabilities of the Global High Yield Securities Fund (one of the funds comprising BT Investment Funds) as of September 30, 1995 and the related statement of operations for the year ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period December 14, 1993 (commencement of operations) to September 30, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Global High Yield Securities Fund of BT Investment Funds as of September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.



/s/ Coopers & Lybrand L.L.P.



Kansas City, Missouri
November 14, 1995

                   GLOBAL HIGH YIELD SECURITIES PORTFOLIO                     19
                   -------------------------------------------------------------



Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1 -- Organization and Significant Accounting Policies

A. Organization

The Global High Yield Securities Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on August 6, 1993 as an unincorporated trust under the laws of New York and commenced operations on December 14, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities traded primarily on a principal securities exchange (domestic or foreign) are valued at their last reported sale price on that exchange. If no sale is reported, or if local custom or regulation so provides, the mean of the latest bid and asked price is used. Securities traded over-the-counter are valued using either the mean between the bid and asked price or, where local custom or regulations so provide, the last sales price. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Foreign Currency Transactions

The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

The portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from securities.

D. Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments generally. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

E. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from securities and foreign currency transactions of the Portfolio are allocated pro rata among investors of the Portfolio at the time of such determination.

                   GLOBAL HIGH YIELD SECURITIES PORTFOLIO                     20
                   -------------------------------------------------------------



Notes to Financial Statements
--------------------------------------------------------------------------------

F. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

Note 2 -- Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.20 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1995, this fee aggregated $35,423.

The Portfolio has entered into an Advisory Agreement with Bankers Trust.
Under this Advisory Agreement, Bankers Trust manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of 0.80 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1995, this fee aggregated $141,692.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.75 of 1% of the average daily net assets of the Portfolio. For the year ended September 30, 1995, expenses of the Portfolio have been reduced $78,840.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

Note 3 -- Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 1995, were $35,330,574 and $27,950,936, respectively. For Federal Income tax purposes, the tax basis of investments held at September 30, 1995 was $21,501,091. The aggregate gross unrealized appreciation for all investments was $914,999 and the aggregate gross unrealized depreciation for all investments was $948,085.

Note 4 -- Credit Risks

Although the Portfolio's investments are diversified, the Portfolio invests in primarily high yield, non-investment grade debt securities issued in many of the world's securities markets. Investments in higher yielding securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

                    GLOBAL HIGH YIELD SECURITIES PORTFOLIO                    21
                    ------------------------------------------------------------



Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial Interest of the Global High Yield Securities Portfolio:

We have audited the accompanying statement of assets and liabilities of the Global High Yield Securities Portfolio (a series of BT Investment Portfolios), including the schedule of portfolio investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period December 14, 1993 (commencement of operations) to September 30, 1994. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Global High Yield Securities Portfolio of BT Investment Portfolios as of September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


/s/ Coopers & Lybrand L.L.P.


Kansas City, Missouri
November 14, 1995

BT INVESTMENT FUNDS

LATIN AMERICAN EQUITY FUND

ANNUAL REPORT
SEPTEMBER 30, 1995

                                 LATIN AMERICAN EQUITY FUND                  1
                                 ----------------------------------------------

TABLE OF CONTENTS
================================================================================

INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . . . .        2
LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER  . . . . . . . .        3
LATIN AMERICAN EQUITY FUND
          Statement of Assets and Liabilities   . . . . . . . .        6
          Statement of Operations   . . . . . . . . . . . . . .        7
          Statement of Changes in Net Assets  . . . . . . . . .        8
          Financial Highlights  . . . . . . . . . . . . . . . .        9
LATIN AMERICAN EQUITY PORTFOLIO
          Statement of Assets and Liabilities   . . . . . . . .       10
          Statement of Operations   . . . . . . . . . . . . . .       11
          Statement of Changes in Net Assets  . . . . . . . . .       12
          Financial Highlights  . . . . . . . . . . . . . . . .       13
          Schedule of Portfolio Investments   . . . . . . . . .       14
LATIN AMERICAN EQUITY FUND
          Notes to Financial Statements   . . . . . . . . . . .       16
          Report of Independent Accountants   . . . . . . . . .       18
LATIN AMERICAN EQUITY PORTFOLIO
          Notes to Financial Statements   . . . . . . . . . . .       19
          Report of Independent Accountants   . . . . . . . . .       21

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the Latin American Equity Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Investment Funds:

BT INVESTMENT FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 422-6577

BT INVESTMENT FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the Latin American Equity Fund at the following address:

BT INVESTMENT FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

                                 LATIN AMERICAN EQUITY FUND                  2
                                 ----------------------------------------------

INTRODUCTION FROM PRESIDENT
================================================================================

    November, 1995

    Dear Shareholders:

    We are pleased to present your Annual Report for the BT Investment Funds Latin American Equity Fund. This Report provides you with an investment overview as well as a financial summary of the Fund's operations for the year ended September 30, 1995. We have also included a Letter from the Investment Adviser detailing the factors that affected the Fund's performance and a performance chart which illustrates your Fund's return versus a relevant financial index. Also presented in your Report is a pie chart displaying diversification of Portfolio investments, financial statements, financial highlights and a listing of the Portfolio's holdings.

    Looking ahead, we will continue to closely observe the economic conditions and how they affect the financial markets.

    We appreciate your ongoing support of the Latin American Equity Fund and look forward to continuing to serve your investment needs.


    Philip W. Coolidge
    President

                                 LATIN AMERICAN EQUITY FUND                  3
                                 ----------------------------------------------

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

    The Fund's total return was down 40.68% for the year ended September 30, 1995, as compared to the IFCI Latin American Index, whose return was down 34.85%, and to the Lipper Latin American Average return, which was down 36.16%. Since its inception on October 25, 1993, the Fund's total return was down 13.57%.

    The Latin American markets actually staged a strong rally in the second calendar quarter, with the major markets advancing between 18%-30%, as the Mexican liquidity crisis came to an end and investors took advantage of extremely depressed prices. However, this rally was neither enough to retrace the losses of the preceding six months nor to prevent the strongly diverging performance of the following quarter. Overall, the year in the Latin American markets was dominated by political uncertainty, scandal and economic crises.

    For example, Colombia, which performed comparatively well during the six months ended March 31, 1995, was later affected by the likelihood that its President would have to resign in response to allegations that he financed his presidential campaign with monies tied to drug trafficking. On the other hand, Brazil, which began 1995 on a downward trend and struggled for months with a sharply deteriorating economy, ended the Fund's fiscal year appreciating strongly. Brazil's stock market rallied in response to easing monetary policy and the increasing likelihood of a "soft landing" for its economy. Mexico and Argentina, both of which performed well from March through most of the next quarter, suffered economic weaknesses after that, which, in turn, destabilized both markets. Argentina was also affected by speculation about the resignation of its finance minister.

    The Fund's underperformance over the past twelve months was primarily due to the large scale redemptions of the first half of the fiscal year and to its small cash position throughout. We also lost some ground during the second calendar quarter rally, as the Fund was underweighted in Mexico, one of the best performing markets that quarter.

    Our investment strategy going forward is to continue emphasizing high growth markets at the expense of contracting or decelerating markets. Thus, we continue to overweight Brazil and the Andean Pact and to underweight Argentina and Mexico. Within Brazil, we continue to structure Fund holdings around the themes of efficiency improvement stories, export plays, and future privatization plays. Within Mexico, we have restructured Fund holdings to emphasize U.S. dollar earners with low credit risk. We also intend to maintain a fully invested portfolio, since we believe the region as a whole will benefit from the improvement in global liquidity resulting from current interest rate scenarios in the U.S. and Japan.

                                 LATIN AMERICAN EQUITY FUND                  4
                                 ----------------------------------------------

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

    The following graph illustrates the Fund's return versus the IFCI Latin American Index since October 31, 1993, assuming a $10,000 initial investment:

================================================================================
COMPARISON OF CHANGE
IN VALUE OF A $10,000
INVESTMENT IN THE
LATIN AMERICAN EQUITY            [FIGURE 1]
FUND AND IFCI LATIN
AMERICAN INDEX

<Caption
                                             INDEX       FUND
                                             -----       ----
                              10/31/93       10000      10000
                              12/31/93       12327      12432.7
                               3/31/94       12448      12821.5
                               6/30/94       11206      10917.2
                               9/30/94       14938      14546
                              12/31/94       11159      11091
                               3/31/95       7791       7350
                               6/30/95       9254       8475
                               9/30/95       9760       8617



            Total Return
      ended September 30, 1995
One Year                 Since 10/25/93*
(40.68)%                     (13.57)%

* The Fund's inception date

Investment return and principal value may fluctuate so that
shares, when redeemed, may be worth more or less than their
original cost.
================================================================================

ABOUT THE
PORTFOLIO MANAGER        MARIA-ELENA CARRION
                         CFA, VICE PRESIDENT

                         Joined Bankers Trust's Investment Management Group in the Spring of 1993. Maria-Elena has eight years of investment experience having previously worked at Latin American Securities (London) and US Trust (NYC). At Latin American Securities, she was head of the Argentine/Colombian investment team and managed regional portfolios that invested in the whole Latin American region. At US Trust, she concentrated on stock-picking around the world to complement US portfolios and also managed US based portfolios. Maria-Elena earned her undergraduate degree at the Wharton School, University of Pennsylvania, and her MBA at Columbia University.

                                 LATIN AMERICAN EQUITY FUND                  5
                                 ----------------------------------------------


================================================================================
OBJECTIVE                Seeks long-term capital appreciation through investment
                         primarily in the equity securities (or other securities with equity characteristics) of companies domiciled in, or doing business in, Latin America.

--------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS   Primarily common and preferred stocks, rights,
                         warrants, American Depositary Receipts ("ADRs") and
                         convertible securities.
--------------------------------------------------------------------------------
TEN LARGEST              Panamerican Beverages,     Compania Siderurgica
                           Cl 'A'                   Nacional, ADR
STOCK HOLDINGS           Grupo Carso S.A. de CV,
                           Cl 'A1'                  Brasmotor PN
                         Usiminas PN                Refrigeracao Parana S.A.
                         Electrobras                Gruma S.A., Cl 'B'
                         Banco Bradesco PN          Compania Cervejaria Brahma
================================================================================
DIVERSIFICATION OF EQUITY
INVESTMENTS BY COUNTRY
as of September 30, 1995 (percentages are based on market value)

Brazil          48.23%
Mexico          18.21%
Peru             8.96%
Columbia         8.81%
Chile            8.50%
Venezuela        7.29%


     [FIGURE 2]

                                 LATIN AMERICAN EQUITY FUND                  6
                                 ----------------------------------------------



STATEMENT OF ASSETS AND LIABILITIES
===================================================================================================================================
September 30, 1995

-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
   Investment in Latin American Equity Portfolio, at Value                                                             $13,657,909
-----------------------------------------------------------------------------------------------------------------------------------
   Receivable for Shares of Beneficial Interest Sold                                                                         3,919
-----------------------------------------------------------------------------------------------------------------------------------
   Deferred Organizational Expenses                                                                                          4,726
-----------------------------------------------------------------------------------------------------------------------------------
   Prepaid Expenses                                                                                                          4,108
-----------------------------------------------------------------------------------------------------------------------------------
   Due from Bankers Trust                                                                                                   29,452
-----------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                                         13,700,114
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
   Payable for Shares of Beneficial Interest Redeemed                                                                       53,490
-----------------------------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Accounts Payable                                                                                    22,420
-----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                                        75,910
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS (Applicable to 1,602,060 Outstanding Shares of
$0.001 Par Value Per Share, Unlimited Number of Shares of Beneficial
Interest Authorized)                                                                                                   $13,624,204
===================================================================================================================================

NET ASSET VALUE, Subscription and Redemption Price Per Share
($13,624,204/1,602,060 Shares)                                                                                              $ 8.50
===================================================================================================================================

COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
   Shares of Beneficial Interest, at Par                                                                               $     1,602
-----------------------------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                                                      23,536,959
-----------------------------------------------------------------------------------------------------------------------------------
   Accumulated Net Realized (Loss) from Securities and Foreign Currency
     Transactions                                                                                                       (9,518,213)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Unrealized (Depreciation) on Securities                                                                            (395,476)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Unrealized (Depreciation) on Foreign Currency Translation                                                              (668)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, SEPTEMBER 30, 1995                                                                                         $13,624,204
===================================================================================================================================

              See Notes to Financial Statements on Pages 16 and 17

                                 LATIN AMERICAN EQUITY FUND                  7
                                 ----------------------------------------------

STATEMENT OF OPERATIONS
===================================================================================================================================
For the year ended September 30, 1995

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
   Income Allocated from Latin American Equity Portfolio, net                                                        $     220,235
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
   Administration and Services Fee                                                             $ 162,746
-----------------------------------------------------------------------------------------------------------------------------------
   Shareholders Reports                                                                           28,354
-----------------------------------------------------------------------------------------------------------------------------------
   Registration Fees                                                                              23,358
-----------------------------------------------------------------------------------------------------------------------------------
   Professional Fees                                                                              13,965
-----------------------------------------------------------------------------------------------------------------------------------
   Amortization of Organizational Expenses                                                         3,044
-----------------------------------------------------------------------------------------------------------------------------------
   Trustees Fees                                                                                   1,544
-----------------------------------------------------------------------------------------------------------------------------------
   Insurance                                                                                         894
-----------------------------------------------------------------------------------------------------------------------------------
   Miscellaneous                                                                                   1,172
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                                235,077
-----------------------------------------------------------------------------------------------------------------------------------
   Less: Expenses Absorbed by Bankers Trust                                                      (63,765)                  171,312
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                       48,923
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCY
-----------------------------------------------------------------------------------------------------------------------------------
   Net Realized (Loss) from Securities Transactions                                                                     (9,239,800)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Realized (Loss) from Foreign Currency Transactions                                                                 (245,679)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Unrealized (Depreciation) on Securities                                                                          (3,177,929)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Foreign Currency Translation                                                               1,716
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED (LOSS) ON SECURITIES AND FOREIGN CURRENCY                                                  (12,661,692)
-----------------------------------------------------------------------------------------------------------------------------------
NET (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                          $(12,612,769)
===================================================================================================================================


              See Notes to Financial Statements on Pages 16 and 17

                                 LATIN AMERICAN EQUITY FUND                  8
                                 ----------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
===================================================================================================================================
                                                                                                                     For the period
                                                                                                                   October 25, 1993
                                                                                                  For the             (Commencement
                                                                                               year ended         of Operations) to
                                                                                       September 30, 1995        September 30, 1994
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                                      $   48,923                $     3,399
-----------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities and Foreign Currency
     Transactions                                                                             (9,485,479)                   201,391
-----------------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation (Depreciation) on Securities
     and Foreign Currency Translation                                                         (3,176,213)                 2,780,069
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations                                     (12,612,769)                 2,984,859
-----------------------------------------------------------------------------------------------------------------------------------

FROM DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Securities Transactions                                               (479,804)                      -
-----------------------------------------------------------------------------------------------------------------------------------
   Net (Decrease) in Net Assets from Distributions                                              (479,804)                      -
-----------------------------------------------------------------------------------------------------------------------------------

FROM TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Transactions in
   Shares of Beneficial Interest                                                                (772,294)                24,504,212
-----------------------------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS                                                   (13,864,867)                27,489,071
===================================================================================================================================

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
   Beginning of Period                                                                        27,489,071                     -
-----------------------------------------------------------------------------------------------------------------------------------
   End of Period [including Undistributed Net Investment Income
   of $0 and $3,399 for 1995 and 1994, respectively]                                        $ 13,624,204                $27,489,071
===================================================================================================================================

              See Notes to Financial Statements on Pages 16 and 17

                                 LATIN AMERICAN EQUITY FUND                  9
                                 ----------------------------------------------

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the Latin American Equity Fund.

===================================================================================================================================
                                                                                                                     FOR THE PERIOD
                                                                                                                   OCTOBER 25, 1993
                                                                                                  FOR THE             (COMMENCEMENT
                                                                                               YEAR ENDED         OF OPERATIONS) TO
                                                                                       SEPTEMBER 30, 1995        SEPTEMBER 30, 1994
===================================================================================================================================
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period                                                                  $14.59                $10.00
                                                                                                     -------                 -----

Income from Investment Operations
   Net Investment Income                                                                                0.03                  0.00#
   Net Realized and Unrealized Gain (Loss) on Securities
     and Foreign Currency                                                                              (5.92)                 4.59
                                                                                                     -------                 -----
   Total from Investment Operations                                                                    (5.89)                 4.59
                                                                                                     -------                 -----

Less Distributions
   Distributions from Net Realized Gain from Securities Transactions                                   (0.20)                   --
                                                                                                     -------                 -----

Net Asset Value, End of Period                                                                       $  8.50                $14.59
                                                                                                     =======                ======

TOTAL INVESTMENT RETURN                                                                               (40.68%)              50.01%*

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets                                                    0.29%                0.03%*

Ratio of Expenses to Average Net Assets, Including
   Expenses of the Latin American Equity Portfolio                                                      2.00%                2.00%*

Decrease Reflected in Above Expense Ratio Due to Absorption
   of Expenses by Bankers Trust                                                                         1.17%                1.27%*

Net Assets, End of Period (000's omitted)                                                             $13,624              $27,489

*  Annualized
#  Less than $0.01 per share


              See Notes to Financial Statements on Pages 16 and 17

                                 LATIN AMERICAN EQUITY PORTFOLIO             10
                                 ----------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
===================================================================================================================================
September 30, 1995

-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
   Investments, at Value (Cost $13,678,031)                                                                            $13,282,555
-----------------------------------------------------------------------------------------------------------------------------------
   Foreign Cash (Cost $34,983)                                                                                              34,679
-----------------------------------------------------------------------------------------------------------------------------------
   Cash                                                                                                                      4,469
-----------------------------------------------------------------------------------------------------------------------------------
   Receivable for Securities Sold                                                                                          363,889
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends and Interest Receivable                                                                                        19,485
-----------------------------------------------------------------------------------------------------------------------------------
   Prepaid Expense                                                                                                             189
-----------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                                         13,705,266
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
   Due to Bankers Trust                                                                                                     19,709
-----------------------------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Accounts Payable                                                                                    27,642
-----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                                        47,351

-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                                             $13,657,915
===================================================================================================================================

COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                                                     $14,054,059
-----------------------------------------------------------------------------------------------------------------------------------
   Net Unrealized (Depreciation) on Securities                                                                            (395,476)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Unrealized (Depreciation) on Foreign Currency Translation                                                              (668)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, SEPTEMBER 30, 1995                                                                                         $13,657,915
===================================================================================================================================

              See Notes to Financial Statements on Pages 19 and 20

                                 LATIN AMERICAN EQUITY PORTFOLIO             11
                                 ----------------------------------------------

STATEMENT OF OPERATIONS
===================================================================================================================================
For the year ended September 30, 1995

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends (net of foreign withholding tax of $16,723)                                       $ 247,512
-----------------------------------------------------------------------------------------------------------------------------------
   Interest                                                                                      145,868
-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                                            $    393,380
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
   Advisory Fee                                                                                  173,145
-----------------------------------------------------------------------------------------------------------------------------------
   Administration and Services Fee                                                                34,629
-----------------------------------------------------------------------------------------------------------------------------------
   Transfer Tax                                                                                   68,515
-----------------------------------------------------------------------------------------------------------------------------------
   Professional Fees                                                                              29,090
-----------------------------------------------------------------------------------------------------------------------------------
   Insurance                                                                                       2,695
-----------------------------------------------------------------------------------------------------------------------------------
   Trustees Fees                                                                                   1,535
-----------------------------------------------------------------------------------------------------------------------------------
   Miscellaneous                                                                                   1,887
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                                311,496
-----------------------------------------------------------------------------------------------------------------------------------
   Less: Expenses Absorbed by Bankers Trust                                                     (138,351)                  173,145
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                      220,235
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCY
-----------------------------------------------------------------------------------------------------------------------------------
   Net Realized (Loss) from Securities Transactions                                                                     (9,239,804)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Realized (Loss) from Foreign Currency Transactions                                                                 (245,679)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Unrealized (Depreciation) on Securities                                                                          (3,177,929)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Foreign Currency Translation                                                               1,716
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED (LOSS) ON SECURITIES AND FOREIGN CURRENCY                                                  (12,661,696)
-----------------------------------------------------------------------------------------------------------------------------------
NET (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                          $(12,441,461)
===================================================================================================================================

              See Notes to Financial Statements on Pages 19 and 20

                                 LATIN AMERICAN EQUITY PORTFOLIO             12
                                 ----------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
===================================================================================================================================
                                                                                                                     For the period
                                                                                                                   October 25, 1993
                                                                                                  For the             (Commencement
                                                                                               year ended         of Operations) to
                                                                                       September 30, 1995        September 30, 1994
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                                    $    220,235               $   106,308
-----------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities and Foreign Currency Transactions                 (9,485,483)                  201,391
-----------------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation (Depreciation) on Securities
     and Foreign Currency Translation                                                         (3,176,213)                2,780,069
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations                                     (12,441,461)                3,087,768
-----------------------------------------------------------------------------------------------------------------------------------
FROM CAPITAL TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
   Proceeds from Capital Invested                                                              18,611,709               27,627,247
-----------------------------------------------------------------------------------------------------------------------------------
   Value of Capital Withdrawn                                                                (19,878,349)               (3,348,999)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Transactions                            (1,266,640)               24,278,248
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                                   (13,708,101)               27,366,016
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
   Beginning of Period                                                                        27,366,016                     -
-----------------------------------------------------------------------------------------------------------------------------------
   End of Period                                                                            $ 13,657,915               $27,366,016
===================================================================================================================================

              See Notes to Financial Statements on Pages 19 and 20

                                 LATIN AMERICAN EQUITY PORTFOLIO             13
                                 ----------------------------------------------

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the periods indicated for the Latin American Equity Portfolio.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     For the period
                                                                                                                   October 25, 1993
                                                                                                  For the             (Commencement
                                                                                               year ended         of Operations) to
                                                                                       September 30, 1995        September 30, 1994
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets                                                    1.27%               1.03%*

Ratio of Expenses to Average Net Assets                                                                 1.00%               1.00%*

Decrease Reflected in Above Ratio of Expenses to Average
   Net Assets Due to Absorption of Expenses by Bankers Trust                                            0.80%               0.79%*

Portfolio Turnover Rate                                                                                  161%                 124%

Net Assets, End of Period (000's omitted)                                                            $13,658               $27,366

*  Annualized


             See Notes to Financial Statements on Pages 19 and 20

                                 LATIN AMERICAN EQUITY PORTFOLIO             14
                                 ----------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
==========================================================================================================
September 30, 1995

SHARES              DESCRIPTION                                                                     VALUE
==========================================================================================================
                     COMMON STOCKS - 51.32%
==========================================================================================================
                     BRAZIL - 11.55%
----------------------------------------------------------------------------------------------------------
          13,797     Aracruz Celulose S.A., ADR
                     (Paper)                                                                  $   137,970
----------------------------------------------------------------------------------------------------------
         750,000     Compania Siderurgica Nacional
                     (Steel)                                                                       19,993
----------------------------------------------------------------------------------------------------------
          13,527     Compania Siderurgica Nacional,
                     ADR (Steel)                                                                  358,465
----------------------------------------------------------------------------------------------------------
       1,440,259     Electrobras (Utility)                                                        439,855
----------------------------------------------------------------------------------------------------------
      10,033,165     Lojas Americanas (Retail)                                                    219,016
----------------------------------------------------------------------------------------------------------
       5,868,000     Telec Brasileiras-Telebras "ON"
                     (Telecommunications)                                                         234,018
----------------------------------------------------------------------------------------------------------
          15,500     Usiminas, ADR (Steel) (b)                                                    167,555
----------------------------------------------------------------------------------------------------------
                                                                                                1,576,872
==========================================================================================================
                     CHILE - 6.53%
----------------------------------------------------------------------------------------------------------
           7,910     Banco Osorno y la Union S.A.,
                     Series 'A', ADR (Banks)                                                      122,605
----------------------------------------------------------------------------------------------------------
          13,969     Chile Fund (Diversified)                                                     316,049
----------------------------------------------------------------------------------------------------------
          14,565     Chilgener S.A., ADR (Utility)                                                307,685
----------------------------------------------------------------------------------------------------------
           2,100     Compania Telefonica de Chile S.A.,
                     ADR (Telecommunications)                                                     145,163
----------------------------------------------------------------------------------------------------------
                                                                                                  891,502
==========================================================================================================
                     COLOMBIA - 6.77%
----------------------------------------------------------------------------------------------------------
          11,000     Banco Industrial Colombiano,
                     ADR (Banks)                                                                  149,875
----------------------------------------------------------------------------------------------------------
          14,794     CADENALCO, Gran Cadena de
                     Almacenes Colombianos, ADR
                     (Retail)                                                                     208,965
----------------------------------------------------------------------------------------------------------
          12,000     Carulla CIA, S.A.,
                     ADR, Cl 'B' (Retail) (b)                                                     115,440
----------------------------------------------------------------------------------------------------------
          14,900     Cementos Diamante S.A., ADR,
                     Cl 'B' (Building & Construction) (b)                                         275,650
----------------------------------------------------------------------------------------------------------
          14,000     Cementos Paz del Rio, ADR
                     (Building & Construction) (a)(b)                                             175,000
----------------------------------------------------------------------------------------------------------
                                                                                                  924,930
==========================================================================================================
                     MEXICO - 13.99%
----------------------------------------------------------------------------------------------------------
              24     Controladora de Famacia (Retail)                                                  10
----------------------------------------------------------------------------------------------------------
          88,119     Gruma S.A., Cl 'B' (Diversified) (a)                                         318,827
----------------------------------------------------------------------------------------------------------
          85,618     Grupo Carso S.A. de CV, Cl 'A1'
                     (Diversified) (a)                                                            506,909
----------------------------------------------------------------------------------------------------------
          61,023     Grupo Modelo, S.A. (Beverages)                                               248,508
----------------------------------------------------------------------------------------------------------
          20,691     Panamerican Beverages,
                     Cl 'A' (Beverages)                                                           556,070
----------------------------------------------------------------------------------------------------------
         175,000     Telefonos de Mexico S.A., ADR,
                     Cl 'L' (Telecommunications)                                                  280,132
----------------------------------------------------------------------------------------------------------
                                                                                                1,910,456
==========================================================================================================
                     PERU - 6.88%
----------------------------------------------------------------------------------------------------------
          98,883     Backus Y Johnson Brewery, Cl 'T'
                     (Beverages)                                                                  190,703
----------------------------------------------------------------------------------------------------------
         148,825     Banco de Credito del Peru (Banks)                                            279,047
----------------------------------------------------------------------------------------------------------
          44,882     Cementos Norte Pacasmayo S.A.,
                     Cl 'T' (Building & Construction) (a)                                         105,193
----------------------------------------------------------------------------------------------------------
          92,000     La Fabril Pacifico S.A. (Diversified) (a)                                    110,893
----------------------------------------------------------------------------------------------------------
         132,441     Telefonica del Peru, Cl 'B'
                     (Telecommunications)                                                         254,239
----------------------------------------------------------------------------------------------------------
                                                                                                  940,075
==========================================================================================================
                     VENEZUELA - 5.60%
----------------------------------------------------------------------------------------------------------
          14,700     Banco Mercantil, Series 'A-B' (Banks)                                         29,437
----------------------------------------------------------------------------------------------------------
           2,352     Banco Mercantil, Series 'B' (Banks)                                            3,325
----------------------------------------------------------------------------------------------------------
           9,065     Banco Provincial (Banks)                                                      12,547
----------------------------------------------------------------------------------------------------------
           2,016     Banco Venezolana de Credito,
                     Series 'A-B' (Banks)                                                          70,056
----------------------------------------------------------------------------------------------------------
          40,800     Ceramica Carabobo, ADR, Cl 'B'
                     (Building & Construction)                                                     44,880
----------------------------------------------------------------------------------------------------------
          10,960     Corimon Saca, ADR
                     (Building & Construction) (a)                                                 60,280
----------------------------------------------------------------------------------------------------------
         116,203     Electricidad de Caracas (Utility)                                            103,345
----------------------------------------------------------------------------------------------------------
          30,700     Mavesa S.A., ADR
                     (Consumer Goods) (b)                                                         108,488
----------------------------------------------------------------------------------------------------------
          28,567     Mavesa S.A., ADR
                     (Consumer Goods)                                                             100,950
----------------------------------------------------------------------------------------------------------

             See Notes to Financial Statements on Pages 19 and 20

                                 LATIN AMERICAN EQUITY PORTFLIO              15
                                 ----------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
==========================================================================================================
September 30, 1995

SHARES              DESCRIPTION                                                                      VALUE
==========================================================================================================
           57,000    Siderurgica Venezolana Sivensa
                     (Steel)                                                                  $    94,050
----------------------------------------------------------------------------------------------------------
          722,587    Sudamtex (Textiles)                                                           81,288
----------------------------------------------------------------------------------------------------------
          304,500    Venaseta Cl 'A' (Finance)                                                     24,212
----------------------------------------------------------------------------------------------------------
           60,900    Venaseta Cl 'B' (Finance)                                                      4,573
----------------------------------------------------------------------------------------------------------
           10,000    Venezolana de Cementos
                     (Building & Construction)                                                     15,313
----------------------------------------------------------------------------------------------------------
           20,000    Venezolana Pulpa Y Papel (Paper)                                              12,604
----------------------------------------------------------------------------------------------------------
                                                                                                  765,348
==========================================================================================================
TOTAL COMMON STOCKS
(Cost $7,432,407)                                                                            $  7,009,183
==========================================================================================================
                     PREFERRED STOCKS - 25.51%
==========================================================================================================
                     BRAZIL - 25.51%
==========================================================================================================
       39,666,839    Banco Bradesco PN (Banks)                                                $   380,912
----------------------------------------------------------------------------------------------------------
          861,116    Banco Itau S.A. (Banks)                                                      269,320
----------------------------------------------------------------------------------------------------------
        1,354,711    Brasmotor PN (Auto Related)                                                  344,063
----------------------------------------------------------------------------------------------------------
          778,179    Compania Cervejaria Brahma
                     (Beverages)                                                                  316,057
----------------------------------------------------------------------------------------------------------
          134,373    Compania Siderurgica Paulista,
                     Series 'B' (Steel)                                                           239,738
----------------------------------------------------------------------------------------------------------
          366,000    Compania Tecidos Norte de Minas
                     (Textile)                                                                    119,843
----------------------------------------------------------------------------------------------------------
        1,422,237    Compania Vale do Rio Doce PN
                     (Steel)                                                                      238,072
----------------------------------------------------------------------------------------------------------
          921,079    Iochpe Maxion PN
                     (Consumer Goods)                                                             303,530
----------------------------------------------------------------------------------------------------------
        4,433,777    Lojas Americanas (Retail)                                                    104,696
----------------------------------------------------------------------------------------------------------
        6,683,800    Lojas Renner S.A. (Retail)                                                   150,813
----------------------------------------------------------------------------------------------------------
          610,800    Mesbla (Retail) (a)                                                           10,185
----------------------------------------------------------------------------------------------------------
      124,280,971    Refrigeracao Parana S.A.
                     (Consumer Goods)                                                             326,077
----------------------------------------------------------------------------------------------------------
        4,731,000    Telebras PN (Telecommunications)                                             222,437
----------------------------------------------------------------------------------------------------------
      415,692,734    Usiminas PN (Steel)                                                          458,075
==========================================================================================================
                     TOTAL PREFERRED STOCKS
                     (Cost $3,456,544)                                                     $    3,483,818
----------------------------------------------------------------------------------------------------------
                     CALL OPTION - 0.00%
==========================================================================================================
                     BRAZIL - 0.00%
==========================================================================================================
            3,100    Compania Paulista de Forca
                     Luz, Call Option, Strike price 70,
                     Expire 10/16/95 (Cost $37) (a)                                                $   33
----------------------------------------------------------------------------------------------------------

        PRINCIPAL    SHORT-TERM
           AMOUNT    INVESTMENTS - 20.42%
==========================================================================================================
      $ 2,820,000    U.S. TREASURY BILLS, 5.28%,
                     12/14/95 (Cost $2,789,043)                                             $   2,789,521
==========================================================================================================
                     TOTAL INVESTMENTS
                     (Cost $13,678,031)                                      97.25%         $  13,282,555
==========================================================================================================
                     OTHER ASSETS IN EXCESS OF LIABILITIES                    2.75                375,360
==========================================================================================================
                     NET ASSETS                                             100.00%         $  13,657,915
==========================================================================================================

(a)      Non-Income Producing Security
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1995, the value of these securities amounted to $842,133 or 6.17% of net assets.

  Industry Diversification (as a percentage of Total Investments):

Auto Related  . . . . . . . . .          2.59%
Banks . . . . . . . . . . . . .          9.92
Beverages & Foods . . . . . . .          9.87
Building & Construction . . . .          5.09
Consumer Goods  . . . . . . . .          6.32
Diversified . . . . . . . . . .          9.43
Other*  . . . . . . . . . . . .          2.87
Retail  . . . . . . . . . . . .          6.09
Steel . . . . . . . . . . . . .         11.86
Telecommunications  . . . . . .          8.55
U.S. Government . . . . . . . .         21.00
Utilities . . . . . . . . . . .          6.41
                                       ------
                                       100.00%
                                       ======

*No one industry represents more than 2% of Portfolio holdings.

              See Notes to Financial Statements on Pages 19 and 20

                                 LATIN AMERICAN EQUITY FUND                  16
                                 ----------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Latin American Equity Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on October 25, 1993. The Fund invests substantially all of its assets in the Latin American Equity Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1995, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained else- where in this report.

B. Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Organizational Expenses

Costs incurred by the Fund in connection with its organization and initial registration are being amortized over a five year period on a straight-line basis.

D. Dividends

It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the year ended September 30, 1995, $245,679 of net realized (loss) from foreign currency transactions was reclassified against $52,322 of undistributed net investment income, with the remaining $193,357 reclassified against paid in capital.

E. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

                                 LATIN AMERICAN EQUITY FUND                  17
                                 ----------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.95 of 1% of the Fund's average daily net assets. For the year ended September 30, 1995, this fee aggregated $162,746.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended September 30, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 1.00 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
2.00 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended September 30, 1995, expenses of the Fund have been reduced $63,765.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3 - SHARES OF BENEFICIAL INTEREST

At September 30, 1995, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                           For the period
                                                           October 25, 1993
                                For the                     (Commencement
                              year ended                   of Operations) to
                          September 30, 1995               September 30, 1994
                     ----------------------------      ---------------------------
                       Shares            Amount         Shares           Amount
                     -----------    -------------      ---------      ------------
Sold                  1,726,404      $18,486,926      2,139,065      $27,763,764
Reinvested               27,924          327,552          -               -
Redeemed             (2,036,411)     (19,586,772)      (254,922)      (3,259,552)
                     ----------      -----------       --------       ----------
Net Increase
 (Decrease)            (282,083)    $   (772,294)     1,884,143      $24,504,212
                     ==========     ============      =========      ===========

NOTE 4 - CAPITAL LOSS CARRYFORWARD

At September 30, 1995, accumulated net realized capital loss carryforward available as a reduction against future net realized capital gains aggregated $9,111,852, which will expire in 2003.

                                 LATIN AMERICAN EQUITY FUND                  18
                                 ----------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Shareholders of
BT Investment Funds:

We have audited the accompanying statement of assets and liabilities of the Latin American Equity Fund (one of the funds comprising BT Investment Funds) as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period October 25, 1993 (commencement of operations) to September 30, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Latin American Equity Fund of BT Investment Funds as of September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/S/ COOPERS & LYBRAND L.L.P
---------------------------
Kansas City, Missouri
November 10, 1995

                                 LATIN AMERICAN EQUITY PORTFOLIO             19
                                 ----------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Latin American Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on August 6, 1993 as an unincorporated trust under the laws of New York and commenced operations on October 25, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Securities traded primarily on a principal securities exchange (domestic or foreign) are valued at their last reported sale price on that exchange. If no sale is reported, or if local custom or regulation so provides, the mean of the latest bid and asked price is used. Securities traded over-the-counter are valued using either the mean between the bid and asked price or, where local custom or regulations so provide, the last sales price. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Foreign Currency Transactions

The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

The portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from securities.

D. Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments generally. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

E. Option Contracts

Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

                                 LATIN AMERICAN EQUITY PORTFOLIO             20
                                 ----------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

F. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from security and foreign currency transactions of the Portfolio are allocated pro rata among the investors of the Portfolio at the time of such determination.

G. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder servicesto the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.20 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1995, this fee aggregated $34,629.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, Bankers Trust manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of 1.00 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1995, this fee aggregated $173,145.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 1.00 of 1% of the average daily net assets of the Portfolio. For the year ended September 30, 1995, expenses of the Portfolio have been reduced $138,351.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations and options purchased, for the year ended September 30, 1995, were $25,437,401 and $30,324,345, respectively. For federal income tax purposes, the tax basis for investments held as of September 30, 1995 was $13,988,644. The aggregate gross unrealized appreciation for all investments was $426,638 and the aggregate gross unrealized depreciation for all investments was $1,132,727.

                                 LATIN AMERICAN EQUITY PORTFOLIO             21
                                 ----------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial Interest of the Latin American Equity Portfolio:

We have audited the accompanying statement of assets and liabilities of the Latin American Equity Portfolio (a series of BT Investment Portfolios), including the schedule of portfolio investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period October 25, 1993 (commencement of operations) to September 30, 1994. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 bycorrespondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Latin American Equity Portfolio of BT Investment Portfolios as of September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/S/ COOPERS & LYBRAND L.L.P
----------------------------
Kansas City, Missouri
November 10, 1995

BT INVESTMENT FUNDS

PACIFIC
BASIN
EQUITY FUND

ANNUAL REPORT
SEPTEMBER 30, 1995

                                 PACIFIC BASIN EQUITY FUND                    1
                                 ----------------------------------------------




TABLE OF CONTENTS
================================================================================

INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . . . . .       2
LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER  . . . . . . . . .       3
PACIFIC BASIN EQUITY FUND
         Statement of Assets and Liabilities  . . . . . . . . . .       6
         Statement of Operations  . . . . . . . . . . . . . . . .       7
         Statement of Changes in Net Assets . . . . . . . . . . .       8
         Financial Highlights . . . . . . . . . . . . . . . . . .       9
PACIFIC BASIN EQUITY PORTFOLIO
         Statement of Assets and Liabilities  . . . . . . . . . .      10
         Statement of Operations  . . . . . . . . . . . . . . . .      11
         Statement of Changes in Net Assets . . . . . . . . . . .      12
         Financial Highlights . . . . . . . . . . . . . . . . . .      13
         Schedule of Portfolio Investments  . . . . . . . . . . .      14
PACIFIC BASIN EQUITY FUND
         Notes to Financial Statements  . . . . . . . . . . . . .      17
         Report of Independent Accountants  . . . . . . . . . . .      19
PACIFIC BASIN EQUITY PORTFOLIO
         Notes to Financial Statements  . . . . . . . . . . . . .      20
         Report of Independent Accountants  . . . . . . . . . . .      22

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the Pacific Basin Equity Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Investment Funds:

BT INVESTMENT FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 422-6577

BT INVESTMENT FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the Pacific Basin Equity Fund at the following address:

BT INVESTMENT FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

                                 PACIFIC BASIN EQUITY FUND                    2
                                 ----------------------------------------------



INTRODUCTION FROM PRESIDENT
===============================================================================

November, 1995

Dear Shareholders:

    We are pleased to present your Annual Report for the BT Investment Funds Pacific Basin Equity Fund. This Report provides you with an investment overview as well as a financial summary of the Fund's operations for the year ended September 30, 1995. We have also included a Letter from the Investment Adviser, detailing the factors that affected the Fund's performance and a performance chart which illustrates your Fund's return versus a relevant financial index. Also presented in your Report is a pie chart displaying diversification of Portfolio investments, financial statements, financial highlights and a listing of the Portfolio's holdings.

    Looking ahead, we will continue to closely observe the economic conditions and how they affect the financial markets.

    We appreciate your ongoing support of the Pacific Basin Equity Fund and look forward to continuing to serve your investment needs.



    Philip W. Coolidge
    President

                                 PACIFIC BASIN EQUITY FUND                    3
                                 ----------------------------------------------



LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
===============================================================================

The Fund's total return was down 3.87% for the year ended September 30, 1995, as compared to the MSCI Combined Far East Free ex Japan Index, whose return was down 6.08%, and to the Lipper Pacific Basin Average return, which was down 7.29%. Since its inception on November 1, 1993, the Pacific Basin Equity Fund has returned a positive 13.63%.

Overall, Asian equity markets (ex Japan) were weak during the past year. Those markets most sensitive to U.S. monetary policy, including Hong Kong, Thailand, and Malaysia, performed poorly in the last months of 1994 and into 1995 as the Federal Reserve Board continued to raise U.S. interest rates. The July cut in the U.S. rate was expected to be a powerful stimulus to Asian equity market performance, however, the improved interest rate outlook coincided with slowing U.S. demand for Asian exports. Thus the positive effects of such a stimulus have not yet been seen to any significant degree. Ongoing problems in much of Latin America continued to put pressure on the Asian emerging markets as well.

Even with all that, the Fund outperformed both its benchmark and the majority of its competitors due primarily to strong stock selection. The Fund's asset allocation and currency selection had a virtually neutral effect. Specifically, we reduced the Fund's exposure to major exporters on the expectation of slowed U.S. demand, and in line with our positive interest rate outlook, increased weightings in selected financial and banking securities, particularly in Korea and the Phillipines. We also, as per our ongoing overall investment themes, remain overweighted in domestic consumption stocks and infrastructure investment beneficiaries, including building materials and construction companies in Thailand and Malaysia.

Looking forward, we expect domestic economic concerns to grow, as we believe that some countries in the region, including Malaysia, Thailand, and Indonesia, are now approaching serious capacity constraints and will begin to suffer from the adverse effects of inflation and deteriorating trade accounts. At the same time though, other countries, such as China, Hong Kong, and Korea, are likely to benefit from improving domestic liquidity as growth slows to more sustainable levels. In general, we believe that the Asian equity markets will continue to be sensitive to U.S. monetary policy and that the prospect of low inerest rates in particular will ultimately serve as a positive stimulus to these markets' performance.

                                  Pacific Basin Equity fund                   4
                                  ---------------------------------------------


LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
===============================================================================

The following graph illustrates the Fund's return versus the MSCI Combined Far East Free ex Japan Index since November 30, 1993, assuming a $10,000 initial investment:
===============================================================================

COMPARISON OF CHANGE
IN VALUE OF A $10,000
INVESTMENT IN THE
PACIFIC BASIN EQUITY
FUND AND MSCI
COMBINED FAR EAST
FREE EX JAPAN INDEX

            Total Return
      ended September 30, 1995
One Year                  Since 11/1/93*
  (3.87%)                    13.63%

* The Fund's inception date

Investment return and principal
value may fluctuate so that
shares, when redeemed, may be
worth more or less than their
original cost.

                            MSCI     Pacific
11/30/93                    10000     10000
12/31/93                    12419     13127
3/31/94                      9673     10392
6/30/94                     10039     11115
9/30/94                     11227     12198
12/31/94                    10058     10913
3/31/95                      9880     10614
6/30/95                     10762     11641
9/30/95                     10544     11727

                [FIGURE 1]



ABOUT THE                PAUL DURHAM
PORTFOLIO MANAGER        VICE PRESIDENT

                     -   Portfolio Manager:    - BT Investment Funds Pacific
                                                  Basin Equity Fund
                                               - BT South East Asia Fund
                                                  (Offshore Fund)
                                               - BTA South East Asia Fund
                                                  (Offshore Fund)

                     -   Attended University of Sydney

                     -   Graduated 1987 with an Economics Degree

                     -   Joined Bankers Trust in Sydney in 1988

                                 PACIFIC BASIN EQUITY FUND                    5
                                 ----------------------------------------------


================================================================================
OBJECTIVE                         Seeks to provide long term capital growth
                                  through investments in Pacific Basin
                                  stock markets.
--------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS            Primarily common stocks and corporate issued
                                  intermediate to long-term bonds.
--------------------------------------------------------------------------------
TEN LARGEST                       United Engineers Berhad     Overseas Chinese
HOLDINGS                                                       Banking
                                  TPI Polyne, LTD             Technology
                                                               Resources
                                  Singapore Land              Hang Seng Bank
                                  Commerce Asset              Hutchison Whampoa
                                  New World Development       HSBC Holdings
--------------------------------------------------------------------------------
DIVERSIFICATION OF PORTFOLIO
INVESTMENTS BY COUNTRY
as of September 30, 1995
(percentages are based on market value)

Hong Kong                         24.63%
Malaysia                          17.32%
Thailand                          13.84%
South Korea                       10.31%
Singapore                          9.64%
Indonesia                          9.13%
Philippines                        8.50%
India                              4.53%
Other*                             2.10%


             [FIGURE 2]

* No one country represents more than 2% of Portfolio holdings.

                                 PACIFIC BASIN EQUITY FUND                    6
                                 ----------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
=======================================================================================================================
September 30, 1995

-----------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------
         Investment in Pacific Basin Equity Portfolio, at Value                                             $24,656,289
-----------------------------------------------------------------------------------------------------------------------
         Deferred Organizational Expenses                                                                         6,317
-----------------------------------------------------------------------------------------------------------------------
         Prepaid Expenses                                                                                         2,592
-----------------------------------------------------------------------------------------------------------------------
         Due from Bankers Trust                                                                                   6,210
-----------------------------------------------------------------------------------------------------------------------
         Total Assets                                                                                        24,671,408
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
         Payable for Shares of Beneficial Interest Redeemed                                                     144,574
-----------------------------------------------------------------------------------------------------------------------
         Accrued Expenses and Accounts Payable                                                                   22,560
-----------------------------------------------------------------------------------------------------------------------
         Total Liabilities                                                                                      167,134
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS (Applicable to 2,236,081 Outstanding Shares of
$0.001 Par Value Per Share, Unlimited Number of Shares of Beneficial
Interest Authorized)                                                                                        $24,504,274
=======================================================================================================================

NET ASSET VALUE, Subscription and Redemption Price Per Share
($24,504,274/2,236,081 Shares)                                                                              $     10.96
=======================================================================================================================

COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
         Shares of Beneficial Interest, at Par                                                              $     2,236
-----------------------------------------------------------------------------------------------------------------------
         Paid-in Capital                                                                                     24,729,698
-----------------------------------------------------------------------------------------------------------------------
         Accumulated Net Realized (Loss) from Securities and Foreign
-----------------------------------------------------------------------------------------------------------------------
           Currency Transactions                                                                               (632,370)
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities                                                              521,421
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized (Depreciation) on Foreign Currency Translation                                           (2,137)
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized (Depreciation) on Forward Foreign Currency Contracts                                   (114,574)
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS, SEPTEMBER 30, 1995                                                                              $24,504,274
=======================================================================================================================


             See Notes to Financial Statements on Pages 17 and 18

                                 PACIFIC BASIN EQUITY FUND                    7
                                 ----------------------------------------------



STATEMENT OF OPERATIONS
=======================================================================================================================
For the year ended September 30, 1995

-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------
         Income Allocated from Pacific Basin Equity Portfolio, net                                          $   201,609
-----------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------
         Administration and Services Fee                                                    $173,407
-----------------------------------------------------------------------------------------------------------------------
         Professional Fees                                                                    11,146
-----------------------------------------------------------------------------------------------------------------------
         Registration Fees                                                                    26,206
-----------------------------------------------------------------------------------------------------------------------
         Trustees Fees                                                                         1,544
-----------------------------------------------------------------------------------------------------------------------
         Amortization of Organizational Expenses                                               3,173
-----------------------------------------------------------------------------------------------------------------------
         Shareholders Reports                                                                 28,114
-----------------------------------------------------------------------------------------------------------------------
         Insurance                                                                               894
-----------------------------------------------------------------------------------------------------------------------
         Miscellaneous                                                                         1,186
-----------------------------------------------------------------------------------------------------------------------
         Total Expenses                                                                      245,670
-----------------------------------------------------------------------------------------------------------------------
         Less: Expenses Absorbed by Bankers Trust                                            (72,263)           173,407
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                            28,202
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCY
-----------------------------------------------------------------------------------------------------------------------
         Net Realized (Loss) from Securities Transactions                                                      (448,644)
-----------------------------------------------------------------------------------------------------------------------
         Net Realized (Loss) from Foreign Currency Transactions                                                 (32,877)
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized (Depreciation) on Securities                                                           (716,292)
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Foreign Currency Translation                                              5,383
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized (Depreciation) on Forward Foreign Currency Contracts                                   (110,421)
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED (LOSS) ON SECURITIES AND FOREIGN CURRENCY                                        (1,302,851)
-----------------------------------------------------------------------------------------------------------------------
NET (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                $(1,274,649)
=======================================================================================================================

             See Notes to Financial Statements on Pages 17 and 18

                                 PACIFIC BASIN EQUITY FUND                    8
                                 ----------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS
=======================================================================================================================
                                                                                                         For the period
                                                                                                       November 1, 1993
                                                                                          For the         (Commencement
                                                                                       year ended     of Operations) to
                                                                               September 30, 1995    September 30, 1994
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
         Net Investment Income (Loss)                                                 $    28,202            $  (91,888)
-----------------------------------------------------------------------------------------------------------------------
         Net Realized Gain (Loss) from Securities and Foreign
           Currency Transactions                                                         (481,521)              744,135
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation (Depreciation)
           on Securities and Foreign Currency Translation                                (821,330)            1,226,040
-----------------------------------------------------------------------------------------------------------------------
         Net Increase (Decrease) in Net Assets from Operations                         (1,274,649)            1,878,287
-----------------------------------------------------------------------------------------------------------------------

FROM DISTRIBUTIONS
         Net Realized Gain from Securities Transactions                                  (831,820)                -
-----------------------------------------------------------------------------------------------------------------------
         Net (Decrease) in Net Assets from Distributions                                 (831,820)                -
-----------------------------------------------------------------------------------------------------------------------

FROM TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
-----------------------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets from Transactions in
           Shares of Beneficial Interest                                                1,248,861            23,483,595
-----------------------------------------------------------------------------------------------------------------------

         TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (857,608)           25,361,882
=======================================================================================================================

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
         Beginning of Period                                                           25,361,882                 -
-----------------------------------------------------------------------------------------------------------------------
         End of Period                                                                $24,504,274           $25,361,882
=======================================================================================================================

                     See Notes to Financial Statements on Pages 17 and 18

                                 PACIFIC BASIN EQUITY FUND                    9
                                 ----------------------------------------------


FINANCIAL HIGHLIGHTS
================================================================================

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the Pacific Basin Equity Fund.


-----------------------------------------------------------------------------------------------------------------------
                                                                                                         For the period
                                                                                                       November 1, 1993
                                                                                          For the         (Commencement
                                                                                       year ended     of Operations) to
                                                                               September 30, 1995    September 30, 1994
-----------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

Net Asset Value, Beginning of Period                                                      $ 11.82               $ 10.00
                                                                                          -------               -------
Income from Investment Operations
         Net Investment Income (Loss)                                                        0.01                 (0.04)
         Net Realized and Unrealized Gain (Loss) on Securities
           and Foreign Currency                                                             (0.49)                 1.86
                                                                                          -------               -------
         Total from Investment Operations                                                   (0.48)                 1.82
                                                                                          -------               -------

Less Distributions
         Distributions from Net Realized Gain from Securities
           Transactions                                                                     (0.38)                  -
                                                                                          -------               -------
Net Asset Value, End of Period                                                            $ 10.96               $ 11.82
                                                                                          =======               =======
TOTAL INVESTMENT RETURN                                                                    (3.87%)               20.11%*

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income (Loss) to Average Net Assets                                 0.12%               (0.59%)*
Ratio of Expenses to Average Net Assets, Including
         Expenses of the Pacific Basin Equity Portfolio                                     1.75%                 1.75%*
Decrease Reflected in Above Expense Ratio Due to Absorption
         of Expenses by Bankers Trust                                                       0.52%                 0.60%*
Net Assets, End of Period (000's omitted)                                                 $24,504               $25,362

*  Annualized

              See Notes to Financial Statements on Pages 17 and 18

                                 PACIFIC BASIN EQUITY PORTFOLIO              10
                                 ----------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
=======================================================================================================================
September 30, 1995

-----------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------
         Investments, at Value (Cost $21,794,123)                                                           $22,315,544
-----------------------------------------------------------------------------------------------------------------------
         Foreign Cash (Cost $523,620)                                                                           521,288
-----------------------------------------------------------------------------------------------------------------------
         Cash                                                                                                   392,856
-----------------------------------------------------------------------------------------------------------------------
         Receivable for Securities Sold                                                                       1,539,827
-----------------------------------------------------------------------------------------------------------------------
         Dividends and Interest Receivable                                                                       46,101
-----------------------------------------------------------------------------------------------------------------------
         Prepaid Expenses                                                                                           189
-----------------------------------------------------------------------------------------------------------------------
         Total Assets                                                                                        24,815,805
-----------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
         Due to Bankers Trust                                                                                    17,611
-----------------------------------------------------------------------------------------------------------------------
         Accrued Expenses and Accounts Payable                                                                   27,322
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized Depreciation on Forward Foreign Currency Contacts                                       114,574
-----------------------------------------------------------------------------------------------------------------------
         Total Liabilities                                                                                      159,507
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                                  $24,656,298
=======================================================================================================================

COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
         Paid-in Capital                                                                                    $24,251,588
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities                                                              521,421
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized (Depreciation) on Foreign Currency Translation                                           (2,137)
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized (Depreciation) on Forward Foreign Currency Contracts                                   (114,574)
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS, SEPTEMBER 30, 1995                                                                              $24,656,298
=======================================================================================================================

             See Notes to Financial Statements on Pages 20 and 21

                                 PACIFIC BASIN EQUITY PORTFOLIO              11
                                 ----------------------------------------------


STATEMENT OF OPERATIONS
=======================================================================================================================
For the year ended September 30, 1995

-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
         Dividends (net of foreign withholding tax of $23,935)                                              $   433,065
-----------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------
         Advisory Fee                                                                    $173,591
-----------------------------------------------------------------------------------------------------------------------
         Administration and Services Fee                                                   57,864
-----------------------------------------------------------------------------------------------------------------------
         Professional Fees                                                                 26,882
-----------------------------------------------------------------------------------------------------------------------
         Transfer Tax                                                                      11,216
-----------------------------------------------------------------------------------------------------------------------
         Insurance                                                                          2,695
-----------------------------------------------------------------------------------------------------------------------
         Interest                                                                           4,423
-----------------------------------------------------------------------------------------------------------------------
         Trustees Fees                                                                      1,535
-----------------------------------------------------------------------------------------------------------------------
         Amortization of Organizational Expenses                                               11
-----------------------------------------------------------------------------------------------------------------------
         Miscellaneous                                                                        577
-----------------------------------------------------------------------------------------------------------------------
         Total Expenses                                                                   278,794
-----------------------------------------------------------------------------------------------------------------------
         Less: Expenses Absorbed by Bankers Trust                                         (47,338)              231,456
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                           201,609
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCY
-----------------------------------------------------------------------------------------------------------------------
         Net Realized (Loss) from Securities Transactions                                                      (448,645)
-----------------------------------------------------------------------------------------------------------------------
         Net Realized (Loss) from Foreign Currency Transactions                                                 (32,882)
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized (Depreciation) on Securities                                                           (716,292)
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Foreign Currency Translation                                              5,383
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized (Depreciation) on Forward Foreign Currency Contracts                                   (110,421)
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED (LOSS) ON SECURITIES AND FOREIGN CURRENCY                                        (1,302,857)
-----------------------------------------------------------------------------------------------------------------------
NET (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                $(1,101,248)
=======================================================================================================================


             See Notes to Financial Statements on Pages 20 and 21

                                 PACIFIC BASIN EQUITY PORTFOLIO              12
                                 ----------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS
=======================================================================================================================
                                                                                                         For the period
                                                                                                       November 1, 1993
                                                                                          For the         (Commencement
                                                                                       year ended     of Operations) to
                                                                               September 30, 1995    September 30, 1994
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
         Net Investment Income                                                        $   201,609           $    24,084
-----------------------------------------------------------------------------------------------------------------------
         Net Realized Gain (Loss) from Securities and Foreign Currency Transactions      (481,527)              744,140
-----------------------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation (Depreciation) on
           Securities and Foreign Currency Translation                                   (821,330)            1,226,040
-----------------------------------------------------------------------------------------------------------------------
         Net Increase (Decrease) in Net Assets from Operations                         (1,101,248)            1,994,264
-----------------------------------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
         Proceeds from Capital Invested                                                12,695,645            27,367,327
-----------------------------------------------------------------------------------------------------------------------
         Value of Capital Withdrawn                                                   (12,304,373)           (3,995,317)
-----------------------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets from Capital Transactions                             391,272            23,372,010
-----------------------------------------------------------------------------------------------------------------------

         TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (709,976)           25,366,274
=======================================================================================================================

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
         Beginning of Period                                                           25,366,274                 -
-----------------------------------------------------------------------------------------------------------------------
         End of Period                                                                $24,656,298           $25,366,274
=======================================================================================================================

             See Notes to Financial Statements on Pages 20 and 21

                                 PACIFIC BASIN EQUITY PORTFOLIO              13
                                 ----------------------------------------------


FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the periods indicated for the Pacific Basin Equity Portfolio.

-----------------------------------------------------------------------------------------------------------------------
                                                                                                         For the period
                                                                                                       November 1, 1993
                                                                                          For the         (Commencement
                                                                                       year ended     of Operations) to
                                                                               September 30, 1995    September 30, 1994
-----------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets                                        0.87%                 0.16%**

Ratio of Expenses to Average Net Assets                                                     1.00%                 1.00%*

Decrease Reflected in Above Ratio of Expenses to Average
         Net Assets Due to Absorption of Expenses by Bankers Trust                          0.20%                 0.26%*

Portfolio Turnover Rate                                                                      104%                   40%

Net Assets, End of Period (000's omitted)                                                 $24,656               $25,366

* Annualized


             See Notes to Financial Statements on Pages 20 and 21

                                 PACIFIC BASIN EQUITY PORTFOLIO              14
                                 ----------------------------------------------



SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
September 30, 1995

SHARES         DESCRIPTION                                           VALUE
==========================================================================
               COMMON STOCKS - 88.41%
==========================================================================
               HONG KONG - 22.29%
--------------------------------------------------------------------------
    62,000     Cheung Kong, LTD (Real Estate)                  $   337,584
--------------------------------------------------------------------------
   590,000     China Resources Enterprises, LTD
               (Real Estate)                                       253,718
--------------------------------------------------------------------------
   700,000     CP Pokphand (Agriculture)                           285,178
--------------------------------------------------------------------------
   210,000     Goldlion Holdings, LTD
               (Apparel)                                           115,429
--------------------------------------------------------------------------
   500,000     Guandong Investments, LTD
               (Diversified)                                       299,082
--------------------------------------------------------------------------
    65,100     Hang Seng Bank (Banking)                            536,747
--------------------------------------------------------------------------
   464,000     HKR International, LTD
               (Real Estate)                                       393,068
--------------------------------------------------------------------------
     5,000     Hong Kong Electric Holdings
               (Utility-Electric)                                   16,716
--------------------------------------------------------------------------
   418,000     Hopewell Holdings, LTD
               (Property Infrastructure)                           283,820
--------------------------------------------------------------------------
    35,600     HSBC Holdings (Banking)                             494,956
--------------------------------------------------------------------------
    99,000     Hutchison Whampoa (Diversified)                     536,485
--------------------------------------------------------------------------
   159,000     Liu Chong Hing Bank, LTD (Banking)                  197,413
--------------------------------------------------------------------------
     6,000     National Mutual Asia, LTD
               (Financial Services)                                  4,617
--------------------------------------------------------------------------
   151,000     New World Development
               (Real Estate)                                       595,642
--------------------------------------------------------------------------
   400,000     Orient Overseas International, LTD
               (Transportation-Shipping)                           234,092
--------------------------------------------------------------------------
   580,000     Qingling Motors
               (Auto & Trucks)                                     133,523
--------------------------------------------------------------------------
    40,000     Sinocan Holdings, LTD
               (Packaging & Container)                              14,744
--------------------------------------------------------------------------
    58,000     Swire Pacific, LTD, Cl. A
               (Diversified)                                       459,454
--------------------------------------------------------------------------
   484,000     Tomei International Holdings
               (Electronics)                                        25,978
--------------------------------------------------------------------------
    89,000     Wharf Holdings (Diversified)                        277,406
--------------------------------------------------------------------------
                                                                 5,495,652
==========================================================================
               INDIA - 3.98%
--------------------------------------------------------------------------
     7,900     Bajaj Auto, LTD, GDR
               (Automotive)                                        241,938
--------------------------------------------------------------------------
     3,000     Calcutta Electric, GDR
               (Utility-Electric) (a)                               11,100
--------------------------------------------------------------------------
    21,400     Core Healthcare, LTD, GDR
               (Health Care) (a)                                    96,300
--------------------------------------------------------------------------
     9,000     Indian Petrochemicals, GDR
               (Chemicals) (a)                                     121,545
--------------------------------------------------------------------------
    13,800     Mahindra & Mahindra Limited, GDR
               (Automotive) (b)                                    182,988
--------------------------------------------------------------------------
     9,000     Tri Polyta Indonesia, PT, ADR
               (Chemicals)                                         193,500
--------------------------------------------------------------------------
     7,400     Reliance Industries (Chemicals) (a)                 134,162
--------------------------------------------------------------------------
                                                                   981,533
==========================================================================
               INDONESIA - 7.61%
--------------------------------------------------------------------------
    11,300     Asia Pacific Resources International,
               Cl. A (Forest Products &Paper) (a)                   89,694
--------------------------------------------------------------------------
    35,250     Bank Dagang Nas Indonesia PT
               (Banking)                                            32,286
--------------------------------------------------------------------------
    48,200     Bank International Indonesia PT
               (Banking) (a)                                       165,950
--------------------------------------------------------------------------
   110,000     Bimantara Citra PT (Diversified) (a)                 88,612
--------------------------------------------------------------------------
     6,833     Duta Anggada Realty PT
               (Real Estate)                                         4,449
--------------------------------------------------------------------------
    24,000     Gadjah Tuniggal (Tire & Rubber)                      15,890
--------------------------------------------------------------------------
   113,664     Indah Kiat Pulp & Paper PT
               (Forest Products & Paper)                           136,718
--------------------------------------------------------------------------
     2,200     Indonesian Satellite PT, ADR
               (Telecommunications)                                 77,275
--------------------------------------------------------------------------
    24,000     Inti Indorayon Utama PT
               (Forest Products & Paper)                            36,018
--------------------------------------------------------------------------


             See Notes to Financial Statements on Pages 20 and 21

                                 PACIFIC BASIN EQUITY PORTFOLIO              15
                                 ----------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
September 30, 1995


SHARES         DESCRIPTION                                           VALUE
==========================================================================
    32,500     Jaya Real Property PT (Real Estate)            $     97,550
--------------------------------------------------------------------------
    60,000     Modern Photo Film PT
               (Photo & Optical)                                   344,295
--------------------------------------------------------------------------
   172,700     Mulia Industrindo PT
               (Glass Manufacturing)                               428,796
--------------------------------------------------------------------------
    26,500     Semen Gresik PT (Building Materials)                 74,862
--------------------------------------------------------------------------
    54,000     Tempo Scan Pacific PT
               (Pharmaceuticals)                                   284,242
--------------------------------------------------------------------------
                                                                 1,876,637
==========================================================================
               MALAYSIA - 15.67%
--------------------------------------------------------------------------
    76,000     Berjaya Sports Toto Berhad
               (Diversified)                                       160,223
--------------------------------------------------------------------------
   123,000     Commerce Asset (Banking)                            645,823
--------------------------------------------------------------------------
    50,000     Gadek Berhad
               (Diversified)                                       296,340
--------------------------------------------------------------------------
    16,000     Industrial Oxygen Berhad (Diversified)               18,457
--------------------------------------------------------------------------
   122,000     Pilecon Engineering Berhad
               (Engineering & Construction)                        128,115
--------------------------------------------------------------------------
   110,000     Rashid Hussain Berhad
               (Financial Services)                                315,036
--------------------------------------------------------------------------
   176,000     Tanjong PLC (Gaming)                                486,555
--------------------------------------------------------------------------
   207,000     Technology Resources
               (Telecommunications) (a)                            539,320
--------------------------------------------------------------------------
   199,000     United Engineers Berhad
               (Engineering & Construction)                      1,274,423
--------------------------------------------------------------------------
                                                                 3,864,292
==========================================================================
               PAKISTAN - 0.58%
--------------------------------------------------------------------------
    22,100     Engro Chemical Pakistan, LTD
               (Chemicals) (a)                                     106,579
--------------------------------------------------------------------------
    35,000     Karachi Electric (Utility-Electric) (a)              34,979
--------------------------------------------------------------------------
                                                                   141,558
==========================================================================
               PHILIPPINES - 7.69%
--------------------------------------------------------------------------
     2,436     Benpress Holdings, GDR
               (Diversified) (a)                                    15,225
--------------------------------------------------------------------------
   495,500     C & P Homes (Construction) (a)                      309,034
--------------------------------------------------------------------------
 1,733,100     Engineering & Equipment
               (Engineering & Construction)                        126,382
--------------------------------------------------------------------------
   199,600     Megaworld Properties & Holdings
               (Real Estate) (a)                                   103,420
--------------------------------------------------------------------------
    12,231     Metropolitan Bank & Trust
               (Banking)                                           227,674
--------------------------------------------------------------------------
    12,120     Philippine Commercial International
               Bank (Banking) (a)                                  109,315
--------------------------------------------------------------------------
   123,608     Philippine Savings Bank (Banking)                   291,763
--------------------------------------------------------------------------
   392,700     SM Prime Holdings, Cl. B
               (Diversified) (a)                                   117,561
--------------------------------------------------------------------------
 3,357,000     Southeast Asia Cement Holdings
               (Cement) (a)                                       425, 181
--------------------------------------------------------------------------
   464,600     Vitarich (Agriculture)                              171,183
--------------------------------------------------------------------------
                                                                 1,896,738
==========================================================================
               SINGAPORE - 8.72%
--------------------------------------------------------------------------
    68,000     City Developments (Real Estate)                     420,372
--------------------------------------------------------------------------
    52,000     Overseas Chinese Banking
               (Banking)                                           588,128
--------------------------------------------------------------------------
    58,000     Overseas Union Bank (Banking)                       370,776
--------------------------------------------------------------------------
   133,000     Singapore Land
               (Property Development)                              770,812
--------------------------------------------------------------------------
                                                                 2,150,088
==========================================================================
               SOUTH KOREA - 9.34%
--------------------------------------------------------------------------
     5,440     Central Investment & Finance
               (Financial Services)                                121,093
--------------------------------------------------------------------------
    28,000     Cho Hung Bank, LTD (Banking)                        433,049
--------------------------------------------------------------------------
    25,000     Commercial Bank of Korea
               (Banking)                                           304,120
--------------------------------------------------------------------------
    15,400     Daewoo (Wholesale) (a)                              224,525
--------------------------------------------------------------------------
     6,480     Dong-Ah Construction Industrial
               (Engineering & Construction)                        282,481
--------------------------------------------------------------------------
    20,000     Korea First Bank (Banking)                          221,557
--------------------------------------------------------------------------


             See Notes to Financial Statements on Pages 20 and 21

                                 PACIFIC BASIN EQUITY PORTFOLIO              16
                                 ----------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
September 30, 1995


SHARES         DESCRIPTION                                           VALUE
==========================================================================
     2,500     Korean Air (Transportation) (a)                   $  94,282
--------------------------------------------------------------------------
     3,680     Samsung Electronics New (Nonvoting),
               GDS (Electronics) (a) (b)                           249,872
--------------------------------------------------------------------------
       152     Samsung Electronics New (Voting),
               GDS (Electronics) (a) (b)                            17,693
--------------------------------------------------------------------------
       771     Samsung Electronics (Voting), GDS
               (Electronics) (a) (b)                                92,520
--------------------------------------------------------------------------
    24,500     Seoul Bank (Banking)                                260,564
--------------------------------------------------------------------------
                                                                 2,301,756
==========================================================================
               THAILAND - 12.53%
--------------------------------------------------------------------------
    27,600     Finance One Public
               (Financial Services)                                168,273
--------------------------------------------------------------------------
    57,800     Hana Microelectronics (Electronics)                 232,628
--------------------------------------------------------------------------
    39,820     Krung Thai Bank Public (Banking)                    158,677
--------------------------------------------------------------------------
    60,000     Krungthai Thanakit, PLC
               (Financial Services) (a)                            155,409
--------------------------------------------------------------------------
    24,000     Nawarat Patanakarn Public
               (Engineering & Construction) (a)                    116,199
--------------------------------------------------------------------------
    51,000     Phatra Thanakit (Financial Services)                369,874
--------------------------------------------------------------------------
   223,400     Sahaviriya Steel Industries
               (Metals) (a)                                        391,696
--------------------------------------------------------------------------
   220,000     Siam City Bank, LTD (Banking)                       298,067
--------------------------------------------------------------------------
   127,000     TPI Polyne, LTD (Cement)                            961,546
--------------------------------------------------------------------------
    39,300     Unithai Line Public
               (Transportation-Shipping)                           236,473
--------------------------------------------------------------------------
                                                                 3,088,842
==========================================================================
TOTAL COMMON STOCKS
(Cost $21,272,470)                                             $21,797,096
==========================================================================

PRINCIPAL
AMOUNT
==========================================================================
CORPORATE DEBENTURES - 2.10%
==========================================================================
               INDIA - 0.12%
--------------------------------------------------------------------------
 $  30,000     Essar Gujarat, LTD (Conv.)
               (Iron & Steel), 5.50%, 8/5/98                    $   30,075
==========================================================================

PRINCIPAL
AMOUNT         DESCRIPTION                                           VALUE
==========================================================================
               INDONESIA - 0.65%
--------------------------------------------------------------------------
  $150,000     Eka Gunatam PT (Conv.) (Industrial)
               4.00%, 10/4/97 (b)                              $   160,500
==========================================================================
               TAIWAN - 1.33%
--------------------------------------------------------------------------
   285,000     Walsin Lihwa (Conv.) (Electronics)
               3.25%, 6/16/04                                      327,750
==========================================================================
TOTAL CORPORATE DEBENTURES
(Cost $521,653)                                                $   518,325
==========================================================================
               OTHER SECURITIES - 0.00%
==========================================================================
               PHILIPPINES - 0.00%
==========================================================================
        16     Metropolitan Bank & Trust Rights
               (Banking) (a) (Cost $0)                                 123
==========================================================================
TOTAL INVESTMENTS
(Cost $21,794,123)                           90.51%            $22,315,544
--------------------------------------------------------------------------
Other Assets in Excess of
Liabilities                                   9.49%              2,340,754
==========================================================================
NET ASSETS                                  100.00%            $24,656,298
==========================================================================

(a)      Non-Income Producing Security
(b) Security exempt from registation under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of the securities amounted to $703,573 or 2.85% of net assets.

Industry Diversification (as a percentage of Total Investments):
Banking . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    23.92%
Cement  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6.21
Diversified . . . . . . . . . . . . . . . . . . . . . . . . . . . .    10.17
Electronics . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4.24
Engineering & Construction  . . . . . . . . . . . . . . . . . . . .     8.64
Financial Services  . . . . . . . . . . . . . . . . . . . . . . . .     5.08
Other*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    28.41
Property Development  . . . . . . . . . . . . . . . . . . . . . . .     3.45
Real Estate . . . . . . . . . . . . . . . . . . . . . . . . . . . .     9.88
                                                                     --------
                                                                      100.00%
                                                                     ========

*No one industry represents more than 3% of Portfolio holdings.

             See Notes to Financial Statements on Pages 20 and 21

                                 PACIFIC BASIN EQUITY FUND                   17
                                 ----------------------------------------------



NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Pacific Basin Equity fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on November 1, 1993. The Fund invests substantially all of its assets in the Pacific Basin Equity Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1995, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Organizational Expenses

Costs incurred by the Fund in connection with its organization and initial registration are being amortized over a five year period on a straight-line basis.

D. Dividends

It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the year ended September 30, 1995, $28,724 of net realized (loss) from foreign currency transactions was reclassified against $28,202 of undistributed net investment income with the remaining $522 reclassified against paid in capital.

E. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

                                 PACIFIC BASIN EQUITY FUND                   18
                                 ----------------------------------------------



NOTES TO FINANCIAL STATEMENTS
================================================================================



NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.75 of 1% of the Fund's average daily net assets. For the year ended September 30, 1995, this fee aggregated $173,407.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 under the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended September 30, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.75 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
1.75 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended September 30, 1995, expenses of the Fund have been reduced $72,263.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3 - SHARES OF BENEFICIAL INTEREST

At September 30, 1995, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                                  For the period
                                                                 November 1, 1993
                                 For the                           (Commencement
                               year ended                       of Operations) to
                           September 30, 1995                   September 30, 1994
                        ---------------------------          ------------------------
                        Shares            Amount            Shares          Amount
                     ----------        -----------        ---------      ------------
Sold                 1,187,576         $ 12,685,645       2,481,528      $ 27,377,317
Reinvested              36,517              375,029            -                -
Redeemed            (1,133,993)         (11,811,813)       (335,547)       (3,893,722)
                    ----------         ------------       ---------      ------------
Net Increase            90,100         $  1,248,861       2,145,981      $ 23,483,595
                    ==========         ============       =========      ============


NOTE 4 - CAPITAL LOSS CARRYFORWARD

At September 30, 1995, accumulated net realized capital loss carryforwards available as a reduction against future net realized capital gains aggregated $415,644 which expires 2003.

                                 PACIFIC BASIN EQUITY FUND                   19
                                 ----------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Shareholders of
BT Investment Funds:

We have audited the accompanying statement of assets and liabilities of the Pacific Basin Equity Fund (one of the funds comprising BT Investment Funds) as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period November 1, 1993 (commencement of operation) to September 30, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by corres-pondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all mate-rial respects, the financial position of the Pacific Basin Equity Fund of BT Investment Funds as of September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/S/ COOPERS & LYBRAND L.L.P.
----------------------------
Kansas City, Missouri
November 10, 1995

                                 PACIFIC BASIN EQUITY PORTFOLIO              20
                                 ----------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

The Pacific Basin Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on August 6, 1993 as an unincorporated trust under the laws of New York and commenced operations on November 1, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Securities traded primarily on a principal securities exchange (domestic or foreign) are valued at their last reported sale price on that exchange. If no sale is reported, or if local custom or regulation so provides, the mean of the latest bid and asked price is used. Securities traded over-the-counter are valued using either the mean between the bid and asked price or, where local custom or regulations so provide, the last sales price. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Foreign Currency Transactions

The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from securities.

D. Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments generally. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

E. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from security transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from securities and foreign currency transactions of the Portfolio are allocated pro rata among the investors of the Portfolio at the time of such determination.

                                 PACIFIC BASIN EQUITY PORTFOLIO              21
                                 ----------------------------------------------


NOTES TO FINANCIAL STATEMENTS
===============================================================================

F. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.25 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1995, this fee aggregated $57,864.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, Bankers Trust manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of 0.75 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1995, this fee aggregated $173,591.

Bankers Trust has entered into a Sub-Advisory Agreement with BT Fund Managers International Limited ("BT Fund Managers International"), a wholly owned subsidiary of Bankers Trust Australia Limited. Under this Sub-Advisory Agreement, BT Fund Managers International receives a fee from Bankers Trust for providing investment advice and research services, computed daily and paid monthly at an annual rate of 0.60 of 1% of the Portfolio's average daily net assets.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 1.00 of 1% of the average daily net assets of the Portfolio. For the year ended September 30, 1995, expenses of the Portfolio have been reduced $47,338.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 1995, were $23,147,139 and $21,335,740, respectively. For federal income tax purposes, the tax basis of investments held at September 30, 1995 was $21,841,557. The aggregate gross unrealized appreciation for all investments was $2,262,513 and the aggregate gross unrealized depreciation for all investments was $1,788,526.

NOTE 4 - OPEN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

As of September 30, 1995, the Portfolio has entered into the following open forward foreign currency exchange contracts:

                                                                                           Net
Contracts                   In                                                      Unrealized
to                          Exchange                 Settlement         Value   (Depreciation)
Deliver                     For                            Date        (US $)           (US $)
----------------------------------------------------------------------------------------------
Sales
----------------------------------------------------------------------------------------------
SGD           3,727,511     USD       2,642,500          2/8/96     2,645,138     $    (2,638)
----------------------------------------------------------------------------------------------
Purchases
----------------------------------------------------------------------------------------------
USD           2,642,500     SGD       3,566,054          2/8/96     2,530,564        (111,936)
----------------------------------------------------------------------------------------------
                                                                                  $  (114,574)
                                                                                  ------------

                                 PACIFIC BASIN EQUITY PORTFOLIO              22
                                 ----------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial Interest of the Pacific Basin Equity
Portfolio:

We have audited the accompanying statement of assets and liabilities of the Pacific Basin Equity Portfolio (a series of BT Investment Portfolios), including the schedule of portfolio investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period November 1, 1993 (commencement of operation) to September 30, 1994. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-cial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pacific Basin Equity Portfolio of BT Investment Portfolios as of September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


/S/ COOPERS & LYBRAND L.L.P.
-----------------------------
Kansas City, Missouri
November 10, 1995